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Prospectus Supplement
April 1, 2007

For the following funds with prospectuses dated
May 1, 2006 - March 1, 2007

AMCAP Fund,® Inc.
American Balanced Fund,® Inc.
American High-Income Municipal Bond Fund,® Inc.
American High-Income TrustSM
American Mutual Fund,®Inc.
The Bond Fund of America,SM Inc.
Capital Income Builder,® Inc.
Capital World Bond Fund,® Inc.
Capital World Growth and Income Fund,SM Inc.
The Cash Management Trust of America®
EuroPacific Growth Fund®
Fundamental Investors,SM Inc.
The Growth Fund of America,® Inc.
The Income Fund of America,® Inc.
Intermediate Bond Fund of America®
The Investment Company of America®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The New Economy Fund®
New Perspective Fund,® Inc.
New World Fund,SM Inc.
Short-Term Bond Fund of America,SM Inc.
SMALLCAP World Fund,® Inc.
The Tax-Exempt Bond Fund of America,® Inc.
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
The Tax-Exempt Money Fund of AmericaSM
U.S. Government Securities FundSM
The U.S. Treasury Money Fund of AmericaSM
Washington Mutual Investors Fund,SM Inc.

Keep this Supplement with your Prospectus and/or Retirement Plan Prospectus.

The following changes are effective beginning April 1, 2007:

1. The second paragraph after the "Purchase minimums and maximums" table in the "Purchase and exchange of shares" section of the Prospectus is amended in its entirety to read as follows (not applicable to American Funds money market funds or tax-exempt funds):

If you have significant American Funds holdings, you may not be eligible to invest in Class B or C shares (or their corresponding 529 share classes). Specifically, you may not purchase Class B or 529-B shares if you are eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate, and you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" below and the statement of additional information for more information regarding sales charge discounts.

2.  The paragraph immediately after the "Purchase minimums and maximums" table in the "Purchase and exchange of shares" section of the Prospectus for The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia is amended in its entirety to read as follows:

If you have significant American Funds holdings, you may not be eligible to invest in Class B or C shares. Specifically, you may not purchase Class B shares if you are eligible to purchase Class A shares at the $100,000 or higher sales charge discount rate, and you may not purchase Class C shares if you are eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" below and the statement of additional information for more information regarding sales charge discounts.

3. The paragraph immediately after the "Purchase minimums and maximums" table in the "Purchase and exchange of shares" section of the Prospectus for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California is amended in its entirety to read as follows:

If you have significant American Funds holdings, you may not be eligible to invest in Class B or C shares of The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and The Tax-Exempt Fund of California. Specifically, you may not purchase Class B shares if you are eligible to purchase Class A shares at the $100,000 or higher sales charge discount rate, and you may not purchase Class C shares if you are eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" below and the statement of additional information for more information regarding sales charge discounts.

4.  The subsection entitled "Moving between share classes" in the "Purchase and exchange of shares" section of the Prospectus is amended in its entirety to read as follows:

Moving between share classes and accounts
Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

In addition, this amended subsection is added to (1) the "Purchase, exchange and sale of shares" section of the Retirement Plan Prospectus and (2) the "Purchase and exchange of shares" section of the Prospectus for American Funds money market funds.

5. The paragraph immediately under the heading "Reducing your Class A initial sales charge" in the "Sales charge reductions and waivers" section of the Prospectus is amended in its entirety to read as follows (not applicable to American Funds money market funds):

Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21) may combine all of your American Funds investments to reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

6.  The paragraph immediately under the heading "Concurrent purchases" in the "Sales charge reductions and waivers" section of the Prospectus is amended in its entirety to read as follows (not applicable to American Funds money market funds):

You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds to qualify for a reduced Class A sales charge.

7.  The second paragraph after the heading "Rights of accumulation" in the "Sales charge reductions and waivers" section of the Prospectus is amended in its entirety to read as follows (not applicable to American Funds money market funds):

If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds accounts.

8.  The paragraph immediately under the heading "Rights of accumulation" in the "Sales charge reductions" section of the Retirement Plan Prospectus is amended in its entirety to read as follows (not applicable to American Funds money market funds):

You may take into account your accumulated holdings in all share classes of the American Funds to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested.

9.  The paragraph immediately under the heading "Statement of intention" in the "Sales charge reductions and waivers" section of the Prospectus is amended in its entirety to read as follows (not applicable to American Funds money market funds):

You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of American Funds non-money market funds you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. [Prospectus for American Funds non-tax-exempt funds adds: Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" above for more information.]

10. The paragraph immediately above the heading "Transactions by telephone, fax or the Internet" in the "How to sell shares" section of the Prospectus, as well as the paragraph immediately above the heading "Valuing shares" in the "Purchase, exchange and sale of shares" section of the Retirement Plan Prospectus, are amended in their entirety to read as follows:

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account. [Prospectus includes the following: Proceeds from a Class B share redemption made during the contingent deferred sales charge period will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account.] [Retirement Plan Prospectus includes the following: Proceeds will be reinvested in the same share class from which the original redemption or distribution was made.] Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. Redemption proceeds from a systematic withdrawal plan are not eligible for reinvestment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares. " This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to IRAs. "

MFGEBS-007-0307 Litho in USA CGD/MW/9767-S9100

                   THE TAX-EXEMPT BOND FUND OF AMERICA, INC.
                 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
                  LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
                    THE AMERICAN FUNDS TAX-EXEMPT SERIES II
                      (THE TAX-EXEMPT FUND OF CALIFORNIA)

                                     Part B
                      Statement of Additional Information

                                November 1, 2006
                        (as supplemented April 1, 2007)

This document is not a prospectus but should be read in conjunction with the current prospectus of The Tax-Exempt Bond Fund of America, Inc. ("TEBF"),
American High-Income Municipal Bond Fund, Inc. ("AHIM"), Limited Term Tax-Exempt
Bond Fund of America ("LTEX") and The American Funds Tax-Exempt Series II - The
Tax-Exempt Fund of California ("TEFCA") dated November 1, 2006. The prospectus may be obtained from your financial adviser or by writing to the funds at the following address:

                   The Tax-Exempt Bond Fund of America, Inc.
                 American High-Income Municipal Bond Fund, Inc.
                  Limited Term Tax-Exempt Bond Fund of America
                    The American Funds Tax-Exempt Series II
                      (The Tax-Exempt Fund of California)
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

                               TABLE OF CONTENTS

Item                                                                  Page no.
----                                                                  --------

Financial statements

                       Tax-Exempt Income Funds -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.

THE TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities exempt from regular federal income tax.

..    The fund will not invest in securities that subject fund shareholders to alternative minimum tax.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 65% of its assets in debt securities rated A or better by Standard & Poor's Corporation ("S&P") or Moody's Investors
     Service ("Moody's") or unrated but determined to be of equivalent quality.

..    The fund may invest up to 35% of its assets in debt securities rated BBB or below by S&P and Baa or below by Moody's or unrated but determined to be of equivalent quality.

..    The fund may invest up to 20% of its assets in debt securities rated BB or below by S&P and Ba or below by Moody's or unrated but determined to be of equivalent quality.

..    The fund will invest substantially in securities with maturities in excess of three years.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
----------------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities exempt from regular federal income tax
     (including securities subject to alternative minimum tax).

..    The fund may invest, without limitation, in securities that may subject fund shareholders to alternative minimum tax.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 65% of its assets in debt securities rated A or below by S&P or Moody's or unrated but determined to be of equivalent quality.

..    The fund will invest at least 50% of its assets in debt securities rated
     BBB or below by S&P or Baa or below by Moody's or unrated but determined to be of equivalent quality.

                       Tax-Exempt Income Funds -- Page 2

..    The fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in obligations of the same type
     (however, the fund may not invest 25% or more in municipal securities of the same project type issued by non-governmental entities).

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities exempt from regular federal income tax and that do not subject fund shareholders to alternative minimum tax.

..    The fund may invest up to 20% of its assets in securities that may subject fund shareholders to federal alternative minimum tax.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 65% of its assets in debt securities rated A or better by S&P or Moody's or unrated but determined to be of equivalent quality.

..    The fund may invest up to 35% of its assets in debt securities rated BBB by
     S&P or Baa by Moody's or unrated but determined to be of equivalent quality. The fund is not normally required to dispose of a security in the event its rating is reduced below BBB or Baa (or if unrated, when its quality falls below the equivalent of BBB or Baa).

..    The dollar-weighted average effective maturity of the fund's portfolio will be between 3 and 10 years.

..    The maximum effective maturity or average life of any one security in the fund's portfolio will be 10 years.

THE TAX-EXEMPT FUND OF CALIFORNIA
---------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities that are exempt from both regular federal and California income taxes and that do not subject fund shareholders to alternative minimum tax.

..    The fund may invest up to 20% of its assets in securities that may subject fund shareholders to alternative minimum tax.

..    The fund will invest at least 65% of its assets in debt securities rated
     BBB or better by S&P or Baa or better by Moody's or unrated but determined to be of equivalent quality.

..    The fund may invest up to 20% of its assets in debt securities rated BB or below by S&P and Ba or below by Moody's or unrated but determined to be of equivalent quality.

..    The fund will invest substantially in securities with maturities in excess of three years.

                        *     *     *     *     *     *

                       Tax-Exempt Income Funds -- Page 3

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks."

THE TAX-EXEMPT BOND FUND OF AMERICA, AMERICAN HIGH-INCOME MUNICIPAL BOND FUND,
------------------------------------------------------------------------------
LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA AND THE TAX-EXEMPT FUND OF
-----------------------------------------------------------------------
CALIFORNIA
----------

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. The prices of these securities can be adversely affected by the outcome of financial contracts (such as derivatives) held by third parties relating to various assets or indices.

Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by
S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds' ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or

                       Tax-Exempt Income Funds -- Page 4

     not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the funds' portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

MUNICIPAL BONDS -- Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor's gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities;
colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

MUNICIPAL LEASE OBLIGATIONS -- The funds may invest, without limitation, in municipal lease revenue obligations that are determined to be liquid by the investment adviser. In determining whether these securities are liquid, the investment adviser will consider, among other things, the

                       Tax-Exempt Income Funds -- Page 5

credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, the frequency and volume of trading and the number of dealers trading the securities.

INSURED MUNICIPAL BONDS -- The funds may invest in municipal bonds that are insured generally as to the timely payment of interest and principal. The insurance for such bonds may be purchased by the bond issuer, the funds or any other party, and is usually purchased from private, non-governmental insurance companies. The credit rating of an insured municipal bond reflects the credit rating of the insurer, based on the insurer's claims-paying ability. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of a fund's shares.

U.S. COMMONWEALTH OBLIGATIONS -- The funds may invest in obligations of the
Commonwealths of the United States, such as Puerto Rico, the U.S. Virgin
Islands, Guam and their agencies and authorities, to the extent such obligations are exempt from federal income taxes. Adverse political and economic conditions and developments affecting any Commonwealth may, in turn, affect negatively the value of the funds' holdings in such obligations.

ZERO COUPON BONDS -- Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

PRE-REFUNDED BONDS -- From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase U.S. government securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders.
For purposes of diversification, pre-refunded bonds will be treated as governmental issues.

CASH AND CASH EQUIVALENTS -- These include, but are not limited to: (a)
tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or may be redeemed in 270 days or less), (b)
municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or may be redeemed in one year or less), (c) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or may be redeemed in one year or less, (d) tax-exempt variable rate debt issued by municipal conduits for corporate obligors and (e) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed in one year or less.

TEMPORARY INVESTMENTS -- The funds may invest in short-term municipal obligations of up to one year in maturity during periods of using temporary defensive strategies resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax.
Further, a portion of a fund's assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the
U.S. Treasury; (b) obligations of agencies and

                       Tax-Exempt Income Funds -- Page 6

instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances and (d) repurchase agreements.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The funds may enter into commitments to purchase or sell securities at a future date. When the funds agree to purchase such securities, they assume the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the funds could miss a favorable price or yield opportunity, or could experience a loss.

The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of a fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the funds may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the funds may sell such securities.

VARIABLE AND FLOATING RATE OBLIGATIONS -- The interest rates payable on certain securities in which the funds may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

ADJUSTMENT OF MATURITIES -- The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of the portfolio accordingly, keeping in mind each fund's objectives.

ISSUE CLASSIFICATION -- Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The investment adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the funds to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited (or non-existent).

                       Tax-Exempt Income Funds -- Page 7

PRIVATE PLACEMENTS -- Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by each fund's board of directors/trustees.

RESTRICTED OR ILLIQUID SECURITIES -- The funds may purchase securities subject to restrictions on resale. Difficulty in selling such securities may result in a loss or be costly to the funds. Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the funds' board of directors/trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the funds'
custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited. The funds do not currently intend to engage in this investment practice over the next 12 months.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, LIMITED TERM TAX-EXEMPT BOND FUND OF
------------------------------------------------------------------------------
AMERICA AND THE TAX-EXEMPT FUND OF CALIFORNIA
-------------------------------------------------

SECURITIES SUBJECT TO ALTERNATIVE MINIMUM TAX -- The funds may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax. Therefore, while each fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND AND THE TAX-EXEMPT FUND OF CALIFORNIA
------------------------------------------------------------------------------

----

CONCENTRATION OF INVESTMENTS -- The funds may invest more than 25% of their assets in industrial development bonds.

AHIM may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type which pay interest on their obligations from revenue of similar projects. This may make
AHIM more susceptible to similar economic, political, or regulatory occurrences such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation. As the similarity in issuers increases, the potential for fluctuations in the fund's share price also may increase.

                       Tax-Exempt Income Funds -- Page 8

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

MATURITY -- Under normal market conditions, the fund's dollar-weighted average effective portfolio maturity will range between 3 and 10 years. The fund may purchase any security with an effective maturity or average life of 10 years or less. In calculating effective maturity or average life, a put, call, sinking fund or other feature will be considered to the extent it results in a security whose market characteristics indicate an effective maturity or average life of
10 years or less, even though the nominal or stated maturity may be beyond 10 years. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

THE TAX-EXEMPT FUND OF CALIFORNIA
-------------------------------------

RISK FACTORS RELATING TO CALIFORNIA DEBT OBLIGATIONS -- Because the fund invests primarily in securities issued by the State of California (the "State"), its agencies and municipalities, the fund is more susceptible to developments adversely affecting issuers of California securities than a municipal bond fund that does not concentrate its investments in a single state. The information below constitutes only a brief summary and does not purport to be a complete description of risk factors relating to California debt obligations. Certain information is drawn from official statements relating to securities offerings of the State and various local agencies in California, available as of the date of this statement of additional information.

A variety of events, such as economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to
California's municipal issuers may have an adverse impact on the fund. In addition, natural disasters, such as earthquakes and droughts, may have an adverse effect on the State's economy.

California's economy and general financial condition affect the ability of State and local governments to raise revenues to make timely payments on their obligations. Events such as budgetary problems at the State level, fiscal weakness or an overall slowdown in the California economy could adversely impact the fund. Such events can negatively impact the State's credit rating, make it more expensive for the State to borrow money, and impact municipal issuers'
ability to pay their obligations. For example, in the past various nationally recognized statistical ratings organizations ("NRSROs") have lowered their ratings on California general obligation bonds, making it more expensive for the
State to borrow money. Recently, NRSROs have increased such ratings. It is not currently possible to determine whether, or the extent to which, an NRSRO may change such ratings, either up or down, in the future.

California is the most populous state in the nation with a diverse economy.
Major employers include the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors. However, certain of the
State's significant industries are sensitive to economic disruptions in their export markets. The State's rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in the housing market or U.S. stock market prices could adversely affect California's economy by reducing household spending and business investment, particularly in the high technology sector. Moreover, a large and increasing share of the
State's General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.

                       Tax-Exempt Income Funds -- Page 9

Future California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of California issuers. The initiative process is used quite often in California, resulting in numerous initiative items on the ballot for most state and local elections, any of which could affect the ability of municipal issuers to pay their obligations. For example, revenue and expenditure limitations adopted by California voters, such as Propositions 13 (limiting ad valorem taxes on real property and restricts local taxing entities' ability to raise real property taxes) and 218 (limiting local governments' ability to impose "property related" fees, assessments and taxes) have constrained local governments' ability to raise revenue, consequently raising concerns about whether municipalities have sufficient revenue to pay their debt obligations.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year.

                                         FISCAL YEAR/PERIOD        PORTFOLIO TURNOVER RATE
--------------------------------------------------------------------------------------------

 TEBF                                           2006                          9%
                                                2005                          9
--------------------------------------------------------------------------------------------
 AHIM                                           2006                         14
                                                2005                         10
--------------------------------------------------------------------------------------------
 LTEX                                           2006                         25
                                                2005                         12
--------------------------------------------------------------------------------------------
 TEFCA                                          2006                         14
                                                2005                         11
--------------------------------------------------------------------------------------------

See "Financial highlights" in the prospectus for the funds' annual portfolio turnover for each of the last five fiscal years.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- Each fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding

                       Tax-Exempt Income Funds -- Page 10

voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a funds' net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

THE TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------

These restrictions provide that the fund may not:

1.   With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

2.   Enter into any repurchase agreement if, as a result, more than 10% of the value of the fund's total assets would be subject to repurchase agreements maturing in more than seven days;

3.   Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;

4.   Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;

5.   Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

6.   Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;

7.   Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;

8.   Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

9.   Invest in companies for the purpose of exercising control or management;

10.  Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

11.   Write, purchase or sell puts, calls, straddles, spreads or any combination thereof.

                       Tax-Exempt Income Funds -- Page 11

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax, or will invest its assets so that at least
80% of the income that the fund distributes is exempt from federal income tax.

For the purpose of the fund's investment restrictions, the identification of the
"issuer" of municipal bonds that are not general obligation bonds is made by the
Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.

For purposes of Investment Restriction #10, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:

1.   The fund may not invest 25% or more of its assets in municipal bonds the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects
(such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may on occasion invest more than an aggregate of 25% of its total assets in industrial development bonds.
There could be economic, business or political developments which might affect all municipal bonds of a similar category or type or issued by issuers within any particular geographical area or jurisdiction;

2.   The fund may not invest more than 15% of its net assets in securities which are not readily marketable.

3.   The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

4.   The fund may not issue senior securities, except as permitted by the 1940
Act.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
----------------------------------------

These restrictions provide that the fund may not:

1.   With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

2.   Invest in companies for the purpose of exercising control or management;

3.   Purchase or sell real estate (including real estate limited partnerships)
unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

                       Tax-Exempt Income Funds -- Page 12

4.   Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments or engage in futures transactions;

5.   Engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

6.   Make loans in an aggregate amount in excess of 33 1/3% of the value of the fund's total assets, taken at the time any loan is made, provided that the purchase of debt securities pursuant to the fund's investment objective and entering into repurchase agreements maturing in seven days or less shall not be deemed loans for the purposes of this restriction and that loans of portfolio securities may be made;

7.   Issue senior securities, except as permitted under the Investment Company
Act of 1940;

8.   Borrow money, except from banks for temporary or emergency purposes not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for the fund's borrowings falls below 300%, the fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

9.   Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (this restriction does not prevent the fund from investing in securities with put and call features);

10.  Invest 25% or more of its assets in municipal securities of the same project type issued by non-governmental entities. However, the fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type, including without limitation the following: general obligations of states and localities; lease rental obligations of state and local authorities; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; or industrial development or pollution control bonds issued for hospitals, electric utility systems, life care facilities or other purposes. As a result, the fund may be more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers. As the concentration in the securities of a particular category of issuer increases, the potential for fluctuation in the value of the fund's shares also increases;
nor

11.  Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax. For this purpose, securities subject to federal alternative minimum tax are considered tax-exempt securities. In the alternative, the fund will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal income tax.

                       Tax-Exempt Income Funds -- Page 13

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:

1.   The fund does not currently intend (at least for the next 12 months) to lend portfolio securities. However, if such action is authorized by the board of directors, loans of portfolio securities as described under "Loans of Portfolio
Securities" shall be made in accordance with the terms and conditions therein set forth and consistent with fundamental investment restriction #6;

2.   The fund will not invest more than 15% of the value of its net assets in illiquid securities;

3.   The fund does not currently intend (at least for the next 12 months) to invest in the securities of other registered management investment companies, except in connection with a merger, consolidation, acquisition, reorganization, or in connection with the implementation of any deferred compensation plan as adopted by the board of directors;

4.   The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5% of total assets.

5.   The fund may not issue senior securities, except as permitted by the 1940
Act.

6.   The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the Investment Company Act of 1940 in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act of
1940.

For the purposes of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

These restrictions provide that the fund may not:

 1.  With respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or
(b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

2.   Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

 3.  Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments or engage in futures transactions;

 4.  Invest 25% or more of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration;

 5.  Invest more than 15% of the value of its net assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days) or engage in the business of underwriting securities of other issuers, except to the extent that the purchase or

                       Tax-Exempt Income Funds -- Page 14

disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

 6.  Invest in companies for the purpose of exercising control or management;

 7.  Make loans to others except for (a) purchasing debt securities; (b)
entering into repurchase agreements; and (c) loaning portfolio securities;

 8.  Issue senior securities, except as permitted under the Investment Company
Act of 1940;

 9.  Borrow money, except from banks for temporary purposes in an amount not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowing falls below 300%, the fund will reduce, within three days, the amount of its borrowing in order to provide for
300% asset coverage; nor

10.  Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (this restriction does not prevent the fund from investing in securities with put and call features).

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax, or will invest its assets so that at least
80% of the income that the fund distributes is exempt from federal income tax.

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:

1.    The fund does not currently intend (at least for the next 12 months) to sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

2.   The fund does not currently intend (at least for the next 12 months) to invest in the securities of other investment companies except as permitted by the 1940 Act, as amended.

3.    The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5%.

4.   The fund does not currently intend (at least for the next 12 months) to invest 25% or more of its assets in municipal bonds the issuers of which are located in the same state, unless such securities are guaranteed by the U.S.
government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects. The fund may on occasion invest more than an aggregate of 25% of its total assets in industrial development bonds. There could be economic, business or political developments which might affect all municipal bonds of a similar category or type or issued by issuers within any particular geographical area or jurisdiction.

5.   The fund does not currently intend (at least for the next 12 months) to loan portfolio securities.

6.   The fund may not issue senior securities, except as permitted by the 1940
Act.

                       Tax-Exempt Income Funds -- Page 15

For the purpose of the fund's investment restrictions, the identification of the
"issuer" of municipal bonds that are not general obligation bonds is made by the
Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.

THE TAX-EXEMPT FUND OF CALIFORNIA
-------------------------------------

These restrictions provide that the fund may not:

1.   Invest more than 5% of the value of its total assets in the securities of any one issuer provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;

2.   Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;

3.   Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;

4.   Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

5.   Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;

6.   Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;

7.   Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

8.   Invest in companies for the purpose of exercising control or management;

9.   Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

10.  Write, purchase or sell puts, calls, straddles, spreads or any combination thereof;

11.  Invest more than 25% of its assets in securities of any industry, although for purposes of this limitation, the issuers of municipal securities and U. S.
government obligations are not considered to be part of any industry.

                       Tax-Exempt Income Funds -- Page 16

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal and California income tax, or will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal and California income tax.

For the purpose of the fund's investment restrictions, the identification of the issuer of municipal bonds which are not general obligation bonds is made by the
Investment Adviser on the basis of the characteristics of the obligation as described, the most significant of which is the ultimate source of funds for the payment of principal of and interest on such bonds.

For purposes of Investment Restriction #9, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:

The fund may not:

1.   Invest 25% or more of its assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may, however, invest more than an aggregate of 25% of its total assets in industrial development bonds.

2.   Invest more than 15% of its value of its net assets in illiquid securities.

3.   Invest in securities of other investment companies, except as permitted by the 1940 Act, as amended.

4.   Issue senior securities, except as permitted by the 1940 Act.

                       Tax-Exempt Income Funds -- Page 17

                            MANAGEMENT OF THE FUNDS

BOARD OF DIRECTORS/TRUSTEES AND OFFICERS

"INDEPENDENT" DIRECTORS/TRUSTEES/1/

 NAME, AGE AND                                                      NUMBER OF
 POSITION WITH FUND                                               PORTFOLIOS/3/
 (YEAR FIRST ELECTED AS A           PRINCIPAL OCCUPATION(S)         OVERSEEN        OTHER DIRECTORSHIPS/4/
 DIRECTOR/2/)                       DURING PAST FIVE YEARS         BY DIRECTOR         HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------

 Richard G. Capen, Jr., 72           Corporate director and                15         Carnival
 Director/Trustee (1999)             author; former U.S.                              Corporation
                                     Ambassador to Spain; former
                                     Vice Chairman,
                                     Knight-Ridder, Inc.
                                     (communications company);
                                     former Chairman and
                                     Publisher, The Miami Herald
-------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie, 73           Private investor; former              21         Ducommun
 Director/Trustee                    President and CEO, The                           Incorporated;
 (TEBF-1979; AHIM-1994;              Mission Group (non-utility                       IHOP
 LTEX-1993; TEFCA-1986)              holding company, subsidiary                      Corporation;
                                     of Southern California                           Southwest
                                     Edison Company)                                  Water Company
-------------------------------------------------------------------------------------------------------------------
 Diane C. Creel, 57                  Chairman of the Board,                13         Allegheny
 Director/Trustee (1994)             President and CEO,                               Technologies;
                                     Ecovation, Inc. (organic                         BF Goodrich;
                                     waste management); former                        Foster
                                     President and CEO, The Earth                     Wheeler Ltd.
                                     Technology Corporation
                                     (international consulting
                                     engineering)
-------------------------------------------------------------------------------------------------------------------
 James G. Ellis, 60                  Vice Provost, Globalization,          12         Genius
 Director (2006)                     University of Southern                           Products;
                                     California; Vice Dean,                           Professional
                                     Marshall School of Business,                     Business Bank
                                     University of Southern
                                     California; Professor,
                                     Marshall School of Business,
                                     University of Southern
                                     California
-------------------------------------------------------------------------------------------------------------------
 Martin Fenton, 71                   Chairman of the Board,                18         None
 Chairman of the Board               Senior Resource Group LLC
 (Independent and Non-Executive)     (development and management
 and Director/ Trustee               of senior living
 (TEBF-1989; AHIM-1994;              communities)
 LTEX-1993; TEFCA-1989)
-------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 60               President and CEO, Fuller             16         None
 Director/Trustee (1994)             Consulting (financial
                                     management consulting firm)

-------------------------------------------------------------------------------------------------------------------
 R. Clark Hooper, 60                 Private investor; former              18         JPMorgan
 Director/Trustee (2005)             President, Dumbarton Group                       Value
                                     LLC (consulting); former                         Opportunities
                                     Executive Vice President -                       Fund
                                     Policy and Oversight, NASD
-------------------------------------------------------------------------------------------------------------------
 Richard G. Newman,/5/ 71            Chairman of the Board, AECOM          14         Sempra
 Director/Trustee                    Technology Corporation                           Energy;
 (TEBF-1991; AHIM-1994;              (engineering, consulting and                     Southwest
 LTEX-1993; TEFCA-1991)              professional technical                           Water Company
                                     services)
-------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez, 63                Principal, The Sanchez                13          None
 Director/Trustee (1999)             Family Corporation dba
                                     McDonald's Restaurants
                                     (McDonald's licensee)
-------------------------------------------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 8

 "INTERESTED" DIRECTORS/TRUSTEES/6,7/

                                       PRINCIPAL OCCUPATION(S)
                                       DURING PAST FIVE YEARS         NUMBER OF
                                            AND POSITIONS           PORTFOLIOS/3/
 NAME, AGE AND                      HELD WITH AFFILIATED ENTITIES      OVERSEEN
 POSITION WITH FUND                 OR THE PRINCIPAL UNDERWRITER          BY          OTHER DIRECTORSHIPS/4/ HELD
 (YEAR FIRST ELECTED/2/)                    OF THE FUNDS           DIRECTOR/TRUSTEE       BY DIRECTOR/TRUSTEE
------------------------------------------------------------------------------------------------------------------

 Brenda S. Ellerin, 43               Senior Vice President,                1          None
 LTEX: President and Trustee         Capital Research Company*
 TEBF: Senior Vice President
 AHIM: Vice President

 (TEBF-1999; AHIM-2001;
 LTEX-1997)
------------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine, 76              Senior Vice President and            13          None
 AHIM, LTEX and TEBF: Vice           Director, Capital Research
 Chairman and Director/Trustee       and Management Company
 TEFCA: President and Trustee

 (TEBF-1979; AHIM-1994;
 LTEX-1993; TEFCA-1986)
------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr., 57              Vice Chairman of the Board,          16          None
 Vice Chairman and                   Capital Research and
 Director/Trustee                    Management Company;
 (TEBF-1986; AHIM-1994;              Director, The Capital Group
 LTEX-1993; TEFCA-1986)              Companies, Inc.*
------------------------------------------------------------------------------------------------------------------
 Neil L. Langberg, 53                Vice President - Investment           1          None
 TEBF: President and Director        Management Group, Capital
 AHIM, LTEX and TEFCA: Senior        Research and Management
 Vice President                      Company

 (TEBF-1985; AHIM-1994;
 LTEX-1993; TEFCA-1986)
------------------------------------------------------------------------------------------------------------------
 Mark R. Macdonald, 47               Senior Vice President and             1          None
 AHIM: President and Director        Director, Capital Research
 (AHIM-1996)                         and Management Company
------------------------------------------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 1

OTHER OFFICERS/7/

 NAME, AGE AND              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 POSITION WITH FUND           AND POSITIONS HELD WITH AFFILIATED ENTITIES
 (YEAR FIRST                   OR THE PRINCIPAL UNDERWRITER OF THE FUNDS
 ELECTED/2/)
-------------------------------------------------------------------------------

 David A. Hoag, 41       Senior Vice President, Capital Research Company*
 AHIM: Executive Vice
 President
 (AHIM-1997)
-------------------------------------------------------------------------------
 Edward B. Nahmias,      Senior Vice President, Capital Research Company*
 54
 AHIM, TEBF and
 TEFCA: Vice
 President
 (TEBF-2004;
 AHIM-1999;
 TEFCA-2001)
-------------------------------------------------------------------------------
 Kristine M.             Vice President and Counsel - Fund Business Management
 Nishiyama, 36           Group, Capital Research and Management Company; Vice
 Vice President          President and Counsel, Capital Bank and Trust
 (2003)                  Company*
-------------------------------------------------------------------------------
 Karl J. Zeile, 39       Vice President and Director, Capital Research
 LTEX: Vice President    Company*
 (2004)
-------------------------------------------------------------------------------
 Sharon G. Moseley,      Vice President - Fund Business Management Group,
 38                      Capital Research and Management Company
 Treasurer (2003)
-------------------------------------------------------------------------------
 Kimberly S. Verdick,    Vice President - Fund Business Management Group,
 42                      Capital Research and Management Company
 Secretary (1994)
-------------------------------------------------------------------------------
 Ari M. Vinocor,         Vice President - Fund Business Management Group,
 32                      Capital Research and Management Company
 Assistant Treasurer
 (2007)
-------------------------------------------------------------------------------
 Courtney R. Taylor,     Senior Compliance Specialist - Fund Business
 32                      Management Group, Capital Research and Management
 Assistant Secretary     Company
 (2006)
-------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 20

* Company affiliated with Capital Research and Management Company.

1 An "independent" director/trustee refers to a director/trustee who is not an
 "interested person" within the meaning of the 1940 Act.
2 Directors/Trustees and officers of the funds serve until their resignation, removal or retirement.

3 Funds managed by Capital Research and Management Company, including the
 American Funds, American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and
 Endowments, whose shareholders are limited to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds) that are held by each director/trustee as a director of a public company or a registered investment company.
5The investment adviser and its affiliates use a subsidiary of AECOM, Inc. to perform architectural and space management services. The investment adviser's business relationship with the subsidiary preceded its acquisition by AECOM in 1994. The total fees relating to this engagement for the last two years represent less than 0.1% of AECOM, Inc.'s 2005 gross revenues.
6 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the funds' investment adviser, Capital Research and
 Management Company, or affiliated entities (including the fund's principal underwriter). The listed individual may not be a director/trustee of all funds listed for him or her, but rather may be an officer of one or more such funds.

7 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS/TRUSTEES AND OFFICERS OF THE FUNDS IS 333 SOUTH
HOPE STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND
SECRETARY.

                       Tax-Exempt Income Funds -- Page 21

FUND SHARES OWNED BY DIRECTORS/TRUSTEES AS OF DECEMBER 31, 2005

                                                               AGGREGATE DOLLAR RANGE/1/
                                                                       OF SHARES
                                                                  OWNED IN ALL FUNDS
                                                                 WITHIN AMERICAN FUNDS
                              DOLLAR RANGE/1/ OF FUND               FAMILY OVERSEEN
         NAME                       SHARES OWNED                  BY DIRECTOR/TRUSTEE
-----------------------------------------------------------------------------------------

 "INDEPENDENT" DIRECTORS/TRUSTEES
-----------------------------------------------------------------------------------------
 Richard G. Capen,            TEBF               None                Over $100,000
 Jr.                          AHIM               None
                              LTEX               None
                             TEFCA               None

-----------------------------------------------------------------------------------------
 H. Frederick                 TEBF          Over $100,000            Over $100,000
 Christie                     AHIM               None
                              LTEX               None
                             TEFCA          Over $100,000
-----------------------------------------------------------------------------------------
 Diane C. Creel               TEBF           $1 - $10,000          $10,001 - $50,000
                              AHIM           $1 - $10,000
                              LTEX           $1 - $10,000
                             TEFCA           $1 - $10,000
-----------------------------------------------------------------------------------------
 Martin Fenton                TEBF        $10,001 - $50,000          Over $100,000
                              AHIM        $10,001 - $50,000
                              LTEX        $10,001 - $50,000
                             TEFCA          Over $100,000
-----------------------------------------------------------------------------------------
 Leonard R. Fuller            TEBF               None              $50,001 - $100,000
                              AHIM               None
                              LTEX               None
                             TEFCA               None
-----------------------------------------------------------------------------------------
 R. Clark Hooper              TEBF        $10,001 - $50,000       $50,001 - $100,000
                              AHIM               None
                              LTEX               None
                             TEFCA               None
-----------------------------------------------------------------------------------------
 Richard G. Newman            TEBF        $10,001 - $50,000          Over $100,000
                              AHIM        $10,001 - $50,000
                              LTEX        $10,001 - $50,000
                             TEFCA        $10,001 - $50,000
-----------------------------------------------------------------------------------------
 Frank M. Sanchez             TEBF           $1 - $10,000          $10,001 - $50,000
                              AHIM           $1 - $10,000
                              LTEX           $1 - $10,000
                             TEFCA           $1 - $10,000
-----------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/TRUSTEES
-----------------------------------------------------------------------------------------
 Don R. Conlan                TEBF               N/A                 Over $100,000
                              AHIM               N/A
                              LTEX               N/A
                             TEFCA           $1 - $10,000
-----------------------------------------------------------------------------------------
 Brenda S. Ellerin            TEBF               N/A                 Over $100,000
                              AHIM               N/A
                              LTEX          Over $100,000
                             TEFCA               N/A
-----------------------------------------------------------------------------------------
 Abner D. Goldstine           TEBF          Over $100,000            Over $100,000
                              AHIM          Over $100,000
                              LTEX        $50,001 - $100,000
                             TEFCA        $50,001 - $100,000
-----------------------------------------------------------------------------------------
 Paul G. Haaga, Jr.           TEBF          Over $100,000            Over $100,000
                              AHIM          Over $100,000
                              LTEX          Over $100,000
                             TEFCA          Over $100,000
-----------------------------------------------------------------------------------------
 Neil L. Langberg             TEBF        $10,001 - $50,000       $10,001 -  $50,000
                              AHIM               N/A
                              LTEX               N/A
                             TEFCA               N/A
-----------------------------------------------------------------------------------------
 Mark R. Macdonald            TEBF               N/A                 Over $100,000
                              AHIM          Over $100,000
                              LTEX               N/A
                             TEFCA               N/A
-----------------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 22

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. N/A indicates that the listed individual is not a director/trustee of a particular fund. The amounts listed for "interested" directors/trustees include shares owned through
 The Capital Group Companies, Inc. retirement plan and 401(k) plan.

BOARD COMPENSATION -- No compensation is paid by the funds to any officer or director/trustee who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership
(in each case referred to as a "board cluster"). The funds typically pay each independent director/trustee an annual fee, which ranges from $3,000 to $5,240 for TEBF, $1,500 to $2,480 for AHIM, $1,500 to $2,480 for LTEX and
$1,500 to $2,480 for TEFCA, based primarily on the total number of board clusters on which that independent director/trustee serves.

In addition, the funds generally pay independent directors/trustees attendance and other fees for meetings of the board and its committees.
Board and committee chairs receive additional fees for their services.

                       Tax-Exempt Income Funds -- Page 23

Independent directors/trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The funds and the other funds served by each independent director/trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.
Independent directors/ trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the funds. The funds also reimburse certain expenses of the independent directors/trustees.

DIRECTOR/TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED JULY 31 OR
AUGUST 31, 2006/*/

                                                     TOTAL COMPENSATION (INCLUDING
                                                         VOLUNTARILY DEFERRED
                                                           COMPENSATION/1/)
                         AGGREGATE COMPENSATION        FROM ALL FUNDS MANAGED BY
                         (INCLUDING VOLUNTARILY     CAPITAL RESEARCH AND MANAGEMENT
                        DEFERRED COMPENSATION/1/)    COMPANY OR ITS AFFILIATES/2/
         NAME                FROM THE FUNDS
-----------------------------------------------------------------------------------

 Richard G. Capen,          $5,228      TEBF                  $140,860/4/
 Jr./3/                      3,728      AHIM                   141,420/5/
                             3,728      LTEX
                             3,728      TEFCA
-----------------------------------------------------------------------------------
 H. Frederick               $5,174      TEBF                  $367,360/4/
 Christie/3/                 3,674      AHIM                   368,920/5/
                             3,674      LTEX
                             3,674      TEFCA
-----------------------------------------------------------------------------------
 Diane C. Creel/3/          $7,202      TEBF                  $83,860/4/
                             5,981      AHIM                   84,340/5/
                             5,981      LTEX
                             5,282      TEFCA
-----------------------------------------------------------------------------------
 Martin Fenton/3/           $8,358      TEBF                  $320,360/4/
                             7,557      AHIM                   326,280/5/
                             7,555      LTEX
                             6,856      TEFCA
-----------------------------------------------------------------------------------
 Leonard R. Fuller/3/       $5,228      TEBF                  $210,860/4/
                             3,728      AHIM                   215,420/5/
                             3,728      LTEX
                             3,728      TEFCA
-----------------------------------------------------------------------------------
 R. Clark Hooper/6/         $5,241      TEBF                  $167,860/4/
                             3,742      AHIM                   171,420/5/
                             3,742      LTEX
                             3,741      TEFCA
-----------------------------------------------------------------------------------
 Richard G. Newman          $6,454      TEBF                  $155,860/4/
                             5,654      AHIM                   157,340/5/
                             5,654      LTEX
                             4,954      TEFCA
-----------------------------------------------------------------------------------
 Frank M. Sanchez           $7,409      TEBF                  $86,360/4/
                             6,190      AHIM                   86,840/5/
                             6,190      LTEX
                             5,489      TEFCA
-----------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 24

* The Tax-Exempt Bond Fund of America's and The Tax-Exempt Fund of California's
 fiscal year ends on August 31. American High-Income Municipal Bond Fund's and
 Limited Term Tax-Exempt Bond Fund of America's fiscal year ends on July 31.

1 Amounts may be deferred by eligible directors/trustees under a nonqualified deferred compensation plan adopted by the funds in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more
 American Funds as designated by the directors/trustees. Compensation shown in this table for the fiscal years ended July 31, 2006 and August 31, 2006 does not include earnings on amounts deferred in previous fiscal years. See footnote
 3 to this table for more information.
2 Funds managed by Capital Research and Management Company, including the
 American Funds, American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and
 Endowments, whose shareholders are limited to certain nonprofit organizations.
3 Since the deferred compensation plans' adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through the 2006 fiscal year for participating directors/trustees is as follows:
  TEBF - Richard G. Capen, Jr. ($33,894), H. Frederick Christie ($18,241), Diane
  C. Creel ($34,180), Martin Fenton ($33,017) and Leonard R. Fuller ($37,307);
  and
  AHIM - Richard G. Capen, Jr. ($23,676), H. Frederick Christie ($12,157), Diane
  C. Creel ($20,442), Martin Fenton ($13,050) and Leonard R. Fuller ($16,766);
  and
  LTEX - Richard G. Capen, Jr. ($23,676), H. Frederick Christie ($11,527), Diane
  C. Creel ($21,544), Martin Fenton ($26,620) and Leonard R. Fuller ($16,802);
  and
  TEFCA - Richard G. Capen, Jr. ($25,661), H. Frederick Christie ($9,397), Diane
  C. Creel ($22,223), Martin Fenton ($28,306) and Leonard R. Fuller ($17,140).

  Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the funds until paid to the directors/trustees.

4 For the fiscal year ended July 31, 2006.
5 For the fiscal year ended August 31, 2006.
6 Ms. Hooper began serving as a Trustee on June 22, 2005.

As of October 1, 2006, the officers and directors/trustees of each fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

FUND ORGANIZATION AND THE BOARD OF DIRECTORS/TRUSTEES

Each fund is an open-end, diversified management investment company. The
Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund
were each organized as a

                       Tax-Exempt Income Funds -- Page 25

Maryland corporation on July 20, 1979 and June 14, 1994, respectively. Limited
Term Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California were each organized as a Massachusetts business trust on July 12, 1993 and May 30,
1986, respectively. All fund operations are supervised by the funds' board of directors/trustees which meets periodically and performs duties required by applicable state and federal laws.

Under Maryland law, the business affairs of a fund is managed under the direction of the board of directors, and all powers of a fund are exercised by or under the authority of the board except as reserved to the shareholders by law or a fund's charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a member of any board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of a fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

Members of the board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the funds as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the funds.

The funds have several different classes of shares consisting of Class A, B, C,
F and R-5. Class R-5 shares are available to clients of the Personal Investment
Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors/trustees and set forth in the fund's rule 18f-3 Plan. Each class'
shareholders have exclusive voting rights with respect to the respective class'
rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The funds do not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of a fund's shares, a fund will hold a meeting at which any member of the board could be removed by a majority vote.

SHAREHOLDER AND DIRECTOR/TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where LTEX and TEFCA were organized as trusts, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the trust itself would be unable to meet its obligations. The Declaration of Trust of each of LTEX and TEFCA contains

                       Tax-Exempt Income Funds -- Page 26

an express disclaimer of shareholder liability for acts or obligations of the trust and provides that notice of the disclaimer may be given in any agreement, obligation, or instrument which is entered into or executed by the trust or trustees. The Declaration of Trust provides for indemnification out of trust property of any shareholder held personally liable for the obligations of the trust and also provides for the trust to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under each Articles of Incorporation or Declaration of Trust of the funds, the directors/trustees or officers are not liable for actions or failure to act;
however they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Each fund will provide indemnification to its directors/ trustees and officers as authorized by its By-Laws and by the
1940 Act and the rules and regulations thereunder.

COMMITTEES OF THE BOARD OF DIRECTORS/TRUSTEES -- The funds have an audit committee comprised of Diane C. Creel, Martin Fenton, Richard G. Newman and
Frank M. Sanchez, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The committee provides oversight regarding the funds'
accounting and financial reporting policies and practices, their internal controls and the internal controls of the funds' principal service providers.
The committee acts as a liaison between the funds' independent registered public accounting firm and the full board of directors/trustees. Four audit committee meetings were held during the 2006 fiscal year.

The funds have a contracts committee comprised of Richard G. Capen, Jr.; H.
Frederick Christie; Diane C. Creel; Martin Fenton; Leonard R. Fuller; R. Clark
Hooper; Richard G. Newman; and Frank M. Sanchez, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the funds and their investment adviser or the investment adviser's affiliates, such as the
Investment Advisory and Service Agreement, Principal Underwriting Agreement,
Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of directors/trustees on these matters. One contracts committee meeting was held during the 2006 fiscal year.

The funds have a nominating and governance committee comprised of Richard G.
Capen, Jr.; H. Frederick Christie; Diane C. Creel; Martin Fenton; Leonard R.
Fuller; R. Clark Hooper; Richard G. Newman; and Frank M. Sanchez, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The committee periodically reviews such issues as each board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors/trustees. The committee also evaluates, selects and nominates independent director/trustee candidates to each full board of directors/trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the boards. Such suggestions must be sent in writing to the nominating and governance committee of the funds, addressed to the funds' secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Three nominating and governance committee meetings were held during the 2006 fiscal year.

                       Tax-Exempt Income Funds -- Page 27

PROXY VOTING PROCEDURES AND GUIDELINES -- The funds and their investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the funds, other American Funds, Endowments and
American Funds Insurance Series. Certain American Funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website at americanfunds.com and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect

                       Tax-Exempt Income Funds -- Page 28

     all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following tables identify those investors who own of record or are known by each fund to own beneficially 5% or more of any class of its shares as of the opening of business on October 1, 2006. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

THE TAX-EXEMPT BOND FUND OF AMERICA

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                               Class A        16.42%
 201 Progress Parkway                                Class B        10.85
 Maryland Heights, MO 63043-3009
----------------------------------------------------------------------------
 MLPF&S                                              Class B         7.54
 4800 Deer Lake Drive, E., Floor 2                   Class C        18.05
 Jacksonville, FL 32246-6484
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class C         7.60
 333 W. 34th Street                                  Class F        12.61
 New York, NY 10001-2402
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5      14.79
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 29

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                               Class A        22.92%
 201 Progress Parkway                                Class B        17.78
 Maryland Heights, MO 63043-3009                     Class C         6.36
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class A         5.51
 333 W. 34th Street                                  Class B         7.35
 New York, NY 10001-2402                             Class C         7.46
----------------------------------------------------------------------------
 MLPF&S                                              Class B         9.13
 4800 Deer Lake Drive, E., Floor 2                   Class C        15.92
 Jacksonville, FL 32246-6484
----------------------------------------------------------------------------
 Dean Witter Reynolds                                Class B         5.30
 3 Harborside Plaza, 6th Floor
 Jersey City, NJ 07311-3907
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5      16.20
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5       7.28
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5       5.64
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                               Class A        10.14%
 201 Progress Parkway                                Class B         7.23
 Maryland Heights, MO 63043-3009
----------------------------------------------------------------------------
 MLPF&S                                              Class A         5.29
 4800 Deer Lake Drive, E., Floor 2                   Class B        28.02
 Jacksonville, FL 32246-6484                         Class C        22.32
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class B         6.12
 333 W. 34th Street                                  Class C        10.13
 New York, NY 10001-2402                             Class F         5.86
----------------------------------------------------------------------------
 AG Edwards Trust Company                            Class F         8.54
 P.O. Box 66734
 St. Louis, MO 63166-6734
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5       9.85
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5       6.82
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 30

THE TAX-EXEMPT FUND OF CALIFORNIA

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                               Class A        12.03%
 201 Progress Parkway                                Class B         7.50
 Maryland Heights, MO 63043-3009
----------------------------------------------------------------------------
 MLPF&S                                              Class A         5.19
 4800 Deer Lake Drive, E., Floor 2                   Class B        16.46
 Jacksonville, FL 32246-6484                         Class C        31.10
----------------------------------------------------------------------------
 Dean Witter Reynolds                                Class B         5.09
 3 Harborside Plaza, 6th Floor
 Jersey City, NJ 07311-3907
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class C         6.45
 333 W. 34th Street
 New York, NY 10001-2402
----------------------------------------------------------------------------

INVESTMENT ADVISER -- Capital Research and Management Company, the funds'
investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard,
Brea, CA 92821. It is a wholly owned subsidiary of The Capital Group Companies,
Inc., a holding company for several investment management subsidiaries. The investment adviser manages equity assets for the American Funds through two divisions. These divisions generally function separately from each other with respect to investment research activities and they make investment decisions for the funds on a separate basis.

POTENTIAL CONFLICTS OF INTEREST -- The investment adviser has adopted policies and procedures that address conflicts of interest that may arise between a portfolio counselor's management of the funds and his or her management of other funds and accounts. Potential areas of conflict could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, personal investing activities, portfolio counselor compensation and voting relating to portfolio securities. The investment adviser has adopted policies and procedures that it believes are reasonably designed to address these conflicts. However, there is no guarantee that such policies and procedures will be effective or that the investment adviser will anticipate all potential conflicts of interest.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage. Portfolio

                       Tax-Exempt Income Funds -- Page 31

counselors and investment analysts may also make investment decisions for other mutual funds advised by Capital Research and Management Company.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are principally determined by comparing pretax total returns to relevant benchmarks over both the most recent year and a four-year rolling average, with the greater weight placed on the four-year rolling average. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds.
For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise.
Capital Research and Management Company also separately compensates analysts for the quality of their research efforts. The benchmarks against which The
Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund,
Limited Term Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of
California portfolio counselors are measured include:

     The Tax-Exempt Bond Fund of America -- Lipper General Municipal Debt Funds
     Average;

     American High-Income Municipal Bond Fund -- Lipper High Yield Municipal
     Debt Funds Average;

     Limited Term Tax-Exempt Bond Fund of America -- Lipper Intermediate
     Municipal Debt Funds Average; and

     The Tax-Exempt Fund of California -- Lipper California Municipal Debt Funds
     Average.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the funds. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

                       Tax-Exempt Income Funds -- Page 32

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF JULY 31, 2006 FOR AHIM AND LTEX
AND AUGUST 31, 2006 FOR TEBF AND TEFCA:

                                       NUMBER             NUMBER
                                      OF OTHER           OF OTHER           NUMBER
                                     REGISTERED           POOLED           OF OTHER
                                     INVESTMENT         INVESTMENT         ACCOUNTS
                                  COMPANIES (RICS)    VEHICLES (PIVS)        THAT
                                        THAT               THAT            PORTFOLIO
                                      PORTFOLIO          PORTFOLIO         COUNSELOR
                    DOLLAR RANGE      COUNSELOR          COUNSELOR          MANAGES
                      OF FUND          MANAGES            MANAGES         (ASSETS OF
    PORTFOLIO          SHARES      (ASSETS OF RICS    (ASSETS OF PIVS   OTHER ACCOUNTS
    COUNSELOR         OWNED/1/     IN BILLIONS)/2/    IN BILLIONS)/3/   IN BILLIONS)/4/
-----------------------------------------------------------------------------------------

 THE TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------------------------------------------------------------
 Brenda S.           $100,001 -       4       $3.6         None              None
 Ellerin              $500,000
-----------------------------------------------------------------------------------------
 Neil L. Langberg    $10,001 -        3       $4.4         None              None
                      $50,000
-----------------------------------------------------------------------------------------
 Karl J. Zeile       $100,001 -       3       $4.4         None              None
                      $500,000
-----------------------------------------------------------------------------------------
 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------
 Brenda S.           $100,001 -       4       $6.5         None              None
 Ellerin              $500,000
-----------------------------------------------------------------------------------------
 Neil L. Langberg    $10,001 -        3       $7.2         None              None
                      $50,000
-----------------------------------------------------------------------------------------
 Karl J. Zeile       $100,001 -       3       $7.2         None              None
                      $500,000
-----------------------------------------------------------------------------------------
 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------------------------------------------------------------
 Brenda S.           $100,001 -       4       $7.4         None              None
 Ellerin              $500,000
-----------------------------------------------------------------------------------------
 Neil L. Langberg    $10,001 -        3       $8.1         None              None
                      $50,000
-----------------------------------------------------------------------------------------
 Karl J. Zeile       $100,001 -       3       $8.1         None              None
                      $500,000
-----------------------------------------------------------------------------------------
 THE TAX-EXEMPT FUND OF CALIFORNIA
-----------------------------------------------------------------------------------------
 Neil L. Langberg    $10,001 -        3       $8.1         None              None
                      $50,000
-----------------------------------------------------------------------------------------
 Edward B.           $500,001 -       2       $0.6         None              None
 Nahmias             $1,000,000
-----------------------------------------------------------------------------------------
 Karl J. Zeile       $100,001 -       3       $8.1         None              None
                      $500,000
-----------------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 33

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
 $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount. No fund has an advisory fee that is based on the performance of the fund.
3 Represents funds advised or sub-advised by Capital Research and Management
 Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
 Group International, Inc., an affiliate of Capital Research and Management
 Company. Assets noted are the total net assets of the funds or accounts and are not indicative of the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
4 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreements (the "Agreements") between the funds and the investment adviser will continue in effect until May 31, 2007, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors/trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the relevant fund, and (b) the vote of a majority of directors/ trustees who are not parties to the Agreements or interested persons
(as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the investment adviser has no liability to the funds for its acts or omissions in the performance of its obligations to the funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days' written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the funds' executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and

                       Tax-Exempt Income Funds -- Page 34

postage used at the funds' offices. The funds pay all expenses not assumed by the investment adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to their shareholders;
taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the funds' plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent directors/trustees; association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data.

THE TAX-EXEMPT BOND FUND OF AMERICA: The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.15                   3,000,000,000              6,000,000,000
------------------------------------------------------------------------------
         0.13                   6,000,000,000
------------------------------------------------------------------------------

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

                        Monthly gross investment income

            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------

            3.00%                     $        0                 $3,333,333
-----------------------------------------------------------------------------------
            2.50                       3,333,333                  8,333,333
-----------------------------------------------------------------------------------
            2.00                       8,333,333
-----------------------------------------------------------------------------------

For the purposes of such computations under the Agreement, the fund's gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original-issue discount as defined for federal income tax purposes.

For the fiscal years ended August 31, 2006 and 2005, the investment adviser was entitled to receive from the fund management fees of $12,974,000 and
$11,108,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of
$11,677,000 (a reduction of $1,297,000) and $10,311,000 (a reduction of
$797,000) for the fiscal years ended August 31, 2006 and 2005, respectively. For the fiscal year ended August 31, 2004, the fund paid the investment adviser management fees of $10,420,000.

                       Tax-Exempt Income Funds -- Page 35

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND: The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.15                   3,000,000,000
------------------------------------------------------------------------------

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

                        Monthly gross investment income

            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------

            3.00%                     $        0                 $3,333,333
-----------------------------------------------------------------------------------
            2.50                       3,333,333
-----------------------------------------------------------------------------------

For the purposes of such computations under the Agreement, the fund's gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original issue discount as defined for federal income tax purposes.

For the fiscal years ended July 31, 2006, 2005 and 2004, the investment adviser was entitled to receive from the fund management fees of $6,000,000, $5,087,000 and $4,516,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management  fees of
$5,400,000 (a reduction of $600,000), $4,763,000 (a reduction of $324,000) and
$4,498,000 (a reduction of $18,000) for the fiscal years ended July 31, 2006,
2005 and 2004, respectively.

The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to
Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.

                       Tax-Exempt Income Funds -- Page 36

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA: The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.18                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.15                   1,000,000,000
------------------------------------------------------------------------------

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

                        Monthly gross investment income

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         3.00%                   $        0                 $3,333,333
------------------------------------------------------------------------------
         2.50                     3,333,333
------------------------------------------------------------------------------

For the purposes of such computations under the Agreement, the fund's gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original issue discount as defined for federal income tax purposes.

For the fiscal years ended July 31, 2006, 2005 and 2004, the investment adviser was entitled to receive from the fund management fees of $3,192,000, $3,251,000 and $3,167,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management  fees of
$2,873,000 (a reduction of $319,000), $3,047,000 (a reduction of $204,000) and
$3,030,000 (a reduction of $137,000), for the fiscal years ended July 31, 2006,
2005 and 2004, respectively.

The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to
Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.

                       Tax-Exempt Income Funds -- Page 37

THE TAX-EXEMPT FUND OF CALIFORNIA: The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000
------------------------------------------------------------------------------

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

                        Monthly gross investment income

            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------

            3.00%                     $        0                 $3,333,333
-----------------------------------------------------------------------------------
            2.50                       3,333,333
-----------------------------------------------------------------------------------

For the fiscal years ended August 31, 2006 and 2005, the investment adviser was entitled to receive from the fund management fees of $3,969,000 and $2,988,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of $3,572,000 (a reduction of $397,000) and $2,770,000 (a reduction of $218,000) for the fiscal years ended
August 31, 2006 and 2005, respectively. For the fiscal year ended August 31,
2004, the fund paid the investment adviser management fees of $2,486,000.

The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to
Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.

FEE WAIVER -- For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreements. Beginning April 1, 2005, this waiver increased to 10% of the management fees that the investment adviser is otherwise entitled to receive and this waiver is expected to continue at this level until further review. As a result of this waiver, management fees will be reduced similarly for all classes of shares of the funds. In addition, the investment adviser agreed to waive a portion of its management fees that it was otherwise entitled to receive under the Agreement for AHIM and LTEX during those funds' 2004 fiscal years.

                       Tax-Exempt Income Funds -- Page 38

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between each fund and the investment adviser relating to the funds' Class C, F and R-5 shares will continue in effect until
May 31, 2007, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of directors/trustees who are not parties to the Administrative Agreement or interested persons (as defined in the
1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of the independent directors/trustees. The investment adviser has the right to terminate the Administrative Agreement upon
60 days' written notice to the relevant fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

 Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the funds' Class
C, F and R-5 shares. The investment adviser may contract with third parties, including American Funds Service Company, the funds' Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for each applicable share class (excluding Class R-5 shares) for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily.
The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the funds. Of the remainder, the investment adviser will not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 shares, the administrative services fee is calculated at the annual rate of up to 0.10% of the average daily net assets of Class R-5 shares. The administrative services fee includes compensation for transfer agent and shareholder services provided to the funds'
applicable share classes. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule contained in a Shareholder Services
Agreement between each fund and American Funds Service Company.

During the 2006 fiscal year, administrative services fees were:

--------------------------------------------------------------------------------------------

                                                                    ADMINISTRATIVE SERVICES
                                                                             FEE

TEBF                                         CLASS C                      $145,000
                                             CLASS F                       283,000
                                             CLASS R-5                      88,000
                                       -------------------------
AHIM                                         CLASS C                       112,000
                                             CLASS F                       100,000
                                             CLASS R-5                      23,000
--------------------------------------------------------------------------------------------
LTEX                                         CLASS C                      $ 74,000
                                             CLASS F                        30,000
                                             CLASS R-5                      45,000
                                       -------------------------
TEFCA                                        CLASS C                        66,000
                                             CLASS F                        57,000
                                             CLASS R-5                      46,000
--------------------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 39

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors,
Inc. (the "Principal Underwriter") is the principal underwriter of each fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los
Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500
Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard,
Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues from sales of each fund's shares.
For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B shares, the Principal Underwriter sells the rights to Class B 12b-1 fees paid by each fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B shares.
Each fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B shares. For Class C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. Each fund pays the Principal
Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C shares. For Class F shares, each fund pays the
Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F shares.

                       Tax-Exempt Income Funds -- Page 40

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                              COMMISSIONS,              ALLOWANCE OR
                                                                REVENUE                 COMPENSATION
                                           FISCAL YEAR      OR FEES RETAINED             TO DEALERS
------------------------------------------------------------------------------------------------------------

                 CLASS A
                                              2006             TEBF  $2,214,000          TEBF   $8,506,000
                                                               AHIM     969,000          AHIM    3,720,000
                                                               LTEX     244,000          LTEX      990,000
                                                              TEFCA     636,000         TEFCA    2,451,000

                                              2005             TEBF   1,954,000          TEBF    7,543,000
                                                               AHIM     977,000          AHIM    3,723,000
                                                               LTEX     412,000          LTEX    1,551,000
                                                              TEFCA     635,000         TEFCA    2,453,000
                                              2004             TEBF   1,575,000          TEBF    6,044,000
                                                               AHIM     837,000          AHIM    3,260,000
                                                               LTEX     521,000          LTEX    2,023,000
                                                              TEFCA     374,000         TEFCA    1,423,000
------------------------------------------------------------------------------------------------------------
                 CLASS B
                                              2006             TEBF      41,000          TEBF      294,000
                                                               AHIM      27,000          AHIM      190,000
                                                               LTEX       4,000          LTEX       17,000
                                                              TEFCA      10,000         TEFCA       72,000
                                              2005             TEBF      54,000          TEBF      368,000
                                                               AHIM      43,000          AHIM      272,000
                                                               LTEX      17,000          LTEX       95,000
                                                              TEFCA      14,000         TEFCA       97,000
                                              2004             TEBF     109,000          TEBF      625,000
                                                               AHIM      79,000          AHIM      487,000
                                                               LTEX      71,000          LTEX      302,000
                                                              TEFCA      26,000         TEFCA      163,000
------------------------------------------------------------------------------------------------------------
                 CLASS C                      2006             TEBF  $    6,000          TEBF   $  548,000
                                                               AHIM      39,000          AHIM      258,000
                                                               LTEX      68,000          LTEX       80,000
                                                              TEFCA      48,000         TEFCA      287,000
                                              2005             TEBF          --          TEBF      514,000
                                                               AHIM          --          AHIM      293,000
                                                               LTEX      37,000          LTEX      204,000
                                                              TEFCA          --         TEFCA      317,000
                                              2004             TEBF     102,000          TEBF      381,000
                                                               AHIM      38,000          AHIM      288,000
                                                               LTEX     193,000          LTEX      321,000
                                                              TEFCA      26,000         TEFCA      194,000
------------------------------------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 41

Each fund has adopted plans of distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of directors/trustees and separately by a majority of the independent directors/trustees of the funds who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreements.
Potential benefits of the Plans to the funds include quality shareholder services; savings to the funds in transfer agency costs; and benefits to the investment process from growth or stability of assets. The selection and nomination of independent directors/trustees are committed to the discretion of the independent directors/trustees during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the board of directors/trustees.

Under the Plans, each fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided each fund's board of directors/ trustees has approved the category of expenses for which payment is being made: (a) for Class A shares, up to 0.25% (up to
0.30% in the case of AHIM and LTEX) of the average daily net assets attributable to Class A shares, (b) for Class B shares, up to 1.00% of the average daily net assets attributable to Class B shares, (c) for Class C shares, up to 1.00% of the average daily net assets attributable to Class C shares, and (d) for Class F shares, up to 0.50% of the average daily net assets attributable to Class F shares. The funds have not adopted a Plan for Class R-5 shares; accordingly, no
12b-1 fees are paid from Class R-5 assets.

For Class A shares: (a) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees paid to qualified dealers, and (b) up to the amount allowable under each fund's Class A
12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined

                       Tax-Exempt Income Funds -- Page 42

contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with
$50 million or more in assets -- "no load purchases"). Commissions on no load purchases of Class A shares in excess of the Class A Plan limitation not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable. As of the funds' most recent fiscal year, unreimbursed expenses which remained subject to reimbursement under the Plan for Class A shares totaled $6,053,000 or 0.14% of Class A net assets for TEBF, $1,289,000 or 0.16%
of Class A net assets for LTEX and $1,087,000 or 0.10% of Class A net assets for
TEFCA.

For Class B shares: (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees paid to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.

For Class C shares: (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (b) up to 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class F shares: currently up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers.

During the 2006 fiscal year, total 12b-1 expenses, and the portion of the expense that remained unpaid, were:

                                                                       12B-1 UNPAID LIABILITY
                                              12B-1 EXPENSES                 OUTSTANDING
--------------------------------------------------------------------------------------------------

               CLASS A                        TEBF    $9,645,000           TEBF     $1,631,000
                                              AHIM     4,193,000           AHIM        546,000
                                              LTEX     2,513,000           LTEX        242,000
                                             TEFCA     2,338,000          TEFCA        376,000

--------------------------------------------------------------------------------------------------
               CLASS B                        TEBF     1,191,000           TEBF        139,000
                                              AHIM       656,000           AHIM         65,000
                                              LTEX       456,000           LTEX         41,000
                                             TEFCA       231,000          TEFCA         26,000

--------------------------------------------------------------------------------------------------
               CLASS C                        TEBF     1,771,000           TEBF        349,000
                                              AHIM       914,000           AHIM        132,000
                                              LTEX       884,000           LTEX        111,000
                                             TEFCA       859,000          TEFCA        150,000

--------------------------------------------------------------------------------------------------
               CLASS F                        TEBF       790,000           TEBF        247,000
                                              AHIM       256,000           AHIM         48,000
                                              LTEX       101,000           LTEX         19,000
                                             TEFCA       173,000          TEFCA         58,000

--------------------------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 43

 OTHER COMPENSATION TO DEALERS -- As of January 2007, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     A. G. Edwards & Sons, Inc.
     AIG Advisors Group:
          Advantage Capital Corporation
          AIG Financial Advisors, Inc.
          American General Securities Incorporated
          FSC Securities Corporation
          Royal Alliance Associates, Inc.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK/Janney Montgomery Group:
          Hornor, Townsend & Kent, Inc.
          Janney Montgomery Scott LLC
     ING Advisors Network Inc.:
          Bancnorth Investment Group, Inc.
          Financial Network Investment Corporation
          Guaranty Brokerage Services, Inc.
          ING Financial Partners, Inc.
          Multi-Financial Securities Corporation
          Primevest Financial Services, Inc.
     InterSecurities/Transamerica:
          InterSecurities, Inc.
          Transamerica Financial Advisors, Inc.
     J.J.B. Hilliard/PNC Bank:
          J.J.B. Hilliard, W.L. Lyons, Inc.
          PNC Bank, National Association
          PNC Brokerage Corp.
          PNC Investments LLC
     Lincoln Financial Advisors Corporation:
          Lincoln Financial Advisors Corporation
          Jefferson Pilot Securities Corporation
     LPL Financial Services:
          Linsco/Private Ledger Corp.
          Uvest Investment Services
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises:
          Metlife Securities Inc.
          Tower Square Securities
          New England Securities
          Walnut Street Securities, Inc.
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley DW Inc.
     National Planning Holdings Inc.:
          Invest Financial Corporation
          Investment Centers of America, Inc.
          National Planning Corporation
          SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Pacific Select Distributors Inc.:
          Associated Securities Corp.
          Contemporary Financial Solutions, Inc.
          M.L. Stern & Co., LLC
          Mutual Service Corporation
          Sorrento Pacific Financial, LLC
          United Planners' Financial Services of America
          Waterstone Financial Group, Inc.

                       Tax-Exempt Income Funds -- Page 44

     Park Avenue Securities LLC
     Princor Financial Services Corporation
     Raymond James Group:
          Raymond James & Associates, Inc.
          Raymond James Financial Services Inc.
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Incorporated
     Securian/C.R.I.:
          CRI Securities, LLC
          Securian Financial Services, Inc.
     Smith Barney
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     First Clearing LLC
     Wells Fargo Investments, L.L.C.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

As described in the prospectus, the investment adviser places orders with broker-dealers for the funds' portfolio transactions. Portfolio transactions for the funds may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

THE TAX-EXEMPT BOND FUND OF AMERICA -- Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the 2006, 2005 and 2004 fiscal years amounted to $3,786,000, $2,539,000 and 1,198,000, respectively. With respect to fixed income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of securities purchased by the fund in underwritten offerings increased from 2004 to 2006, resulting in an increase in brokerage concessions paid on portfolio transactions.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND -- Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the
2006, 2005 and 2004 fiscal years amounted to $2,287,000, $1,095,000 and
$876,000, respectively. With respect to fixed income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of securities purchased by the fund in underwritten offerings increased from 2004 to 2006, resulting in an increase in brokerage concessions paid on portfolio transactions.

                       Tax-Exempt Income Funds -- Page 45

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA -- Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the
2006, 2005 and 2004 fiscal years amounted to $451,000, $347,000 and $459,000, respectively. With respect to fixed income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price.

THE TAX-EXEMPT FUND OF CALIFORNIA -- Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended 2006, 2005 and 2004 fiscal years amounted to $1,271,000,
$1,198,000 and $420,000, respectively. With respect to fixed income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of securities purchased by the fund in underwritten offerings increased between 2004 and 2006, resulting in an increase in brokerage concessions paid on portfolio transactions.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The funds' investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the funds' board of directors/trustees and compliance will be periodically assessed by the board in connection with reporting from the funds' Chief Compliance Officer.

Under these policies and procedures, each funds' complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The funds' custodian, outside counsel and auditors, each of which require portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the funds as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable.
Third party service providers of the funds receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the funds (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the
American Funds website), such persons may be bound by agreements (including confidentiality agreements) that restrict and limit their use of the information to legitimate business uses only. Neither the funds nor their investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

                       Tax-Exempt Income Funds -- Page 46

Subject to board policies, the authority to disclose the funds' portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the funds' investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds' portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website
(other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the funds or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the funds. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the funds, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock
Exchange is currently closed on weekends and on the following holidays: New
Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial
Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the funds has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:

                       Tax-Exempt Income Funds -- Page 47

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing services base bond prices on, among other things, an evaluation of the yield curve as of approximately 3:00 p.m. New York time. The funds' investment adviser performs certain checks on these prices prior to calculation of the funds' net asset value.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the funds'
shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the funds' board. Subject to board oversight, the funds' board has delegated the obligation to make fair valuation determinations to a valuation committee established by the funds' investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the funds might reasonably expect to receive upon their current sale. The valuation committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The funds follow standard industry practice by typically reflecting changes in their holdings of portfolio securities on the first business day following a portfolio trade.

                       Tax-Exempt Income Funds -- Page 48

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code ("Code") so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

To avoid federal excise taxes, the Code requires each fund to distribute by
December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year.

Interest on the municipal securities purchased by each fund is believed to be free from regular federal income tax based on opinions issued by bond counsel.
However, there is no guarantee that the opinion is correct or that the IRS will agree with the opinion.  In addition, the Code imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply with these limitations, or a determination by the IRS that the securities do not qualify for tax-exempt treatment, could cause the interest on the bonds to become taxable to investors retroactive to the date the bonds were issued. If this were to happen, dividends derived from this interest may be taxable to you, and you may need to file an amended tax return.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     DIVIDENDS -- By meeting certain requirements of the Code, each fund qualifies to pay exempt-interest dividends to shareholders. These dividends
     ("exempt-interest dividends") are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial

                       Tax-Exempt Income Funds -- Page 49

     obligations (including qualifying obligations of Puerto Rico, the U.S.
     Virgin Islands or Guam), they also may be exempt from that state's personal income taxes.

     CAPITAL GAIN DISTRIBUTIONS -- Each fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities.
     Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gain, regardless of how long a particular shareholder has held shares in each fund.

     A portion of the gain on municipal bonds purchased at market discount after
     April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains.

SHAREHOLDER TAXATION -- Distributions by each fund result in a reduction in the net asset value of each fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution.
Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If a shareholder redeems fund shares, or exchanges shares for shares of a different fund, the IRS will require the shareholder to report any gain or loss on the redemption or exchange. The gain or loss realized will be capital gain or loss and will be long-term or short-term, depending on how long the shareholder held the shares.

Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to a shareholder with respect to fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by each fund on those shares.

If a shareholder exchanges or otherwise disposes of shares of a fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject a shareholder to or increase liability under federal and state alternative minimum taxes, depending on a shareholder's individual or corporate tax position. Persons who are defined in the Code as substantial users (or persons related to such users) of facilities financed by private activity bonds should consult with their tax advisors before buying fund shares.

                       Tax-Exempt Income Funds -- Page 50

Each fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income without fluctuation of principal. Shares of each fund generally would not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., plans qualified under Section 401 of the Code, and individual retirement accounts). Such retirement plans would not gain any benefit from the tax-exempt nature of each fund's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them.

Exempt-interest dividends paid by each fund will be reported to both the IRS and shareholders of each fund. Individual shareholders are required to report to the federal government all exempt-interest dividends and all other tax-exempt interest received. In addition, each fund is required to report all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders.

Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. In addition, back-up withholding may apply beginning in 2007 to exempt-interest dividends paid to non-exempt shareholders for whom a certified taxpayer identification number has not been received.
Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of each fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on taxable dividends, excluding long-term capital gain distributions, received by him or her.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                       Tax-Exempt Income Funds -- Page 51


                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use any of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           3500 Wiseman Blvd.
           San Antonio, TX 78251-4321

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

     Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

The Principal Underwriter will not knowingly sell shares of the funds directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or

                       Tax-Exempt Income Funds -- Page 52

indirectly more than 4.5% of the outstanding shares of a fund without the consent of a majority of the fund's board.

In addition, the American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The funds and the Principal Underwriter reserve the right to reject any purchase order.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .     Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .     Retirement accounts that are funded with employer contributions; and

     .     Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and statement of additional information.  However, in the case where the entity maintaining these accounts aggregates the accounts' purchase orders for fund shares, such accounts are not required to meet the minimum amount for subsequent purchases.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management
Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchanges from Class A shares of The Cash
Management Trust of America to Class B or C shares of Intermediate Bond Fund of
America, Limited Term Tax-Exempt Bond Fund of America and Short-Term Bond Fund
of America are not permitted. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies.

                       Tax-Exempt Income Funds -- Page 53

However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the funds' distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" below. THESE TRANSACTIONS HAVE THE
SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" above).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the funds' "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading, the fund's board of directors has adopted a "purchase blocking policy," under which any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of
$5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction)
for 30 calendar days after the redemption transaction. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than
$5,000; transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement
Series; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their procedures which American Funds Service
Company believes are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund's surveillance procedures and purchase blocking policy, all transactions in fund shares remain subject to the fund's and
American Funds Distributors' right to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy).

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     AUTOMATIC CONVERSIONS -- As described more fully in the prospectus, Class B and C shares automatically convert to Class A and F shares, respectively, after a certain period from the purchase date.

     MOVING FROM CLASS B TO CLASS A SHARES -- Under the right of reinvestment policy as described in the prospectus, if you redeem Class B shares during the contingent deferred sales charge period, you may reinvest the proceeds in Class A shares without paying a Class A sales charge if you notify
     American Funds Service Company and the reinvestment occurs within 90 days after the date of redemption and is made into the same account from which you redeemed the shares. If you redeem your Class B shares after the contingent deferred sales charge period, you may either reinvest the proceeds in Class B shares or purchase Class A shares. If you purchase
     Class A shares, you are responsible for paying any applicable Class A sales charges.

                       Tax-Exempt Income Funds -- Page 54

     MOVING FROM CLASS C TO CLASS A SHARES -- If you redeem Class C shares and with the redemption proceeds purchase Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     MOVING FROM CLASS F TO CLASS A SHARES -- You can redeem Class F shares held in a qualified fee-based program and with the redemption proceeds purchase
     Class A shares without paying an initial Class A sales charge if all of the following are met: (a) you are leaving or have left the fee-based program,
     (b) you have held the Class F shares in the program for at least one year, and (c) you notify American Funds Service Company and purchase the Class A shares within 90 days after redeeming the Class F shares.

     MOVING FROM CLASS A TO CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to redeem your Class A shares and with the redemption proceeds purchase Class F shares for the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

     NON-REPORTABLE TRANSACTIONS -- As described above, automatic conversions will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class or vice versa, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction.

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     Tax-exempt funds in general should not serve as retirement plan investments.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the spouses, children or parents of the Eligible
          Persons are listed in the account registration with the
          parents-in-law) of dealers who have sales agreements with the
          Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

                       Tax-Exempt Income Funds -- Page 55

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.
MOVING BETWEEN ACCOUNTS -- Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

     .    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

     .    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

     .    death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

LOAN REPAYMENTS -- Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American
Funds Service Company is notified of the repayment.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments
(other than IRA rollover assets that roll over at no sales charge under the funds' IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.

A dealer concession of up to 1% may be paid by each fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                       Tax-Exempt Income Funds -- Page 56

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of
     American Funds non-money market funds over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once.

     The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchases must be made will remain unchanged. Purchases made from the date of revision will receive the reduced sales charge, if any, resulting from the revised Statement.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate at that time. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

                       Tax-Exempt Income Funds -- Page 57

      If you make an American Funds purchase under a statement of intention prior to April 1, 2007, purchases of American Legacy variable annuity contracts and variable life insurance policies may also be credited toward completion of that statement of intention.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA, individual
          403(b) plan or single-participant Keogh-type plan;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    CollegeAmerica/(R)/ accounts invested in American Funds other than the funds, which will be aggregated at the account owner level. (Class
          529-E accounts may only be aggregated with an eligible employer plan.
          For more information about CollegeAmerica and Class 529 shares, please see the prospectus of American Funds that offer Class 529 shares.)

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations; or

     .    for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes, or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes, in each case of a single employer or affiliated employers as defined in the 1940 Act.

                       Tax-Exempt Income Funds -- Page 58

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as individual holdings in Endowments. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments, to determine your sales charge on investments in accounts eligible to be aggregated. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name are not eligible for calculation at cost value and instead will be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without

                       Tax-Exempt Income Funds -- Page 59

incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through a systematic withdrawal plan (SWP) (see "Automatic withdrawals" under "Shareholder account services and privileges"
          below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a
          SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.

                       Tax-Exempt Income Funds -- Page 60

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the National
Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available if your account is held with an investment dealer.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount you would like to invest ($50 minimum per fund) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer
Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

                       Tax-Exempt Income Funds -- Page 61

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- You may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same class at net asset value, subject to the following conditions:

(a)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(b)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(c)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- For all share classes, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.
However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

Withdrawal payments are not to be considered as dividends, yield or income.
Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares
(up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need

                       Tax-Exempt Income Funds -- Page 62

your fund number (see the list of the American Funds under "General information
-- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) for American Funds money market funds. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account.
These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The funds' Articles of Incorporation or Declarations of
Trust permit the funds to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in each fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of directors/trustees of the funds may from time to time adopt.

While payment of redemptions normally will be in cash, TEBF's and AHIM's
Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of each fund's board of directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless  you request them by contacting the Transfer Agent.

                       Tax-Exempt Income Funds -- Page 63

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in the funds'
portfolios, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY
10017-2070, as Custodian. If a fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S. banks or
non-U.S. branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American
Funds Service Company was paid a fee by TEBF, AHIM, LTEX and TEFCA of $828,000,
$436,000, $173,000 and $154,000, respectively, for Class A shares, and $33,000,
$24,000, $12,000 and $5,000, respectively, for Class B shares for the 2006 fiscal year. American Funds Service Company is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital Research and Management Company, as described under "Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the funds as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350
South Grand Avenue, Los Angeles, CA 90071, serves as the independent registered public accounting firm for TEBF, AHIM and LTEX. Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, CA 92626, serves as the independent registered public accounting firm for TEFCA. Each firm provides audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual reports have been so included in reliance on the reports of PricewaterhouseCoopers LLP and Deloitte & Touche LLP,
independent registered public accounting firms, given on the authority of said firms as experts in accounting and auditing. The selection of the funds'
independent registered public accounting firm is reviewed and determined annually by the board of directors/trustees.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South
Flower Street, Los Angeles, CA 90071, serves as counsel for the funds and for independent directors/trustees in their capacities as such. Certain legal matters in connection with certain capital shares and shares of beneficial interest offered by the prospectus have been passed upon for the funds by Paul,
Hastings, Janofsky & Walker LLP. Counsel does not provide legal services to the funds' investment adviser or any of its affiliated companies. A determination with respect to the independence of the funds' "independent legal counsel" will be made at least annually by the independent directors/trustees of the funds, as prescribed by the 1940 Act and related rules.

                       Tax-Exempt Income Funds -- Page 64

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- TEBF's and TEFCA's
fiscal year ends on August 31. AHIM's and LTEX's fiscal year ends on July 31.
Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the funds' investment portfolio or summary investment portfolio, financial statements and other information. TEBF's, AHIM's and LTEX's annual financial statements are audited by the funds' independent registered public accounting firm, PricewaterhouseCoopers LLP and TEFCA's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the funds. In an effort to reduce the volume of mail shareholders receive from the funds when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

CODES OF ETHICS -- The funds and Capital Research and Management Company and its affiliated companies, including each fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which each fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD filed an administrative complaint against the Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On
August 30, 2006, the NASD Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. The Principal Underwriter has appealed this decision to the NASD's National Adjudicatory Council.

On March 24, 2005, the investment adviser and Principal Underwriter filed a complaint against the Attorney General of the State of California in Los Angeles
County Superior Court. The complaint alleged that the Attorney General threatened to take enforcement actions against the investment adviser and
Principal Underwriter that are without merit and preempted by federal law. On the same day, following the filing of the investment adviser's and Principal
Underwriter's complaint, the Attorney General of the State of California filed a complaint against the Principal Underwriter and investment adviser. Filed in Los
Angeles County Superior Court, the Attorney General's complaint alleged violations of certain sections of the California Corporations Code with respect to so-called "revenue sharing" disclosures in mutual fund prospectuses and statements of additional information. On November 22, 2005, the Los Angeles
Superior Court dismissed the Attorney General's complaint. The Attorney General subsequently appealed the Superior Court's decision to California's Court of
Appeal for the Second Appellate District. On January 26, 2007, the Court of
Appeal issued a ruling allowing the California Attorney General to proceed with his civil action.

The investment adviser and Principal Underwriter believe that the likelihood that these matters could have a material adverse effect on the funds or on the ability of the investment adviser and Principal Underwriter to perform their contracts with the funds is remote. The SEC is conducting a related investigation as of the date of this statement of additional information. The investment adviser and Principal Underwriter are cooperating fully. In addition, class action lawsuits have been filed in the U.S. District Court, Central
District of California, relating to these matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.
Further updates on these issues will be available on the American Funds website
(americanfunds.com) under "American Funds regulatory matters."

                       Tax-Exempt Income Funds -- Page 65

OTHER INFORMATION -- The financial statements including the investment portfolio and the reports of independent registered public accounting firms contained in the annual reports are included in this statement of additional information. The following information is not included in the annual report:

THE TAX-EXEMPT BOND FUND OF AMERICA

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2006

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $12.49
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $12.98

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- JULY 31, 2006

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $15.60
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $16.21

                       Tax-Exempt Income Funds -- Page 66

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- JULY 31, 2006

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $15.14
Maximum offering price per share
  (100/97.50 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $15.53

THE TAX-EXEMPT FUND OF CALIFORNIA

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2006

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $16.75
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $17.40

FUND NUMBERS -- Here are the fund numbers for use with our automated phone line,
American FundsLine/(R)/, or when making share transactions:

                                                FUND NUMBERS
                                -----------------------------------------------
FUND                            CLASS A  CLASS B  CLASS C  CLASS F   CLASS R-5
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . .     02       202      302      402       2502
American Balanced Fund/(R)/ .     11       211      311      411       2511
American Mutual Fund/(R)/ . .     03       203      303      403       2503
Capital Income Builder/(R)/ .     12       212      312      412       2512
Capital World Growth and
Income Fund/SM/ . . . . . . .     33       233      333      433       2533
EuroPacific Growth Fund/(R)/      16       216      316      416       2516
Fundamental Investors/SM/ . .     10       210      310      410       2510
The Growth Fund of America/SM/    05       205      305      405       2505
The Income Fund of
America/(R)/. . . . . . . . .     06       206      306      406       2506
The Investment Company of
America/(R)/. . . . . . . . .     04       204      304      404       2504
The New Economy Fund/(R)/ . .     14       214      314      414       2514
New Perspective Fund/(R)/ . .     07       207      307      407       2507
New World Fund/SM/  . . . . .     36       236      336      436       2536
SMALLCAP World Fund/(R)/  . .     35       235      335      435       2535
Washington Mutual Investors
Fund/SM/  . . . . . . . . . .     01       201      301      401       2501
BOND FUNDS
American High-Income Municipal
Bond Fund/(R)/  . . . . . . .     40       240      340      440       2540
American High-Income Trust/SM/    21       221      321      421       2521
The Bond Fund of America/SM/      08       208      308      408       2508
Capital World Bond Fund/(R)/      31       231      331      431       2531
Intermediate Bond Fund of
America/(R)/  . . . . . . . .     23       223      323      423       2523
Limited Term Tax-Exempt Bond
Fund of America/SM/ . . . . .     43       243      343      443       2543
Short-Term Bond Fund of
America/SM/ . . . . . . . . .     48       248      348      448       2548
The Tax-Exempt Bond Fund of
America/(R)/. . . . . . . . .     19       219      319      419       2519
The Tax-Exempt Fund of
California/(R)/*. . . . . . .     20       220      320      420       2520
The Tax-Exempt Fund of
Maryland/(R)/*. . . . . . . .     24       224      324      424       2524
The Tax-Exempt Fund of
Virginia/(R)/*. . . . . . . .     25       225      325      425       2525
U.S. Government Securities
Fund/SM/. . . . . . . . . . .     22       222      322      422       2522
MONEY MARKET FUNDS
The Cash Management Trust of
America/(R)/. . . . . . . . .     09       209      309      409       2509
The Tax-Exempt Money Fund of
America/SM/ . . . . . . . . .     39       N/A      N/A      N/A       2539
The U.S. Treasury Money Fund
of America/SM/  . . . . . . .     49       N/A      N/A      N/A       2549
___________
*Qualified for sale only in certain jurisdictions.

                       Tax-Exempt Income Funds -- Page 67

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                       Tax-Exempt Income Funds -- Page 68

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa
Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A
Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa
Issuers or issues rated Baa represent average creditworthiness relative to other
US municipal or tax-exempt issuers or issues.

Ba
Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B
Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa
Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca
Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C
Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier
2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                       Tax-Exempt Income Funds -- Page 69

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                       Tax-Exempt Income Funds -- Page 70

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                          DESCRIPTION OF NOTE RATINGS

MOODY'S
MUNICIPAL SHORT-TERM DEBT RATINGS

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

STANDARD & POOR'S
SHORT-TERM ISSUE CREDIT RATINGS

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

                       Tax-Exempt Income Funds -- Page 71

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                       Tax-Exempt Income Funds -- Page 72

[logo - American Funds®]

The Tax-Exempt Bond Fund of America
Investment portfolio
August 31, 2006

	Principal amount	Market value
Bonds & notes — 95.16%	(000)	(000)

ALABAMA — 0.61%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2000, 5.75% 2020	$ 2,000	$ 2,078
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.50% 2021	3,000	3,089
Industrial Dev. Board of the Town of Courtland, Industrial Dev. Rev. Ref. Bonds (International Paper Co. Projects), Series 2003-A, 5.00% 2013	1,000	1,046
Industrial Dev. Board of the Town of Courtland, Solid Waste Disposal Rev. Ref. Bonds (International Paper Co. Projects), Series 2004-A, 4.75% 2017	2,000	2,047
Health Care Auth. of the City of Huntsville, Series 1994-A Bonds, MBIA insured, 5.00% 2016	1,675	1,797
Health Care Auth. of the City of Huntsville, Series 1994-A Bonds, MBIA insured, 5.00% 2018	2,100	2,235
Special Care Fac. Fncg. Auth. of the City of Huntsville — Carlton Cove, Retirement Fac. Rev. Bonds (Carlton Cove, Inc. Project), Series 2001, 8.125% 2031[1]	6,250	3,666
Jefferson County Public Building Auth., Lease Rev. Warrants, Series 2006, AMBAC insured, 5.125% 2017	1,000	1,089
Jefferson County Public Building Auth., Lease Rev. Warrants, Series 2006, AMBAC insured, 5.125% 2018	3,000	3,255
Jefferson County Public Building Auth., Lease Rev. Warrants, Series 2006, AMBAC insured, 5.125% 2019	1,000	1,081
Jefferson County, Sewer Rev. Capital Improvement Warrants, Series 1999-A, FGIC insured, 5.125% 2029 (preref. 2009)	2,865	2,992
Lauderdale County and the City of Florence Health Care Auth., Coffee Health Group Bonds, Series 2000-A, MBIA insured, 5.50% 2009	1,150	1,205
Public School and College Auth., Capital Improvement Pool Bonds, Series 2001-A, 5.625% 2015	5,255	5,661
		31,241

ALASKA — 0.89%
Municipality of Anchorage, G.O. Ref. General Purpose Bonds, Series 1995-B, FGIC insured, 6.00% 2012	2,895	3,174
Municipality of Anchorage, Lease Rev. Ref. Bonds, Correctional Fac., Series 2005, FSA insured, 5.00% 2016	2,035	2,186
Municipality of Anchorage, Municipal Light & Power Electric Rev. Ref. Bonds, Series 1996, MBIA insured, 6.50% 2014	5,000	5,932
Housing Fin. Corp., Rev. Bonds, Series 1998-A-1, 5.30% 2017	4,105	4,158
North Slope Borough, G.O. Bonds, Series 1997-A, MBIA insured, 0% 2008	10,935	10,222
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 5.80% 2012 (preref. 2010)	3,385	3,636
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 6.20% 2022 (preref. 2010)	1,575	1,682
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021 (preref. 2011)	12,850	13,632
Student Loan Corp., Capital Project Rev. Bonds, Series 2004-A, MBIA insured, 4.00% 2011	1,000	1,012
		45,634

ARIZONA — 0.31%
Health Facs. Auth., Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.125% 2009	1,085	1,124
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West Project), Series 1998-A, 5.00% 2016	935	956
Health Facs. Auth., Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.125% 2009 (preref. 2007)	490	500
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West Project), Series 1998-A, 5.00% 2016 (preref. 2008)	65	66
Industrial Dev. Auth. of the County of Mohave, Correctional Facs. Contract Rev. Bonds (Mohave Prison, LLC Project), Series 2004-A, XLCA insured, 5.00% 2011	3,000	3,160
City of Phoenix Civic Improvement Corp., Transit Excise Tax Rev. Bonds (Light Rail Project), Series 2004, AMBAC insured, 5.00% 2007	2,420	2,449
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	1,000	1,025
Salt River Project Agricultural Improvement and Power Dist., Electric System Rev. Ref. Bonds, Series 2004-A, 5.00% 2016	5,975	6,424
		15,704

CALIFORNIA — 7.34%
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Series B, 5.85% 2015	1,375	1,444
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family Housing Rev. Ref. Bonds (Archstone/Redwood Shores Apartments), Series 2000-A, 5.30% 2008	1,000	1,022
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (American Baptist Homes of the West Facs. Project), Series 1997-A, 5.50% 2007	480	487
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (American Baptist Homes of the West Facs. Project), Series 1997-A, 5.75% 2017	1,500	1,518
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (American Baptist Homes of the West Facs. Project), Series 1997-A, 6.20% 2027	1,675	1,713
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2013	5,300	5,426
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	1,750	1,905
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	1,000	1,085
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds, Series 1998, 5.375% 2028	2,500	2,531
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds (Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	2,385	2,404
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.00% 2025	1,100	1,110
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series A, AMBAC insured, 5.00% 2017	2,880	3,161
City of Chula Vista, Community Facs. Dist. No. 07-I (Otay Ranch Village Eleven), Special Tax Bonds, Series 2006, 5.10% 2026	750	763
City of Chula Vista, Community Facs. Dist. No. 07-I (Otay Ranch Village Eleven), Special Tax Bonds, Series 2006, 5.125% 2036	720	725
City of Chula Vista, Community Facs. Dist. No. 12-I, Special Tax Bonds (McMillin Otay Ranch Village Seven), Series 2005, 5.10% 2023	2,025	2,062
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	3,285	3,321
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2009	500	516
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2011	1,000	1,044
Econ. Recovery Bonds, Series 2004-B-4, 5.00% 2023 (put 2008)	1,500	1,542
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 4.50% 2035	1,785	1,716
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2020	1,115	1,164
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	2,720	2,782
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-B, 5.00% 2020	1,435	1,518
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025	1,000	1,036
Educational Facs. Auth., Rev. Bonds (Stanford University), Series N, 5.35% 2027	3,000	3,083
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 4.00% 2010	500	498
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 4.00% 2011	515	512
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	965	992
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2010	490	511
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2011	510	534
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2014	600	636
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2015	625	664
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds, Series 1999, 6.125% 2016	975	1,025
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024	2,000	2,159
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.50% 2015 (preref. 2009)	1,000	1,085
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.625% 2030 (preref. 2009)	1,000	1,088
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2004, 6.00% 2034	1,000	1,062
G.O. Bonds 6.00% 2019	5,000	5,913
G.O. Ref. Bonds 5.00% 2015	15,000	16,241
G.O. Ref. Bonds 5.00% 2016	12,500	13,562
G.O. Ref. Bonds 5.00% 2026	3,500	3,688
Various Purpose G.O. Bonds 5.00% 2017	3,500	3,784
Various Purpose G.O. Bonds 5.25% 2018	8,000	8,673
Various Purpose G.O. Bonds 5.00% 2030	20,000	20,938
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2003-B, FGIC insured, 5.50% 2033 (preref. 2013)	4,000	4,423
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2005-A, FGIC insured, 5.00% 2035	10,000	10,420
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	12,560	13,788
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (preref. 2011)	420	436
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)	4,680	4,774
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2006-A, 5.00% 2037	5,480	5,647
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	5,000	4,873
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2016	2,000	2,126
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2020	2,500	2,629
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-C-4, Class I, 5.10% 2007	25	25
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-C-4, Class I, 5.20% 2009	15	15
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.60% 2022	1,715	1,772
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Four, Series 2006, 5.00% 2029	1,500	1,506
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Two, 5.50% 2029	3,000	3,095
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2024	975	979
Community Facs. Dist. No. 12, Jurupa Community Services Dist. (Eastvale Area), Special Tax Bonds, Series 2005-A, 5.10% 2029	1,520	1,537
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	1,250	1,378
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Rosetta Canyon), Special Tax Bonds (Improvement Area A), Series 2006, 5.15% 2036	2,000	2,002
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds (Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.375% 2036	2,000	2,014
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,000	1,072
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.30% 2035	2,000	2,038
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project), Series 2003-A, 6.125% 2033	2,000	2,162
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2017	7,000	7,314
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2001, AMBAC insured, 5.50% 2015	2,150	2,339
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2020	2,675	2,858
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2022	1,500	1,594
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2023	1,500	1,589
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election, Series A, 5.50% 2016 (preref. 2011)	10,500	11,443
County of Los Angeles, Public Works Fncg. Auth., Gap Loan Receivable Notes, Series 2005-A, Citibank, NA letter of credit, 4.00% 2006	2,500	2,503
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.00% 2016	1,495	1,530
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.25% 2026	920	939
Community Facs. Dist. No. 2004-6, Moreno Valley Unified School Dist., Special Tax Bonds, Series 2005, 5.10% 2028	2,410	2,440
Northstar Community Services Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.55% 2036	6,000	6,171
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	2,000	2,065
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.00% 2025	2,000	2,033
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	1,000	1,016
City of Oxnard, Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay), Special Tax Bonds, Series 2005, 5.00% 2022	930	939
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds, Series 2006, 4.90% 2018	1,790	1,813
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds, Series 2006, 5.125% 2026	1,770	1,796
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.10% 2021	1,290	1,317
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.25% 2036	6,500	6,609
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II), Series 2003-C, 5.50% 2018	7,820	8,635
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, State Prison-Madera County, Valley State Prison for Women), Series 2005-H, 5.00% 2019	7,500	7,975
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 1993-A, AMBAC insured, 5.00% 2019	4,240	4,567
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2016	3,350	3,598
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.25% 2013	2,000	2,172
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2005-D, 5.00% 2025	3,000	3,154
Public Works Board, Lease Rev. Ref. Bonds (Regents of the University of California, Various University of California Projects), Series 1993-A, 5.50% 2021	2,000	2,002
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Academic Hall II, Building 13, San Marcos Campus), Series 2006-B, 4.625% 2024	1,205	1,224
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Academic Hall II, Building 13, San Marcos Campus), Series 2006-B, 4.625% 2025	1,265	1,283
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Academic Hall II, Building 13, San Marcos Campus), Series 2006-B, 5.00% 2031	2,000	2,072
City of Rancho Cucamonga, Community Facs. Dist. No. 2004-01 (Rancho Etiwanda Estates), Special Tax Bonds, Series 2006, 5.35% 2026	2,780	2,837
City of Rancho Cucamonga, Community Facs. Dist. No. 2004-01 (Rancho Etiwanda Estates), Special Tax Bonds, Series 2006, 5.375% 2036	3,135	3,193
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.00% 2020	460	465
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.00% 2021	620	627
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.00% 2022	635	641
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds (Improvement Area No. 2), Series 2005-A, 5.15% 2025	1,250	1,276
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2030	1,590	1,587
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.00% 2011 (preref. 2009)	2,955	3,214
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.30% 2025 (preref. 2009)	2,645	2,899
City of Roseville, North Central Roseville Community Facs. Dist. No. 1, Special Tax Ref. Bonds, Series 1999, 5.30% 2007	2,665	2,690
City of Roseville, North Central Roseville Community Facs. Dist. No. 1, Special Tax Ref. Bonds, Series 1999, 5.80% 2017	3,245	3,405
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.50% 2015 (preref. 2009)	1,465	1,614
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1, Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	515
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Redlands Lawn and Tennis Apartments), Issue 1999-A, 5.20% 2029 (put 2009)	1,500	1,542
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Skylark Apartments), Issue 1999-D, 5.20% 2029 (put 2009)	1,500	1,542
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 6.25% 2012	945	983
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project--Infrastructure), Series 2006-B, RADIAN insured, 4.875% 2036	2,000	2,027
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex), Series 2005-A, FGIC insured, 5.00% 2019	4,000	4,296
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex), Series 2005-A, FGIC insured, 5.00% 2020	4,000	4,279
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2005-B, AMBAC insured, 5.00% 2014	3,000	3,253
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.80% 2027	2,995	3,117
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds, Series 1999, 6.10% 2014	1,195	1,276
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 5.00% 2020[2]	2,100	2,107
South Tahoe Joint Powers Fncg. Auth., Bond Anticipation Notes (South Tahoe Redev. Project Area No. 1), Series 2003-B, 5.125% 2009	2,000	2,002
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-3, 5.10% 2025 (put 2010)	4,000	4,102
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2018	2,695	2,844
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2027	4,180	4,314
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2019	2,515	2,663
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds, Series 2003, 5.90% 2034	1,625	1,705
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	1,370	1,485
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2014	1,300	1,334
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017 (preref. 2012)	1,000	1,121
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.375% 2022 (preref. 2012)	3,000	3,306
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016 (preref. 2012)	1,000	1,108
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.50% 2009	1,000	1,048
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2014	3,000	3,374
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015	2,000	2,208
City of West Sacramento, Community Facs. Dist. No. 16 (Bridgeway Lakes), Special Tax Bonds, 6.00% 2033 (preref. 2011)	1,000	1,113
		375,456

COLORADO — 2.52%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project), Capital Appreciation Bonds, Series 2000-B, 0% 2034 (preref. 2010)	7,500	1,063
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 6.125% 2037	1,000	1,010
City and County of Denver, Airport System Rev. Bonds, Series 2005-A, XLCA insured, 5.00% 2020	3,500	3,741
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2016 (preref. 2013)	6,925	7,446
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2017 (preref. 2013)	5,000	5,376
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2006, XLCA insured, 5.25% 2019	5,655	6,184
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999, 6.70% 2019	3,400	3,581
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project), Series 1997-A, 6.20% 2012	1,000	1,029
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project), Series 1997-A, 6.40% 2017	2,000	2,057
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project), Series 1997-A, 6.45% 2021	3,175	3,266
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (Academy of Charter Schools Project), Series 2006-A, 4.75% 2036	2,000	1,965
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2005, 5.00% 2016	1,000	1,049
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2005, 5.25% 2023	1,725	1,817
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2005, 5.00% 2035	3,000	3,055
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2000, 6.60% 2016	5,250	5,833
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2002, 5.90% 2027	3,670	3,951
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2004-B, 3.75% 2034 (put 2009)	1,250	1,233
Health Facs. Auth., Hospital Rev. Bonds (PorterCare Adventist Health System Project), Series 2001, 6.50% 2031 (preref. 2011)	3,800	4,329
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project), Series 2006-B, RADIAN insured, 5.00% 2017	2,065	2,210
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project), Series 2006-B, RADIAN insured, 5.00% 2018	2,000	2,131
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project), Series 2006-B, RADIAN insured, 5.00% 2019	2,310	2,452
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.375% 2010	1,500	1,587
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.50% 2014	3,000	3,216
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.50% 2015	4,250	4,552
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A, 5.00% 2009	1,000	1,030
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033	9,000	9,777
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.25% 2025	3,500	3,636
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	11,000	11,117
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-A-3, 7.00% 2016	100	102
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-B-3, 6.80% 2028	55	56
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-C-3, 6.75% 2017	65	66
Housing and Fin. Auth., Single-family Program Bonds, Series 1998-B-3, 6.55% 2025	565	574
Housing and Fin. Auth., Single-family Program Bonds, Series 1998-D-3, 6.125% 2023	680	690
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds, Series 1999-A, MBIA insured, 0% 2011	2,600	2,207
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds, Series 1999-A, MBIA insured, 0% 2012	4,700	3,831
North Range Metropolitan Dist. No. 1 (City of Commerce, Adams County), Limited Tax G.O. Bonds, Series 2001, 7.25% 2031	3,775	4,066
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026	5,285	5,800
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series 2001, 7.50% 2031 (preref. 2009)	7,310	7,948
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds, Series 2006-A, RADIAN insured, 5.00% 2026	1,500	1,562
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds, Series 2006-A, RADIAN insured, 5.00% 2036	2,000	2,067
		128,662

CONNECTICUT — 0.46%
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project), Series 1993-A, 5.85% 2028	5,025	5,263
G.O. Bonds, Series 2001-B, 5.375% 2016 (preref. 2011)	1,900	2,046
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011 (preref. 2007)[2]	2,470	2,564
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011 (preref. 2006)[2]	2,025	2,065
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 5.375% 2011	1,000	1,028
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 6.00% 2016	1,000	1,061
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 6.25% 2021	4,500	4,821
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 6.25% 2031	1,500	1,598
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2003, 5.125% 2023	3,000	3,032
		23,478

DISTRICT OF COLUMBIA — 0.65%
Ballpark Rev. Bonds, Series 2006-B-1, FGIC insured, 5.25% 2016	1,000	1,103
Ballpark Rev. Bonds, Series 2006-B-1, FGIC insured, 5.00% 2017	2,370	2,559
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2013	1,000	1,081
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC insured, 5.00% 2018	2,000	2,144
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC insured, 5.00% 2019	2,000	2,134
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC insured, 5.00% 2020	2,780	2,956
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC insured, 5.00% 2023	1,575	1,662
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC insured, 5.00% 2024	7,000	7,376
G.O. Ref. Bonds, Series 1993-B-1, AMBAC insured, 5.50% 2009	1,500	1,574
G.O. Ref. Bonds, Series 2002-C, XLCA insured, 5.25% 2013	1,000	1,075
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program), Series 2005, FSA insured, 5.00% 2014	1,545	1,662
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program), Series 2005, FSA insured, 5.00% 2015	1,535	1,658
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program), Series 2005, FSA insured, 5.00% 2022	5,015	5,291
Tax Increment Rev. Bonds (Gallery Place Project), Series 2002, FSA insured, 5.50% 2016	1,000	1,088
		33,363

FLORIDA — 5.58%
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County), Special Assessment Rev. Bonds, Series 1996, 7.60% 2018 (preref. 2006)	720	732
Arborwood Community Dev. Dist. (City of Fort Myers), Capital Improvement Rev. Bonds (Centex Homes Project), Series 2006-B, 5.25% 2016	4,790	4,868
Arborwood Community Dev. Dist. (City of Fort Myers), Capital Improvement Rev. Bonds (Centex Homes Projects), Series 2006-B-2, 5.10% 2016	1,250	1,256
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,750	1,770
Bay County, Pollution Control Rev. Ref. Bonds (International Paper), Series 1998-A, 5.10% 2012	3,500	3,659
Baywinds Community Dev. Dist. (Homestead), Special Assessment Bonds, Series 2006-B, 4.90% 2012	1,500	1,516
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project), Series 2002-B, 7.00% 2014	735	806
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project), Series 2002-B, 7.25% 2033	735	795
Belmont Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2006-B, 5.125% 2014	2,000	2,013
Broward County Resource Recovery Rev. Ref. Bonds (Wheelabrator North Broward Inc. Project), Series 2001-A, 5.50% 2008	2,000	2,073
School Board of Broward County, Ref. Certs. of Part., Series 2004-B, FSA insured, 5.25% 2016	5,000	5,545
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds (Capital Projects Loan Program — Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032	12,485	13,764
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-B, 5.70% 2010	815	823
Concorde Estates Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2004-B, 5.00% 2011	1,220	1,231
East Homestead Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2006-B, 5.00% 2011	1,000	1,009
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012	1,000	1,079
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2013	4,000	4,347
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2003-B, 5.00% 2007	115	115
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B, 7.375% 2031	2,940	3,165
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds, Series 2000-C, 7.10% 2030	8,145	8,732
Gateway Services Community Dev. Dist., Special Assessment Bonds (Stoneybrook Project), Series 2003, 5.50% 2008	750	755
Gateway Services Community Dev. Dist., Special Assessment Bonds (Sun City Center Fort Myers Project), Series 2003-B, 5.50% 2010	2,275	2,296
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds, Series 2002, 6.125% 2007	200	200
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds, Series 2004-B, 5.00% 2009	160	160
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-A, 7.00% 2033	950	1,036
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-B, 6.25% 2009	200	202
Groves Community Dev. Dist. (Pasco County), Special Assessment Rev. Bonds, Series 2000-B, 7.625% 2008	220	221
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2001-B, 6.35% 2010	460	464
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	3,420	3,744
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2005, 5.60% 2036	3,455	3,508
Heritage Harbour South Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2002-B, 5.40% 2008	110	110
Heritage Isles Community Dev. Dist., Special Assessment Rev. Bonds, 5.90% 2006	100	100
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2010	1,055	1,099
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2011	1,205	1,263
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2012	2,000	2,110
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.25% 2023	8,000	8,350
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-I, 5.00% 2029 (put 2009)	4,000	4,120
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-A, 5.00% 2015	1,000	1,064
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-A, 5.00% 2020	455	477
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2014	1,000	1,063
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2015	1,325	1,410
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2017	1,200	1,267
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2020	1,140	1,195
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project), Series 2003-A, 5.00% 2012	1,000	1,054
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project), Series 2003-A, 5.25% 2015	3,500	3,737
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project), Series 2003-A, 5.00% 2018	3,500	3,645
Huntington Community Dev. Dist., City of Miramar, Special Assessment Bonds, Series 2004-B, 5.00% 2009	1,380	1,389
Jacksonville Electric Auth., St. Johns River Power Park System Rev. Ref. Bonds, Issue Two, Series 17, 5.00% 2015	4,000	4,209
Jacksonville Electric Auth., Water and Sewer System Rev. Bonds, Series 2004-C, 5.00% 2007	2,000	2,029
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2001-A, 7.40% 2032	815	887
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2001-B, 6.40% 2011	860	876
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2003-A, 6.50% 2032	1,950	2,102
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2003-B, 5.40% 2008	1,035	1,036
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 4.875% 2010	5,500	5,514
Lake Powell Residential Golf Community Dev. Dist. (Bay County), Special Assessment Rev. Bonds, Series 2000-B, 7.00% 2010	310	311
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project), Series 2006, 5.40% 2037	3,215	3,229
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	1,000	1,012
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 1997-A, 5.80% 2006	1,005	1,006
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 1997-A, 6.25% 2017	5,550	5,711
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.25% 2006	1,150	1,152
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2010	1,500	1,560
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2021	1,550	1,593
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2029	7,750	7,920
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2012	1,360	1,423
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2013	1,840	1,921
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2014	500	521
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2015	1,900	1,980
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032	3,835	4,164
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-B, 6.75% 2007	105	105
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	3,480	3,761
Meadow Pointe II, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Ref. Bonds, Series 2004, 4.60% 2018	3,245	3,273
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2003-A, 6.40% 2034	1,950	2,097
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2003-B, 5.25% 2007	145	145
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-1, 4.80% 2009	1,120	1,119
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2035	1,575	1,653
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2003-B, 5.125% 2007	600	600
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036	1,000	1,050
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2005, 5.25% 2015	3,000	3,040
Miami-Dade County Health Facs. Auth., Hospital Rev. Ref. Bonds (Miami Children’s Hospital Project), Series 2001-A, AMBAC insured, 5.625% 2016	5,495	5,992
School Board of Miami-Dade County, Certs. of Part., Series 2003-C, MBIA insured, 5.00% 2027 (put 2008)	2,520	2,578
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022	395	413
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022 (escrowed to maturity)	105	127
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment and Rev. Bonds (Parking Garage Project), Series 2004-A, 6.25% 2037	5,000	5,455
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Infrastructure Project), Series 2004-B, 6.50% 2037	1,000	1,107
Monterra Community Dev. Dist. (Cooper City), Special Assessment Bonds, Series 2005-B, 5.00% 2010	1,500	1,508
New Port Tampa Bay Community Dev. Dist., Special Assessment Bonds (City of Tampa), Series 2006-B, 5.30% 2012	1,500	1,514
North Springs Improvement Dist. (Broward County), Special Assessment Bonds (Parkland Golf and Country Club Assessment Area), Series 2005-A-1, 5.45% 2026	1,000	1,009
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B), Series 1999, 5.85% 2013 (preref. 2009)	625	655
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B), Series 1999, 5.90% 2019 (preref. 2009)	1,085	1,161
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B), Series 1999, 6.00% 2029 (preref. 2009)	1,100	1,180
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.50% 2010	700	714
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.80% 2026	1,000	1,027
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2004, 5.25% 2009	3,500	3,656
Orlando Utilities Commission, Water and Electric Rev. Ref. Bonds, Series 2001, 5.25% 2014	4,135	4,568
Palm Beach County, Health Facs. Auth. Retirement Community Rev. Bonds (Adult Communities Total Services, Inc. Obligated Group), Series 1996, 5.625% 2020	2,750	2,812
Palm Beach County, Public Improvement Rev. Ref. Bonds (Convention Center Project), Series 2004, FGIC insured, 5.00% 2030 (put 2011)	1,650	1,736
Parklands Lee Community Dev. Dist. (Bonita Springs), Special Assessment Bonds, Series 2005-B, 5.125% 2011	1,690	1,706
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010	3,650	3,678
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 2011	1,430	1,449
Pine Air Lakes Community Dev. Dist., Collier County, Special Assessment Rev. Bonds, Series 2002, 7.25% 2033	1,445	1,567
Polk County, Transportation Improvement Rev. Ref. Bonds, Series 2004, FSA insured, 5.00% 2025 (put 2010)	3,000	3,144
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2000-A, 6.95% 2031	2,595	2,766
Sarasota County Public Hospital Board, Hospital Rev. Ref. Bonds (Sarasota Memorial Hospital Project), Series 1998-B, MBIA insured, 5.25% 2014	1,000	1,090
South Broward Hospital Dist., Hospital Rev. and Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2006, MBIA insured, 5.00% 2020	7,450	7,990
South Broward Hospital Dist., Hospital Rev. and Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2006, MBIA insured, 5.00% 2021	4,895	5,237
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2002, 6.90% 2033	1,915	2,103
South Village Community Dev. Dist. (Clay County), Capital Improvement Rev. Bonds, Series 2005-A, 5.70% 2035	1,975	2,029
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2013	3,145	3,188
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special Assessment Rev. Bonds, Series 2000-A, 7.00% 2032	1,770	1,889
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special Assessment Rev. Bonds, Series 2000-B, 6.45% 2010	165	165
Tison’s Landing Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005-B, 5.00% 2011	6,800	6,831
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,500	1,512
Turnbull Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2005, 5.80% 2035	990	1,021
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-B, 5.25% 2016	2,000	2,050
University Place Community Dev. Dist. (Manatee County), Series 2001-A, 7.00% 2032	930	1,015
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2001-A, 6.95% 2033	3,835	4,146
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.25% 2034	2,250	2,416
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-A, 6.75% 2034	1,000	1,076
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-B, 5.95% 2012	720	722
Verandah East Community Dev. Dist. (Lee County), Capital Improvement Rev. Bonds, Series 2006, 5.40% 2037	2,000	2,042
Verano Center Community Dev. Dist. (City of Port St. Lucie), Special Assessment Bonds (Community Infrastructure Projects), Series 2006-A, 5.375% 2037	2,080	2,087
Verano Center Community Dev. Dist. (City of Port St. Lucie), Special Assessment Bonds (Dist. No. 1 Infrastructure Projects), Series 2006-B, 5.00% 2012	1,745	1,750
Volusia County Educational Facs. Auth., Educational Facs. Rev. and Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2005, RADIAN insured, 5.00% 2013	1,510	1,609
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-A, 6.95% 2031	475	515
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-B, 6.25% 2010	235	237
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.80% 2036	7,000	7,232
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 3), Series 2006, 5.50% 2037	1,500	1,519
		285,329

GEORGIA — 1.80%
City of Atlanta, Airport Facs. Rev. Ref. Bonds, Series 1994-A, AMBAC insured, 6.50% 2009	1,000	1,065
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2004-J, FSA insured, 5.00% 2034	26,955	28,024
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.75% 2014	3,000	3,326
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.90% 2024	10,000	11,126
City of Atlanta, Tax Allocation Bonds (Princeton Lakes Project), Series 2006, 5.50% 2031	1,735	1,762
City of Atlanta, Water and Wastewater Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2022	8,500	9,656
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, FSA insured, 5.00% 2012	6,000	6,429
Housing Auth. of the County of DeKalb, Multi-family Housing Rev. Ref. Bonds (Park at Briarcliff Apartments Project), Series 1998-A, 4.55% 2028 (put 2008)	5,985	6,042
G.O. Bonds, Series 2001-B, 5.25% 2016 (preref. 2011)	8,000	8,590
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University Foundation Property III, LLC Student Housing System Project), Series 2004, 5.00% 2014	2,000	2,080
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University Foundation Property III, LLC Student Housing System Project), Series 2004, 5.00% 2015	1,000	1,041
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University Foundation Property III, LLC Student Housing System Project), Series 2004, 5.625% 2030	5,000	5,356
Municipal Electric Auth., General Power Rev. Bonds, Series X, 6.50% 2012	1,215	1,314
Municipal Electric Auth., Project One Bond, Fourth Crossover Series, MBIA insured, 6.50% 2012	5,700	6,180
		91,991

HAWAII — 0.20%
G.O. Bonds of 1997, Series CN, FGIC insured, 5.25% 2013 (preref. 2007)	3,000	3,085
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B, 5.00% 2013	1,370	1,474
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B, 5.00% 2013 (escrowed to maturity)	630	681
City and County of Honolulu, G.O. Bonds, Series 2001-A, FSA insured, 5.375% 2012 (preref. 2011)	2,000	2,156
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2001, AMBAC insured, 5.50% 2015 (preref. 2011)	1,875	2,030
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2001, AMBAC insured, 5.50% 2016 (preref. 2011)	1,000	1,083
		10,509

ILLINOIS — 10.18%
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds (Forest City Project), Series 2005, 0%/5.90% 2027[3]	2,000	1,989
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2015	2,500	2,677
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2016	1,500	1,606
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2016	7,470	8,052
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2016	3,000	3,238
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2017	8,000	8,596
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds, Series 2006, RADIAN insured, 5.00% 2030	2,000	2,052
Central Lake County Joint Action Water Agcy., Water Rev. Ref. Bonds, Series 2003, AMBAC insured, 5.25% 2015	5,095	5,529
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2017	4,875	5,226
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2018	5,120	5,466
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2019	5,375	5,715
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2020	5,640	5,981
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC insured, 5.25% 2020	2,000	2,235
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2019	2,000	2,136
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2020	1,000	1,064
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2021	12,000	12,729
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, FGIC insured, 5.00% 2033	20,000	20,855
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 1993-A, MBIA insured, 5.00% 2012	1,500	1,593
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2004-A, MBIA insured, 5.00% 2031	10,430	10,829
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, FGIC insured, 5.25% 2015	1,500	1,646
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, MBIA insured, 5.25% 2016	3,000	3,308
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1997, AMBAC insured, 6.75% 2012	1,000	1,164
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2011	2,745	2,248
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2014	7,085	5,086
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2015	3,245	2,228
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1998-B, FGIC insured, 0% 2014	2,000	1,436
City of Chicago, Tax Increment Allocation Bonds (Central Loop Redev. Project), Capital Appreciation Bonds, Series 2000-A, AMBAC insured, 0% 2007	7,000	6,691
City of Chicago, Tax Increment Allocation Bonds (Central Loop Redev. Project), Capital Appreciation Bonds, Series 2000-A, AMBAC insured, 0% 2008	7,000	6,440
City of Chicago, Water Rev. Bonds, Series 1997, FGIC insured, 0% 2014	3,500	2,515
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, FSA insured, 5.00% 2019	10,455	11,166
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, FSA insured, 5.00% 2020	4,000	4,260
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Admin. Section 5307 Formula Funds), Series 2004-B, AMBAC insured, 5.00% 2011	2,000	2,116
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020	6,500	7,744
County of Cook, G.O. Capital Improvement Bonds, Series 1996, FGIC insured, 6.50% 2011	4,000	4,522
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds, Series 1994-D, FGIC insured, 7.75% 2019	4,500	5,871
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds, Series 2002-B, FGIC insured, 5.375% 2014	4,000	4,373
Village of Deerfield, Lake and Cook Counties, Educational Fac. Rev. Bonds (Chicagoland Jewish High School Project), Series 2006, 5.85% 2026	500	510
Village of Deerfield, Lake and Cook Counties, Educational Fac. Rev. Bonds (Chicagoland Jewish High School Project), Series 2006, 6.00% 2041	1,000	1,019
Dev. Fin. Auth., Rev. Bonds (Provena Health), Series 1998-A, MBIA insured, 5.50% 2010	5,423
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.50% 2016	7,165	7,810
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.50% 2017	2,885	3,137
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.45% 2036 (put 2014)	1,000	1,011
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.60% 2036 (put 2015)	6,000	6,115
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.75% 2036 (put 2016)	2,000	2,060
Educational Facs. Auth., Rev. Bonds (Loyola University of Chicago), Series 2003-A, 5.00% 2026	6,000	6,198
Educational Facs. Auth., Rev. Bonds (Northwestern University), Series 1997, 5.05% 2032 (put 2010)	4,675	4,890
Educational Facs. Auth., Rev. Bonds (Northwestern University), Series 2003, 5.00% 2017	3,255	3,459
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-1, 3.45% 2036 (put 2008)	4,200	4,178
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-2, 4.00% 2036 (put 2008)	3,235	3,249
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2012	1,000	1,066
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2024	1,000	1,049
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2034	5,500	5,703
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2018	3,000	3,177
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2023	1,500	1,583
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.00% 2022	1,250	1,353
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.25% 2030	7,000	7,615
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.25% 2034	4,145	4,201
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.625% 2017	3,860	4,307
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.00% 2025	1,000	1,035
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.125% 2038	16,500	17,105
Fin. Auth., Rev. Bonds (Landing at Plymouth Place Project), Series 2005-A, 6.00% 2037	3,900	4,050
Fin. Auth., Rev. Bonds (Resurrection Health Care), Series 2005-A, 3.75% 2015 (put 2009)	2,000	1,990
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2009	2,335	2,430
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2014	1,740	1,877
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.625% 2018	2,320	2,375
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2026	1,000	1,036
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2038	1,250	1,289
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2016	1,235	1,355
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2017	1,860	2,062
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2018	1,010	1,123
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2011	1,165	1,232
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2015	1,000	1,081
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2016	1,700	1,831
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 6.125% 2027	2,000	2,029
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2018	1,070	1,113
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	5,800	5,991
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.25% 2037	7,725	8,000
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.00% 2007	1,070	1,084
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2008	1,745	1,793
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2009	2,500	2,596
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2011	2,295	2,421
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2014	1,000	1,067
G.O. Bonds, Illinois FIRST, Series of May 2001, FSA insured, 5.50% 2016	2,000	2,246
G.O. Bonds, Series of January 2006, 5.00% 2016	3,000	3,260
G.O. Bonds, Series of January 2006, 5.00% 2020	10,000	10,696
G.O. Bonds, Series of June 2006-A, 5.00% 2016	6,935	7,550
G.O. Bonds, Series of March 2004-A, 5.00% 2034	10,870	11,272
G.O. Ref. Bonds, Series of June 2006, 5.00% 2018	9,330	10,177
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2007	700	708
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2008	810	828
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.50% 2009	840	855
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.625% 2010	1,310	1,339
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, 4.875% 2013	2,130	2,182
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, MBIA insured, 5.25% 2018	2,115	2,186
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.50% 2008	220	227
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016	1,765	1,823
Health Facs. Auth., Rev. Ref. Bonds (Lutheran General Health), Series 1993-C, 6.00% 2018	2,705	3,062
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.50% 2009 (preref. 2008)	1,090	1,119
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.625% 2010 (preref. 2008)	1,690	1,739
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2007 (escrowed to maturity)	920	933
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2008 (escrowed to maturity)	1,060	1,088
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, 4.875% 2013 (preref. 2008)	330	341
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, MBIA insured, 5.25% 2018 (preref. 2008)	385	401
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.125% 2011 (preref. 2010)	2,835	3,108
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.25% 2012 (preref. 2010)	4,425	4,871
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.50% 2008 (preref. 2007)	780	809
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016 (preref. 2007)	6,235	6,487
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.00% 2008	1,230	1,252
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028	580	598
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.25% 2012 (preref. 2009)	6,960	7,281
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028 (preref. 2009)	1,420	1,482
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2008	1,640	1,689
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2009	2,290	2,378
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2010	2,440	2,531
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.20% 2012	2,200	2,266
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2013	2,430	2,502
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018	5,050	5,174
Health Facs. Auth., Rev. Bonds (Children’s Memorial Hospital), Series 1999-A, AMBAC insured, 5.75% 2010 (preref. 2009)	1,835	1,962
Health Facs. Auth., Rev. Bonds (Children’s Memorial Hospital), Series 1999-A, AMBAC insured, 5.75% 2011 (preref. 2009)	1,690	1,807
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2001, 5.875% 2031	3,500	3,667
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2028	1,000	1,065
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group), Series 2001-A, FSA insured, 5.50% 2012	2,545	2,749
Health Facs. Auth., Rev. Bonds (Evangelical Hospitals Corp.), Series 1992-C, 6.25% 2022 (escrowed to maturity)	4,000	4,890
Health Facs. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series 1997-A, 5.25% 2018 (preref. 2007)	4,675	4,840
Health Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 1998-A, MBIA insured, 5.25% 2008	4,000	4,107
Health Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 1998-A, MBIA insured, 5.375% 2013	1,785	1,848
Health Facs. Auth., Rev. Bonds (Lutheran Senior Ministries Obligated Group — Lutheran Hillside Village Project), Series 2001-A, 7.375% 2031 (preref. 2011)	1,500	1,757
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 6.25% 2019 (preref. 2009)	4,500	4,897
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2000, 6.85% 2029 (preref. 2010)	2,500	2,831
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022	5,000	5,353
Health Facs. Auth., Rev. Bonds (Sherman Health Systems), Series 1997, AMBAC insured, 5.50% 2010	2,595	2,659
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A, 5.75% 2009	840	841
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A, 6.00% 2019	1,435	1,467
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2010	1,035	1,067
Housing Dev. Auth., Multi-family Housing Bonds, Series 1992-A, 7.00% 2010	760	761
Community Unit School Dist. No. 308, Kendall, Kane and Will Counties, G.O. School Bonds, Series 2002-B, FGIC insured, 5.25% 2015	2,775	2,997
Village of Lakemoor, McHenry and Lake Counties, Special Service Area Number 97-1, Special Tax Ref. Bonds, Series 2006, RADIAN insured, 4.55% 2016	1,255	1,293
Metropolitan Pier and Exposition Auth., Ref. Bonds (McCormick Place Expansion Project), Series 2002-B, MBIA insured, 5.25% 2011	2,000	2,139
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Capital Improvement Bonds, Limited Tax Series D of December 2002, 5.00% 2012	2,650	2,839
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Ref. Bonds, Unlimited Tax Series of May 2006, 5.00% 2023	7,000	7,435
Toll Highway Auth., Toll Highway Priority Rev. Bonds, Series 2005-A, FSA insured, 5.00% 2015	5,000	5,416
Township High School Dist. No. 205, Cook County (Thornton), G.O. Limited Capital Appreciation Bonds, Series 1998-D, FSA insured, 0% 2008	4,730	4,352
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2001-A, AMBAC insured, 5.50% 2021	2,670	3,066
Board of Trustees of the University of Illinois, Certs. of Part. (Utility Infrastructure Projects), Series 2001-A, AMBAC insured, 5.375% 2015 (preref. 2011)	3,530	3,810
Community Unit School Dist. No. 365-U, Will County (Valley View), G.O. Capital Appreciation School Bonds, Series 2002, FSA insured, 0% 2017	2,000	1,252
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, MBIA insured, 5.00% 2016	1,500	1,629
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, MBIA insured, 5.00% 2017	1,500	1,625
		520,341

INDIANA — 2.90%
Boone County Hospital Assn., Lease Rev. Bonds, Series 2001, FGIC insured, 5.00% 2010	1,255	1,310
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15), Series 1997-A, 5.75% 2011	4,000	4,153
Fin. Auth., State Revolving Fund Program Bonds, Series 2005-A, 5.25% 2017	1,500	1,671
City of Fort Wayne, Pollution Control Rev. Ref. Bonds (General Motors Corp. Project), Series 2002, 6.20% 2025	2,000	2,033
Fort Wayne Hospital Auth., Rev. Bonds (Parkview Health System, Inc. Project), Series 1998, MBIA insured, 5.25% 2008	1,895	1,958
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group), Series 2006-A, 5.00% 2036	3,500	3,583
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group), Series 2006-A, 5.00% 2039	19,000	19,434
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group), Series 2006-B, 5.00% 2017	1,295	1,372
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group), Series 2006-B, 5.00% 2018	1,425	1,505
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group), Series 2006-B, 5.00% 2023	6,500	6,730
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group), Series 2006-B, 5.00% 2033	5,000	5,142
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.25% 2016 (preref. 2009)	3,000	3,178
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group, Daughters of Charity National Health System), Series 1997-D, 5.00% 2026 (preref. 2007)	13,215	13,416
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.), Series 1996-A, 5.50% 2016 (preref. 2007)	2,750	2,828
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.), Series 1996-A, MBIA insured, 5.25% 2008 (preref. 2007)	1,700	1,747
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.), Series 1996-A, MBIA insured, 5.50% 2016 (preref. 2007)	4,000	4,114
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2005-A, AMBAC insured, 5.00% 2012	2,000	2,128
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2005-A, AMBAC insured, 5.00% 2014	3,520	3,787
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2005-A, AMBAC insured, 5.00% 2015	3,200	3,463
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2005-A, AMBAC insured, 5.00% 2019	4,195	4,472
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Holy Cross Health System Corp.), Series 1998, MBIA insured, 5.375% 2010	7,095	7,347
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Sisters of St. Francis Health Services, Inc. Project), Series 1997-A, MBIA insured, 5.00% 2008	1,000	1,029
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015	1,275	1,379
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2016	1,605	1,733
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.00% 2018	1,735	1,814
Trustees of Indiana University, Student Fee Bonds, Series O, FGIC insured, 5.375% 2016	4,690	5,237
Trustees of Ivy Tech State College, Student Fee Bonds, Series H, AMBAC insured, 5.00% 2014	1,000	1,071
Marion County, Convention and Recreational Facs. Auth., Excise Taxes Lease Rental Rev. Ref. Bonds, Series 2001-A, MBIA insured, 5.50% 2015	3,370	3,629
Trustees of Purdue University, Student Fee Bonds, Series R, 5.375% 2015	1,250	1,356
State Office Building Commission, Facs. Rev. Bonds (New Castle Correctional Fac.), Series 2002-A, FGIC insured, 5.25% 2012	2,590	2,799
State Office Building Commission, Facs. Rev. Bonds (New Castle Correctional Fac.), Series 2002-A, FGIC insured, 5.50% 2016 (preref. 2012)	5,650	6,199
State Office Building Commission, Rev. Bonds (Correctional Facs. Program), Series 1995-B, AMBAC insured, 6.25% 2012	8,490	9,359
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2013	2,000	2,186
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2014	2,000	2,191
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2015	4,000	4,386
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2015	2,250	2,467
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2019	1,245	1,294
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2026	4,590	4,740
		148,240

IOWA — 0.87%
City of Ames, Hospital Rev. Ref. Bonds (Mary Greeley Medical Center), Series 2003, AMBAC insured, 5.00% 2013	1,000	1,069
City of Coralville, Certs. of Part. (Coralville Marriott Hotel and Convention Center), Series 2006-D, 5.25% 2015	535	568
City of Coralville, Certs. of Part. (Coralville Marriott Hotel and Convention Center), Series 2006-D, 5.25% 2022	1,825	1,922
City of Coralville, Certs. of Part. (Coralville Marriott Hotel and Convention Center), Series 2006-D, 5.25% 2026	1,250	1,312
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.50% 2011 (preref. 2009)	1,420	1,508
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.60% 2012 (preref. 2009)	1,375	1,464
Fin. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2000-A, 6.00% 2018	4,395	4,762
Polk County, Rev. Bonds (Catholic Health Initiatives), Series 1997-A, 5.50% 2007	1,520	1,553
Polk County, Rev. Bonds (Catholic Health Initiatives), Series 1997-A, 5.125% 2011	1,500	1,532
Polk County, Rev. Bonds (Catholic Health Initiatives), Series 1997-A, 5.125% 2012	3,170	3,236
Fin. Auth., Rev. Ref. Bonds (Mercy Health Services Obligated Group), Series 1997-V, 5.00% 2010 (escrowed to maturity)	590	603
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B, AMBAC insured, 6.00% 2027	5,000	5,446
Fin. Auth., Single-family Mortgage Bonds, Series 1997-F, 5.55% 2016	680	694
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Waldorf College Project), 7.375% 2019	2,000	2,061
Higher Education Loan Auth., Rev. Anticipation Notes (Private Education Working Capital Loan Program), Series 2006-H, 5.875% 2007	500	505
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Wartburg College Project), Series 2005-B, 5.50% 2031	5,000	5,033
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Wartburg College Project), Series 2005-B, 5.55% 2037	3,500	3,529
Higher Education Loan Auth., Rev. Anticipation Notes (Private Education Working Capital Loan Program, Iowa Wesleyan College), Series 2006-E, 5.70% 2007	500	505
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2012 (preref. 2011)	1,500	1,627
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2013 (preref. 2011)	3,500	3,797
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014 (preref. 2011)	1,500	1,627
		44,353

KANSAS — 0.28%
City of Lawrence, Hospital Rev. Bonds (Lawrence Memorial Hospital), Series 2006, 5.125% 2026	1,000	1,051
City of Lawrence, Hospital Rev. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2018	890	955
City of Lawrence, Hospital Rev. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2020	530	566
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. — Southridge Project), Series 2002-C, 6.875% 2032	1,000	1,083
City of Salina, Hospital Ref. and Improvement Rev. Bonds (Salina Regional Health Center, Inc.), Series 2006, 4.625% 2031	3,825	3,814
City of Salina, Hospital Ref. and Improvement Rev. Bonds (Salina Regional Health Center, Inc.), Series 2006, 5.00% 2036	825	853
Unified Government of Wyandotte County/Kansas City, Tax-Exempt Sales Tax Special Obligation Rev. Ref. Bonds (Redev. Project Area B), Series 2005-B, 3.75% 2012	6,000	5,984
		14,306

KENTUCKY — 0.28%
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project), Series 1999, 5.70% 2009 (escrowed to maturity)	5,250	5,571
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.60% 2008	630	637
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.60% 2009	3,305	3,353
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.70% 2010	490	499
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.75% 2011	2,190	2,231
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.85% 2017	2,000	2,033
		14,324

LOUISIANA — 2.20%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2019	6,000	6,431
Health Education Auth., Rev. Bonds (Lambeth House Project), Series 1996, 9.00% 2026 (preref. 2006)	4,500	4,609
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 5.50% 2010	2,280	2,272
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.15% 2018	2,000	2,019
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.20% 2028	3,950	3,984
Jefferson Parish Hospital Services Dist. No. 1, Hospital Rev. Bonds (West Jefferson Medical Center), Series 1998-A, FSA insured, 5.25% 2011	2,070	2,154
Jefferson Parish Hospital Services Dist. No. 1, Hospital Rev. Bonds (West Jefferson Medical Center), Series 1998-A, FSA insured, 5.25% 2012	1,930	2,007
Jefferson Parish Hospital Services Dist. No. 2, Hospital Rev. Bonds (West Jefferson Medical Center), Series 1998-A, FSA insured, 5.25% 2011	2,000	2,093
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC insured, 6.30% 2030	11,500	13,146
Military Dept., Custodial Receipts, 5.00% 2021	10,435	10,827
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2001-A, 5.25% 2013	8,500	9,009
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 1998-A, FSA insured, 5.75% 2014	3,495	3,894
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 1998-A, FSA insured, 5.75% 2015	3,825	4,305
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 1998-A, FSA insured, 5.75% 2018	4,000	4,567
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2002-A, MBIA insured, 5.375% 2015	3,000	3,230
Public Facs. Auth., Rev. Ref. Bonds (Pennington Medical Foundation Project), Series 2006, 5.00% 2016	1,000	1,061
Public Facs. Auth., Rev. Ref. Bonds (Pennington Medical Foundation Project), Series 2006, 5.00% 2021	1,000	1,045
Public Facs. Auth., Rev. Ref. Bonds (Pennington Medical Foundation Project), Series 2006, 5.00% 2031	3,780	3,882
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	30,920	31,924
		112,459

MAINE — 0.11%
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.50% 2019 (preref. 2009)	2,850	3,073
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.55% 2029 (preref. 2009)	2,575	2,779
		5,852

MARYLAND — 0.74%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	1,440	1,459
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)	5,710	6,339
Anne Arundel County, Special Obligation Bonds (National Business Park Project), Series 2000, 7.375% 2028 (preref. 2010)	1,000	1,148
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2004, 5.00% 2015	7,485	8,143
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	2,180	2,567
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,000	3,112
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030	2,172	2,241
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. — Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019	2,400	2,430
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2013 (escrowed to maturity)	1,505	1,536
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2021 (escrowed to maturity)	1,225	1,259
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2011	1,000	1,046
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.375% 2024	3,225	3,414
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	2,000	2,222
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2002-A, RADIAN insured, 5.375% 2020	1,000	1,062
		37,978

MASSACHUSETTS — 2.30%
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.00% 2036	1,000	1,023
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2014	675	722
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013	3,500	3,886
G.O. Bonds, Consolidated Loan of 2001, Series D, MBIA insured, 5.50% 2012	2,000	2,199
G.O. Bonds, Consolidated Loan of 2004, Series B, 5.25% 2022	5,000	5,633
G.O. Bonds, Consolidated Loan of 2005, Series B, 5.00% 2015	10,000	10,862
G.O. Ref. Bonds, Series 2003-D, 5.50% 2016	7,000	7,884
G.O. Ref. Bonds, Series 2003-D, 5.50% 2017	5,000	5,676
G.O. Ref. Bonds, Series 2003-D, 5.50% 2018	5,000	5,700
G.O. Bonds, Consolidated Loan of 2003, Series A, 5.25% 2017 (preref. 2013)	5,000	5,415
Health and Educational Facs. Auth., Demand Rev. Bonds (Amherst College Issue), Series H, 3.58% 2033 (put 2007)	5,000	4,999
Health and Educational Facs. Auth., Rev. Bonds (Lahey Clinic Medical Center Issue), Series 2005-C, FGIC insured, 5.00% 2015	2,500	2,718
Health and Educational Facs. Auth., Rev. Bonds (Lahey Clinic Medical Center Issue), Series 2005-C, FGIC insured, 5.00% 2016	5,945	6,437
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue), Series K, 5.50% 2022	2,000	2,338
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series C, 6.00% 2015	1,335	1,469
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2014	1,085	1,160
Housing Fin. Agcy., Housing Bonds, Series 2003-A, 3.90% 2010	6,520	6,495
Housing Fin. Agcy., Housing Bonds, Series 2003-B-1, 4.50% 2014	1,000	1,014
Housing Fin. Agcy., Housing Bonds, Series 2003-D, 4.20% 2010	1,715	1,724
Massachusetts Bay Transportation Auth., General Transportation System Ref. Bonds, Series 1994-A, 7.00% 2007	4,885	4,966
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2003-C, 5.25% 2013	2,000	2,187
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-B, 4.00% 2012	10,005	10,190
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-C, 5.50% 2017	3,000	3,413
Massachusetts Bay Transportation Auth., General Transportation System Ref. Bonds, Series 1994-A, 7.00% 2007 (escrowed to maturity)	115	117
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 4), MBIA insured, 5.25% 2015	2,000	2,146
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6), Series A, MBIA insured, 5.00% 2010	1,000	1,048
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6), Series A, MBIA insured, 5.25% 2015	5,000	5,380
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2017	3,550	3,976
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2018	5,045	5,674
Water Pollution Abatement Trust, Pool Program Bonds, Series 11, 5.25% 2018	1,000	1,125
		117,576

MICHIGAN — 2.60%
Certs. of Part. (New Center Dev. Inc.), Series 2004-A, MBIA insured, 5.00% 2031 (put 2011)	9,000	9,470
Econ. Dev. Corp. of the Township of Cornell, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Escanaba Paper Co. Project), Series 2002, 5.875% 2018 (preref. 2012)	4,500	5,008
City of Detroit, G.O. Ref. Bonds (Unlimited Tax), Series 2004-B-1, AMBAC insured, 5.25% 2016	2,000	2,169
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 1998-C, FGIC insured, 5.25% 2025	1,955	2,184
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2005-A, FSA insured, 5.00% 2016	19,000	20,473
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2028	500	497
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2018	1,735	1,844
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2020	2,215	2,335
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2021	2,165	2,284
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2038	10,000	10,293
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A, 5.00% 2013	1,000	981
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A, 5.00% 2014	1,525	1,493
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit), Series 1995, 6.00% 2008	865	879
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit), Series 1995, 6.625% 2016	2,010	2,044
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series 1999-A, 5.70% 2011 (preref. 2009)	2,985	3,200
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series 1999-A, 5.80% 2012 (preref. 2009)	1,075	1,156
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2014 (preref. 2013)	2,440	2,680
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2015 (preref. 2013)	5,000	5,491
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2016 (preref. 2013)	2,500	2,745
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 5.00% 2008	1,215	1,225
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 5.30% 2013	2,400	2,439
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2003, 5.50% 2016	7,475	8,104
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 6.00% 2014	1,000	1,000
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2010	1,000	1,048
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2011	1,285	1,355
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023	1,000	1,055
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-3, 5.30% 2033 (put 2006)	2,000	2,007
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-4, 5.375% 2033 (put 2007)	3,000	3,058
Hospital Fin. Auth., Rev. Bonds (McLaren Health Care), Series 2005-C, 5.00% 2020	4,580	4,803
Kent Hospital Fin. Auth., Rev. and Ref. Bonds (Spectrum Health), Series 2005-B, 5.00% 2011	2,000	2,107
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-A, 5.50% 2014 (preref. 2011)	1,000	1,090
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-B, 5.50% 2017 (preref. 2011)	1,100	1,199
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.50% 2019	1,405	1,485
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.50% 2035	1,500	1,562
Municipal Bond Auth., Public School Academy Facs. Program Rev. Bonds (YMCA Service Learning Academy Project), Series 2001, 7.75% 2031	4,150	4,529
Municipal Bond Auth., State Revolving Fund and Clean Water Revolving Fund Rev. Bonds, Series 2001, 5.25% 2016	3,000	3,210
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, MBIA insured, 5.25% 2018	2,000	2,221
South Central Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, AMBAC insured, 5.00% 2009	2,000	2,086
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2001-I, 5.50% 2016	3,000	3,245
State Trunk Line Fund Bonds, Series 2001-A, 5.50% 2015 (preref. 2011)	4,000	4,336
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project), Series 1995-CC, AMBAC insured, 4.85% 2030 (put 2011)	2,500	2,607
		132,997

MINNESOTA — 0.16%
Higher Education Facs. Auth., Rev. Bonds (St. John’s University), Series Six-G, 4.25% 2017	1,750	1,773
Higher Education Facs. Auth., Rev. Bonds (St. John’s University), Series Six-G, 4.50% 2022	1,000	1,011
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1994-E, 5.60% 2013	1,180	1,186
Minneapolis/St. Paul Housing Fin. Board, Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program — City Living Home Programs), Series 2006-A-3, GNMA/FNMA insured, 5.70% 2027	3,800	4,093
		8,063

MISSISSIPPI — 0.71%
Dev. Bank, Special Obligation Bonds (Capital Projects and Equipment Acquisition Program), Series 2001-A, AMBAC insured, 5.00% 2031	7,500	8,039
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2006-A, XLCA insured, 5.00% 2020	1,000	1,064
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2006-A, XLCA insured, 5.00% 2021	1,225	1,300
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2006-A, XLCA insured, 5.00% 2026	5,565	5,855
G.O. Ref. Bonds, Series 2003-A, 5.25% 2013	2,000	2,182
G.O. Ref. Bonds, Series 2003-A, 5.25% 2014	4,000	4,390
G.O. Ref. Bonds, Series 2003-A, 5.25% 2015	3,000	3,312
G.O. Ref. Bonds, Series 2003-A, 5.25% 2017	8,000	8,960
Hospital Equipment and Facs. Auth., Rev. Bonds (Forrest County General Hospital Project), Series 2000, FSA insured, 5.50% 2027	1,000	1,056
		36,158

MISSOURI — 0.22%
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 4.50% 2021	1,000	1,015
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 5.00% 2014	1,260	1,320
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.00% 2011	1,000	1,046
Joint Municipal Electric Utility Commission, Power Project Rev. Bonds (Plum Point Project), Series 2006, MBIA insured, 5.00% 2020	1,620	1,739
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	5,500	6,066
		11,186

NEBRASKA — 0.14%
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.00% 2017	400	398
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.10% 2018	415	414
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.15% 2019	435	433
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.15% 2020	450	447
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.35% 2025	250	248
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.50% 2030	275	272
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-A, 8.00% 2012	71	55
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-B, 0% 2012	871	41
Board of Regents of the University of Nebraska, Rev. and Ref. Bonds (University of Nebraska-Lincoln Parking Project), Series 2005, 4.50% 2015	1,000	1,044
Board of Regents of the University of Nebraska, Rev. and Ref. Bonds (University of Nebraska-Lincoln Parking Project), Series 2005, 4.50% 2020	3,575	3,656
		7,008

NEVADA — 2.60%
Clark County, Airport System Rev. Bonds, Series 2004-A-2, FGIC insured, 5.00% 2036	10,000	10,356
Clark County, G.O. (Limited Tax) Bond Banks Bonds, Series 2001, FGIC insured, 5.50% 2016	3,000	3,245
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds, Series 1999, 7.50% 2019 (preref. 2009)	15,160	17,045
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds, Series 2006-B, 5.30% 2029	3,790	3,846
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds, Series 2001-A, 6.30% 2021	995	1,033
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds, Series 2001-B, 6.75% 2021	1,625	1,689
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.60% 2013	1,740	1,802
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.75% 2014	2,315	2,399
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 6.375% 2023	5,370	5,574
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Ref. Bonds, Series 2005-A, 5.00% 2015	9,695	10,501
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.375% 2026	5,405	5,534
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020	185	203
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.375% 2026 (preref. 2008)	1,595	1,650
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020 (preref. 2010)	1,295	1,447
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community), Limited Obligation Improvement Bonds, 5.10% 2012	1,540	1,592
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community), Limited Obligation Improvement Bonds, 5.55% 2017	3,510	3,639
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community), Limited Obligation Improvement Bonds, 5.80% 2023	5,660	5,875
City of Henderson, Local Improvement Dist. No. T-16 (The Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, 4.80% 2014	1,820	1,830
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2018	375	382
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2025	4,200	4,235
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.25% 2026	2,500	2,544
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	6,200	6,278
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds, Series 1999-A, 5.65% 2009	1,445	1,491
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds, Series 1999-A, 5.75% 2013	3,865	3,990
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds, Series 1999-A, 5.90% 2018	2,900	2,994
Housing Division, Single-family Mortgage Bonds, Series 1999-A-1, 4.75% 2012	160	160
City of Las Vegas, G.O. (Limited Tax) Sewer and Flood Control Bonds, Series 2001, FGIC insured, 5.375% 2015 (preref. 2011)	2,855	3,065
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 5.00% 2014	3,920	4,059
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.60% 2014	1,650	1,705
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.625% 2015	2,510	2,593
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 6.25% 2024	2,250	2,328
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds, Series 2001, 6.00% 2010	980	1,013
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds, Series 2001, 6.375% 2014	2,045	2,117
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds, Series 2001, 6.75% 2021	4,420	4,579
Las Vegas Monorail Project, Rev. Capital Appreciation Bonds, 1st Tier, Series 2000, AMBAC insured, 0% 2010	3,545	3,123
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Ref. Bonds, Series 2006-B, 5.10% 2022	1,120	1,137
Reno-Sparks Indian Colony, Governmental Bonds, Series 2006, 4.00% 2008	200	201
Reno-Sparks Indian Colony, Governmental Bonds, Series 2006, 5.00% 2021	1,330	1,390
Reno-Sparks Indian Colony, Governmental Bonds, Series 2006, 5.00% 2024	1,060	1,101
Truckee Meadows Water Auth., Water Rev. Bonds, Series 2001-A, FSA insured, 5.50% 2016	3,105	3,350
		133,095

NEW HAMPSHIRE — 0.02%
Health and Education Facs. Auth., Rev. Bonds (Exeter Hospital Obligated Group Issue), Series 2001-A, 5.75% 2031	1,000	1,066

NEW JERSEY — 4.50%
Certs. of Part., Series 2004-A, 5.00% 2010	6,500	6,769
Certs. of Part., Series 2004-A, 5.00% 2012	5,000	5,284
Certs. of Part., Series 2004-A, 5.00% 2013	9,625	10,231
Certs. of Part., Series 2004-A, 5.00% 2015	8,000	8,511
Certs. of Part., Series 2004-A, AMBAC insured, 5.00% 2017	5,000	5,310
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2014	2,000	2,179
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015	10,250	11,249
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.50% 2016	9,500	10,560
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project), Series 1998-A, 6.375% 2018 (preref. 2014)	1,000	1,174
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project), Series 1998-A, 6.375% 2031 (preref. 2014)	6,500	7,630
Econ. Dev. Auth., First Mortgage Rev. Bonds (Winchester Gardens at Ward Homestead Project), Series 1996-A, 8.50% 2016 (preref. 2006)	4,000	4,112
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2018	2,295	2,344
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2025	3,000	3,046
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.), Series 2001-A, 7.25% 2031	9,000	9,792
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.), Series 2001-B, 5.50% 2006	2,000	2,001
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.), Series 2000-A, 8.25% 2030	6,000	6,711
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2004-G, 4.00% 2010	1,000	1,012
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-O, 5.00% 2017	2,000	2,145
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-O, 5.00% 2018	2,000	2,137
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-P, 5.25% 2018	1,500	1,637
Gloucester County Improvement Auth., Solid Waste Resource Recovery Rev. Ref. Bonds (Waste Management, Inc. Project), Series 1999-A, 6.85% 2029 (put 2009)	1,585	1,708
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare’s Hospital, Inc. Issue, Series 2004-A, RADIAN insured, 5.25% 2016	4,740	5,113
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare’s Hospital, Inc. Issue, Series 2004-B, MBIA insured, 5.25% 2015	2,150	2,354
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 4.375% 2019	645	646
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024	3,400	3,640
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2013	11,000	11,968
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2016	10,000	10,771
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2018	7,750	8,295
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2021	5,000	5,304
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2019	9,000	10,018
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2021	10,000	11,181
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2022	20,000	22,395
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, AMBAC insured, 5.25% 2023	8,000	9,072
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, FGIC insured, 5.25% 2015	7,400	8,200
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-D, 5.00% 2020	4,000	4,228
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-A, 5.25% 2020	10,000	11,159
		229,886

NEW MEXICO — 0.34%
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Assn., Inc. Project), Series 2005, AMBAC insured, 5.00% 2014	4,785	5,142
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Assn., Inc. Project), Series 2005, AMBAC insured, 5.00% 2015	5,025	5,424
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Assn., Inc. Project), Series 2005, AMBAC insured, 5.00% 2017	1,000	1,071
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 3.50% 2010	550	544
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 5.00% 2020	5,000	5,292
		17,473

NEW YORK — 8.31%
Castle Rest Residential Health Care Fac., Mortgage Rev. Bonds, Series 1997-A, FHA insured, 5.60% 2017	1,700	1,744
Dormitory Auth., Center for Nursing/Rehabilitation, Inc. Rev. Bonds, FHA insured, 5.45% 2017	1,745	1,825
Dormitory Auth., City University System Consolidated Third General Resolution Rev. Bonds, Series 1998-2, AMBAC insured, 5.50% 2008	2,000	2,065
Dormitory Auth., Edgar Health Care Center (Nursing Home) Rev. Bonds, FHA insured, 4.90% 2013	1,875	1,893
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue), Series 2003, XLCA insured, 5.25% 2032 (put 2013)	3,000	3,251
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-A, 7.50% 2013	3,500	4,243
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B, 7.50% 2011	760	846
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1997, 6.00% 2007	3,000	3,048
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue), Series 2002-B, 5.25% 2023 (put 2012)	44,845	48,003
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue), Series 2002-B, 6.00% 2029 (put 2012)	10,000	11,079
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-A, 6.00% 2007	1,745	1,783
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 5.60% 2008	1,295	1,332
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 6.00% 2007	2,485	2,539
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010	20	21
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010	20	21
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.375% 2009	1,270	1,321
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-C, 5.00% 2010	1,760	1,826
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-A, 6.00% 2007 (preref. 2007)	5	5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 5.60% 2008 (preref. 2007)	5	5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 6.00% 2007 (preref. 2007)	15	15
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)	5	5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)	1,470	1,529
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)	5	5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)	1,505	1,565
Dormitory Auth., Rev. Bonds (Kaleida Health), Series 2006, FHA insured, 4.60% 2027	15,300	15,300
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2013	2,710	2,889
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2014	3,275	3,505
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2015	1,495	1,607
Dormitory Auth., Secured Hospital Rev. Bonds (Interfaith Medical Center), Series 1998-D, 5.25% 2007	2,000	2,014
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Bronx-Lebanon Hospital Center), Series 1998-E, MBIA insured, 5.20% 2014	8,520	8,822
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Brookdale Hospital), Series 1998-J, 5.125% 2009	2,500	2,586
Dormitory Auth., St. Luke’s-Roosevelt Hospital Center, Mortgage Hospital Rev. Bonds, Series 2000-A, FHA insured, 5.75% 2021	5,000	5,186
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2004-A, 5.00% 2011	2,580	2,721
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B, 7.50% 2011 (preref. 2010)	560	625
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Bonds, Series 2002-I, 5.25% 2016	2,295	2,488
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Second Resolution Bonds (New York City Municipal Water Fin. Auth. Projects), Series 2002-K, 5.50% 2017	5,000	5,721
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured, 5.50% 2015	2,000	2,176
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured, 5.50% 2016	2,605	2,832
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2006	3,000	3,010
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2007	2,000	2,034
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.20% 2010	1,750	1,805
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2012	8,615	9,297
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2013	1,500	1,625
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2014	4,500	4,905
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2021	1,000	1,084
Long Island Power Auth., Electric System General Rev. Bonds, Series 2006-B, 5.00% 2035	2,000	2,085
Long Island Power Auth., Electric System General Rev. Bonds, Series 2006-C, 5.00% 2035	2,500	2,609
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2014 (preref. 2013)	2,400	2,676
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.125% 2024	8,000	8,511
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.00% 2016	1,000	1,086
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.25% 2014	1,000	1,097
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.25% 2011	6,260	6,681
City of New York, G.O. Bonds, Fiscal 2001 Series H, 5.25% 2016	3,510	3,734
City of New York, G.O. Bonds, Fiscal 2002 Series B, 5.50% 2012	7,810	8,431
City of New York, G.O. Bonds, Fiscal 2002 Series C, 5.25% 2021	6,720	7,094
City of New York, G.O. Bonds, Fiscal 2002 Series G, 5.625% 2013	5,000	5,464
City of New York, G.O. Bonds, Fiscal 2002 Series G, XLCA insured, 5.50% 2012	1,000	1,096
City of New York, G.O. Bonds, Fiscal 2004 Series G, 5.00% 2014	2,500	2,688
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012	4,000	4,154
City of New York, G.O. Bonds, Fiscal 2004 Series I, 5.00% 2015	2,500	2,677
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2010	2,500	2,618
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2015	2,000	2,142
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2016	5,000	5,332
City of New York, G.O. Bonds, Fiscal 2005 Series J, 5.00% 2020	10,000	10,563
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2013	2,020	2,158
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2020	2,500	2,646
City of New York, G.O. Bonds, Fiscal 2006 Series J, Subseries J-1, 5.00% 2021	5,000	5,298
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.25% 2015	35,000	37,243
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.50% 2035	8,500	9,088
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-A, 5.00% 2027 (preref. 2007)	1,440	1,475
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018 (preref. 2008)	440	455
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018 (preref. 2008)	705	729
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-B, 4.50% 2027	5,000	5,023
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018	420	432
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2001-C, 5.375% 2015	2,000	2,147
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50%/14.00% 2026[3]	20,300	21,917
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-B, 5.25%/10.00% 2029[3]	9,600	10,194
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018 (preref. 2008)	435	450
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2002, 5.50% 2015	13,250	14,427
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.50% 2015 (preref. 2012)	5,000	5,477
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.50% 2016 (preref. 2012)	7,000	7,668
(Peconic Landing at Southold, Inc. Project), Series 2000-A, 8.00% 2030	2,000	2,218
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Ref. Bonds (Jefferson’s Ferry Project), Series 2006, 5.00% 2028	2,000	2,052
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2005-B, AMBAC insured, 5.50% 2020	3,000	3,473
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B-1, 5.00% 2010	3,000	3,136
Triborough Bridge and Tunnel Auth., General Purpose and Rev. Bonds, Series Y, 6.00% 2012	1,000	1,088
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.00% 2010	3,500	3,692
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2015	3,000	3,330
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2016	4,100	4,435
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.), Series 2002-A, 5.00% 2017 (put 2011)	9,000	9,440
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.), Series 2002-A, 5.50% 2017 (put 2011)	10,000	10,662
Urban Dev. Corp., Correctional Capital Facs. Rev. Bonds, Series 7, 5.25% 2009 (preref. 2007)	1,375	1,410
		424,702

NORTH CAROLINA — 1.99%
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2015	1,260	1,366
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2016	1,220	1,317
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2017	1,390	1,496
County of Catawba, Hospital Rev. Ref. Bonds (Catawba Memorial Hospital Project), Series 1999, AMBAC insured, 4.60% 2010	1,000	1,039
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2022	2,815	3,270
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,990	2,351
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.125% 2009	2,000	2,101
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.00% 2008	10,720	11,169
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.25% 2007	5,425	5,486
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, MBIA insured, 6.00% 2026	2,500	3,071
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.55% 2014	4,450	4,685
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.60% 2015	2,500	2,635
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.65% 2016	2,000	2,111
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.70% 2017	4,775	5,049
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-D, 6.75% 2026	3,500	3,815
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2011	1,000	1,062
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2012	2,500	2,684
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.25% 2013	2,000	2,135
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2016	2,500	2,662
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2017	5,250	5,579
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.375% 2010	1,000	1,047
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014	2,750	2,992
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014	2,000	2,176
G.O. Bonds, Certs. of Part. (Repair and Renovation Project), Series 2004-B, 5.00% 2014	5,000	5,367
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-A, MBIA insured, 6.00% 2008	3,935	4,059
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.625% 2010	1,475	1,601
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, AMBAC insured, 5.25% 2015	2,000	2,161
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, FSA insured, 5.25% 2016	3,000	3,241
County of New Hanover, Hospital Rev. Bonds (New Hanover Regional Medical Center Project), Series 1999, MBIA insured, 5.25% 2011	1,995	2,102
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project), Series 2006, MBIA insured, 5.00% 2023	1,125	1,189
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project), Series 2006, MBIA insured, 5.00% 2024	1,155	1,220
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project), Series 2006, MBIA insured, 5.00% 2024	1,185	1,252
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project), Series 2006, MBIA insured, 5.125% 2021	500	537
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project), Series 2006, MBIA insured, 5.125% 2022	1,040	1,114
University of North Carolina at Chapel Hill, General Rev. and Rev. Ref. Bonds, Series 2005-A, 4.25% 2019	3,265	3,321
City of Wilmington, Certs. of Part., Series 2005-A, AMBAC insured, 5.00% 2014	1,900	2,047
City of Wilmington, Certs. of Part., Series 2005-A, AMBAC insured, 5.00% 2015	1,155	1,251
		101,760

OHIO — 1.31%
Building Auth., State Facs. Ref. Bonds (Adult Correctional Building Fund Projects), Series 2004-C, MBIA insured, 5.25% 2017	10,000	11,157
County of Franklin, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2005-A, 5.00% 2015	1,710	1,842
General Receipts Bonds, Series 2005-A, 4.25% 2020	1,000	1,005
Higher Education G.O. Bonds, Series 2001-B, 4.25% 2008	6,380	6,473
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.50% 2037 (put 2011)	1,000	1,020
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.85% 2037 (put 2014)	2,000	2,092
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 5.05% 2037 (put 2016)	2,300	2,446
Higher Educational Fac., Rev. Bonds (College of Wooster 2005 Project), 5.00% 2015	1,070	1,152
Higher Educational Fac., Rev. Bonds (College of Wooster 2005 Project), 5.00% 2020	1,655	1,746
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.875% 2011	545	549
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.875% 2012	620	623
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.90% 2014	670	668
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 4.00% 2015	695	695
County of Knox, Hospital Facs. Rev. Ref. Bonds (Knox Community Hospital), Series 1998, RADIAN insured, 4.60% 2007	2,175	2,190
County of Lorain, Health Care Facs. Rev. Ref. Bonds (Kendal at Oberlin), Series 1998-A, 5.25% 2021	2,000	2,011
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2013	1,000	1,084
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2016	2,665	2,868
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group), Series 2005-B, AMBAC insured, 5.00% 2015	2,950	3,196
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group), Series 2005-B, AMBAC insured, 5.00% 2016	3,880	4,188
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group), Series 2005-B, AMBAC insured, 5.00% 2020	8,510	9,035
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center), Series 2006, 5.25% 2021	1,660	1,760
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center), Series 2006, 5.25% 2026	1,000	1,060
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group), Series 1999, 6.75% 2022 (preref. 2010)	1,000	1,111
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group), Series 2000-B, 6.375% 2022	415	453
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group), Series 2000-B, 6.375% 2030	665	721
County of Richland, Hospital Facs. Rev. Ref. Bonds (MedCentral Health System Obligated Group), Series 2006, 5.125% 2021	1,000	1,060
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group), Series 2000-B, 6.375% 2022 (preref. 2010)	835	929
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group), Series 2000-B, 6.375% 2030 (preref. 2010)	1,335	1,485
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds (Water Quality), Series 2002, 5.25% 2015 (preref. 2012)	2,000	2,166
		66,785

OKLAHOMA — 0.33%
Comanche County Hospital Auth. (Lawton), Hospital Rev. Ref. Bonds, Series 2005, RADIAN insured, 5.25% 2015	1,000	1,089
Health System Rev. Bonds (Baptist Medicine Center of Oklahoma), Series 1995-C, AMBAC insured, 6.375% 2009 (escrowed to maturity)	2,500	2,531
Industries Auth., Health System Rev. Ref. Bonds (Obligated Group consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 1995-D, AMBAC insured, 6.00% 2009	2,500	2,658
Langston Econ. Dev. Auth., Rev. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project), Series 2006-A, ACA insured, 4.75% 2021	2,450	2,481
Langston Econ. Dev. Auth., Rev. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project), Series 2006-A, ACA insured, 4.75% 2023	2,035	2,053
Tulsa Industrial Auth., Hospital Rev. Ref. Bonds (St. John Medical Center Project), Series 1996, 5.375% 2017	3,000	3,033
Tulsa Industrial Auth., Student Housing Rev. Bonds (University of Tulsa), Series 2006, 5.00% 2037	3,000	3,065
		16, 910

OREGON — 0.10%
Facs. Auth., Rev. Bonds (Linfield College Project), Series 2005-A, 5.00% 2020	3,830	3,984
Facs. Auth., Rev. Bonds (Linfield College Project), Series 2005-A, 5.00% 2025	1,000	1,033
		5,017

PENNSYLVANIA — 2.17%
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (Catholic Health East Issue), Series 1998-A, AMBAC insured, 5.00% 2010	2,705	2,827
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (Catholic Health East Issue), Series 1998-A, AMBAC insured, 5.50% 2008	1,000	1,039
Delaware County Auth., Rev. Bonds (Catholic Health Systems), Series A, AMBAC insured, 5.00% 2010	2,465	2,577
Allegheny County Hospital Dev. Auth., UPMC Health System Rev. Ref. Bonds, Series 1999-B, AMBAC insured, 5.25% 2008	5,160	5,346
Allegheny County, Certs. of Part. (ACJCT Fac. Holdings LP), AMBAC insured, 5.00% 2019	2,150	2,242
Port Auth. of Allegheny County, Special Rev. Ref. Transportation Bonds, Series 2001, FGIC insured, 5.50% 2015	1,000	1,082
Redev. Auth. of Allegheny County, Redev. Bonds (Pittsburgh Mills Project), Series 2004, 5.60% 2023	1,750	1,827
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.), Series 2005-A, 6.25% 2035	1,000	1,065
Chester County, Health and Education Facs. Auth., Health System Rev. Bonds (Jefferson Health System), Series 1997-B, 5.375% 2027	4,150	4,274
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds (Jefferson Health System), Series 1997-A, 5.00% 2009	1,000	1,028
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds (Jefferson Health System), Series 1997-A, 5.00% 2010	1,000	1,028
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds (Jefferson Health System), Series 1997-A, 5.50% 2008	2,000	2,057
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds (Jefferson Health System), Series 1999-A, 5.00% 2018	1,475	1,517
Erie County Industrial Dev. Auth., Environmental Improvement Rev. Ref. Bonds (International Paper Co. Projects), Series 2002-A, 4.90% 2009	2,200	2,252
Harrisburg Auth., Dauphin County, Recovery Fac. Rev. Bonds, Series D, Subseries D-2, FSA insured, 5.00% 2033 (put 2013)	10,500	11,194
Higher Educational Facs. Auth., Rev. Bonds (UPMC Health System), Series 1999-A, FSA insured, 5.00% 2009	2,000	2,076
Higher Educational Facs. Auth., Trustees of the University of Pennsylvania Rev. Bonds, Series 2005-C, 4.50% 2030	3,500	3,503
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group), Series 1998, ACA-CBI insured, 5.70% 2009	1,225	1,262
McKean County Hospital Auth., Hospital Rev. Bonds (Bradford Hospital Project), Series 2005, ACA insured, 5.00% 2016	3,125	3,256
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds (Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.00% 2021	2,500	2,649
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1998, 5.25% 2028	17,500	17,854
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds (Adult Communities Total Services, Inc. Obligated Group), Series 1996-B, 5.625% 2012	2,000	2,049
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds (Adult Communities Total Services, Inc. Obligated Group), Series 1996-B, 5.75% 2017	2,000	2,048
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds (Adult Communities Total Services, Inc. Obligated Group), Series 1996-A, 5.875% 2022	2,890	2,955
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Hospital), Series 1993-A, 6.50% 2008	6,740	6,933
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Hospital), Series 1997, 5.70% 2009	1,000	1,024
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.50% 2010	2,815	2,870
School Dist. of Philadelphia, G.O. Ref. Bonds, Series 2005-A, AMBAC insured, 5.00% 2019	7,500	8,005
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds (Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.25% 2013	2,500	2,543
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds (Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.75% 2026	2,800	2,898
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian SeniorCare Obligated Group), Series 2000-B, 8.125% 2030 (preref. 2010)	6,500	7,575
		110,855

PUERTO RICO — 0.57%
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)	840	880
Government Dev. Bank for Puerto Rico, Series 2006-B, 5.00% 2014	1,000	1,064
Government Dev. Bank for Puerto Rico, Series 2006-B, 5.00% 2015	3,000	3,205
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	7,500	8,111
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	10,000	10,751
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, AMBAC insured, 5.25% 2030 (put 2012)	1,000	1,073
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	1,700	1,824
Public Improvement G.O. Ref. Bonds, Series 2003-C, 5.00% 2018 (put 2008)	2,000	2,035
		28,943

RHODE ISLAND — 0.88%
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	1,210	1,441
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	2,715	3,233
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, MBIA insured, 5.75% 2012	4,850	5,391
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2002, 6.375% 2021	210	231
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2006-A, 5.00% 2012	1,400	1,475
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2006-A, FSA insured, 5.00% 2016	9,030	9,809
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2006-A, FSA insured, 5.00% 2017	7,145	7,725
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2006-A, FSA insured, 5.00% 2018	7,360	7,923
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2006-A, FSA insured, 5.00% 2026	$ 3,000	$ 3,152
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2002, 6.375% 2021 (preref. 2012)	1,290	1,474
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2015	1,250	1,339
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2016	1,750	1,876
		45,069

SOUTH CAROLINA — 2.23%
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville County, South Carolina Project), Series 2005, 5.50% 2016	13,450	15,068
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2015	5,000	5,410
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2023	4,845	5,113
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds (Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2019	2,145	2,312
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds (Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2020	7,500	8,065
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds (Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2021	9,535	10,231
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds (Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2022	5,000	5,353
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds (Charleston County School Dist., South Carolina Project), Series 2006, 5.00% 2031	5,000	5,214
Florence County, Hospital Rev. Bonds (McLeod Regional Medical Center Project), Series 1998-A, MBIA insured, 5.25% 2010	2,785	2,924
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper Co. Projects), Series 1999-A, 5.125% 2012	3,000	3,128
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance), Series 2003-C, 6.375% 2034	320	360
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial Hospital), Series 1998, 5.75% 2010	2,000	2,119
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance), Series 2003-C, 6.375% 2034 (preref. 2013)	2,680	3,097
Kershaw County Public Schools Foundation, Installment Purchase Rev. Bonds (Kershaw County School Dist., South Carolina Project), Series 2006, CIFG insured, 5.00% 2021	2,500	2,658
Kershaw County Public Schools Foundation, Installment Purchase Rev. Bonds (Kershaw County School Dist., South Carolina Project), Series 2006, CIFG insured, 5.00% 2022	2,500	2,651
Lancaster County, Sun City Carolina Lakes Improvement Dist., Assessment Rev. Bonds, Series 2006, 5.45% 2037	1,700	1,724
Lexington County Health Services Dist. Inc., Hospital Rev. Ref. and Improvement Bonds, Series 1997, FSA insured, 5.00% 2009	1,000	1,042
Lexington County Health Services Dist. Inc., Hospital Rev. Ref. and Improvement Bonds, Series 1997, FSA insured, 5.50% 2007	2,000	2,044
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds (Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2014	500	536
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds (Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2015	500	538
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds (Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2016	1,000	1,078
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds (Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2018	1,000	1,068
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1991, FGIC insured, 6.25% 2021	4,640	5,642
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015	8,420	8,623
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022	17,290	18,306
		114,304

SOUTH DAKOTA — 0.28%
Building Auth., Rev. Capital Appreciation Bonds, Series 1996-A, AMBAC insured, 0% 2014	3,780	2,714
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue), Series 1999, MBIA insured, 5.00% 2007	2,045	2,072
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue), Series 1999, MBIA insured, 5.00% 2009	4,010	4,108
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue), Series 1999, MBIA insured, 5.00% 2010	4,175	4,277
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2002-F, 4.30% 2014	1,030	1,046
		14,217

TENNESSEE — 3.16%
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2016	4,335	4,651
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2018	6,500	7,004
Health, Educational and Housing Facs. Board of the County of Knox, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Healthcare Partners), Series 2001-A, 4.70% 2013	1,150	1,190
Knox County Health, Educational and Housing Facs. Board, Fort Sanders Alliance Obligated Group Hospital Rev. Bonds, Series 1990-A, MBIA insured, 6.25% 2013	2,000	2,268
Industrial Dev. Board of Maury County, Multi-Modal Interchangeable Rate Pollution Control Rev. Ref. Bonds (Saturn Corp. Project), Series 1994, 6.50% 2024	2,000	2,020
City of Memphis, Electric System Rev. Bonds, Series 2003-A, 5.00% 2006	5,000	5,017
City of Memphis, Electric System Rev. Bonds, Series 2003-A, MBIA insured, 5.00% 2012	1,500	1,609
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2001, 5.00% 2009	1,500	1,540
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2002, 5.05% 2012	10,900	11,445
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare), Series 2002, 6.00% 2020 (preref. 2012)	3,550	3,995
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare), Series 2002, 6.00% 2020 (preref. 2012)	5,950	6,697
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care), Series 2004-A, 5.00% 2020 (put 2008)	14,000	14,312
Shelby County, G.O. Ref. Capital Appreciation Bonds, Series 1996-B, 0% 2011	3,750	3,074
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	1,255	1,421
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	745	844
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2002, 6.25% 2032 (preref. 2012)	6,000	6,795
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2002, 6.75% 2014 (preref. 2012)	2,360	2,735
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2002, 6.75% 2016 (preref. 2012)	2,690	3,118
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds (Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2011	6,000	6,311
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds (Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013	3,000	3,191
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2015	5,000	5,370
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2016	7,500	8,070
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2017	3,000	3,301
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2019	10,000	11,038
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2020	30,000	33,225
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2021	10,000	11,095
		161,336

TEXAS — 13.93%
Abilene Independent School Dist. (Taylor and Jones Counties), Unlimited Tax School Building Bonds, Series 2005, 5.00% 2020	2,795	2,972
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony’s Hospital Corp. Project), Series 1998, FSA insured, 5.50% 2014	2,830	3,112
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony’s Hospital Corp. Project), Series 1998, FSA insured, 5.50% 2015	6,320	6,974
Arlington Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2006, 5.00% 2020	2,000	2,146
City of Austin (Travis and Williamson Counties), Electric Utility Rev. Ref. Bonds, Series 2003, MBIA insured, 5.00% 2011	1,000	1,062
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds, Series 2001, FSA insured, 5.75% 2016	35	38
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds, Series 2001, FSA insured, 5.75% 2016 (preref. 2011)	6,765	7,381
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Obligated Group Project), Series 1998, 5.00% 2010	1,705	1,748
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Obligated Group Project), Series 1998, 5.25% 2009	1,620	1,672
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Obligated Group Project), Series 1998, 5.25% 2028	9,400	9,594
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Dow Chemical Co. Project), Series 2002-B-3, 5.15% 2033 (put 2009)	6,600	6,769
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2003-D, 5.40% 2029 (put 2014)	2,000	2,131
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-A, 5.50% 2022 (put 2011)	14,000	14,847
Brazos River Auth., Rev. Ref. Bonds (Houston Industries Inc. Project), MBIA insured, 4.90% 2015	2,860	3,060
Brazos River Auth., Rev. Ref. Bonds (Reliant Energy, Inc. Project), Series 1999-A, 5.375% 2019	3,500	3,594
Brownsville Independent School Dist. (Cameron County), Unlimited Tax G.O. Bonds, Series 2006, 5.00% 2018	1,000	1,069
Brownsville Independent School Dist. (Cameron County), Unlimited Tax G.O. Bonds, Series 2006, 5.00% 2019	5,000	5,323
Brownsville Independent School Dist. (Cameron County), Unlimited Tax G.O. Bonds, Series 2006, 5.00% 2021	3,000	3,175
Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds (Conjunctive Use Groundwater Supply Project), Series 2005, AMBAC insured, 5.00% 2016	2,285	2,460
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC insured, 5.00% 2035	2,500	2,590
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. and Schoolhouse Bonds, Series 2001, 5.25% 2016	1,965	2,103
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. Bonds, Capital Appreciation Bonds, Series 1993-A, 0% 2013	6,675	5,182
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. and Schoolhouse Bonds, Series 2001, 5.25% 2016 (preref. 2012)	1,535	1,656
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds, Series 1998, 5.00% 2012	500	509
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. Bonds, Series 2005, 5.00% 2016	5,335	5,763
City of Dallas, G.O. Limited Tax Bonds, 5.00% 2014	3,400	3,571
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds, Series 1998, 5.00% 2012 (preref. 2008)	500	510
City of Dallas, G.O. Limited Tax Bonds, 5.00% 2015 (preref. 2011)	2,000	2,113
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev. Ref. Bonds, Series 2002, 5.00% 2009	1,285	1,338
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev. Ref. Bonds, Series 2005, 5.00% 2015	5,720	6,122
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds, Series 2001-A, 5.375% 2013	2,465	2,651
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds, Series 2001-A, 5.375% 2015	3,725	4,001
Dallas Independent School Dist. (Dallas County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2017	2,000	2,177
Dallas Independent School Dist. (Dallas County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2022	5,000	5,350
Dickinson Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse and Ref. Bonds, Series 2005, 5.00% 2016	2,415	2,605
Dickinson Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse and Ref. Bonds, Series 2005, 5.00% 2017	3,660	3,932
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds, Series 2001, 5.50% 2014 (preref. 2011)	2,050	2,222
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds, Series 2001, 5.50% 2015 (preref. 2011)	2,150	2,330
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds, Series 2001, 5.50% 2016 (preref. 2011)	1,125	1,219
Fort Worth Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	10,945	11,850
Frisco Independent School Dist. (Collin and Denton Counties), Unlimited Tax School Building and Ref. Bonds, Series 2005-C, 5.00% 2016	1,570	1,698
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds, Series 2001, 5.50% 2013	2,170	2,293
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds, Series 2001, 5.50% 2015	2,420	2,561
Georgetown Independent School Dist. (Williamson County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2016	2,000	2,157
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2001-A, 6.375% 2029 (preref. 2011)	13,900	15,638
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2015	3,120	3,361
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2016	3,000	3,219
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project), Series 1998, FSA insured, 5.25% 2008	1,890	1,940
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project), Series 1998, FSA insured, 5.50% 2011	5,000	5,368
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project), Series 1998, FSA insured, 5.50% 2014	4,790	5,281
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project), Series 1998, FSA insured, 5.50% 2015	10,325	11,462
Harris County Health Facs. Dev. Corp., Rev. Bonds (CHRISTUS Health), Series 1999-A, MBIA insured, 5.50% 2010 (preref. 2009)	3,380	3,583
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.25% 2008	2,500	2,559
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.50% 2020 (preref. 2011)	4,000	4,330
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.50% 2021 (preref. 2011)	5,740	6,213
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.625% 2014 (preref. 2011)	1,000	1,088
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.625% 2015 (preref. 2011)	2,500	2,720
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.625% 2016 (preref. 2011)	2,700	2,938
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.625% 2018 (preref. 2011)	2,000	2,176
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.50% 2015 (preref. 2012)	1,000	1,096
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.50% 2016 (preref. 2012)	1,000	1,096
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.50% 2018 (preref. 2012)	1,105	1,211
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.00% 2010	2,000	2,103
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.25% 2016	2,700	2,908
Harris County, Unlimited Tax Road Ref. Bonds, Series 2001, 5.375% 2015	970	1,042
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, FSA insured, 5.00% 2032 (put 2012)	15,575	16,565
Harris County, Unlimited Tax Road Ref. Bonds, Series 2001, 5.375% 2015 (preref. 2011)	1,530	1,653
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 1996, 6.75% 2016	1,740	1,817
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 1996, 7.00% 2008	335	352
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2010	1,000	1,022
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2014	1,000	1,027
City of Houston, Airport System Rev. Bonds, Series 2002-A, FSA insured, 5.00% 2022	3,000	3,114
City of Houston, Airport System Rev. Bonds, Series 2002-A, FSA insured, 5.50% 2015	3,000	3,249
City of Houston, Combined Utility System, Rev. Ref. Bonds, Series 2005, FSA insured, 5.00% 2016	5,000	5,446
City of Houston, Combined Utility System, Rev. Ref. Bonds, Series 2005, FSA insured, 5.00% 2035	13,000	13,559
City of Houston, Combined Utility System, Rev. Ref. Bonds, Series 2005-A, FSA insured, 5.25% 2015	11,885	13,144
City of Houston, Water and Sewer System Bonds, Series 1998-A, FSA insured, 0% 2019	845	475
City of Houston, Water and Sewer System Bonds, Series 1998-A, FSA insured, 0% 2019 (escrowed to maturity)	2,155	1,218
Houston Independent School Dist. (Harris County), G.O. Limited Tax School Building Bonds, Series 2005, FSA insured, 5.00% 2032	20,000	20,788
Hurst-Euless-Bedford Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2006, 5.00% 2020	2,750	3,000
Jefferson County, Health Facs. Dev. Corp., Baptist Hospitals of Southeast Texas, FHA insured Mortgage Rev. Bonds, Series 2001, AMBAC insured, 5.20% 2021	3,520	3,688
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Limited Tax Ref. Bonds, Series 2001, 5.50% 2015	1,290	1,383
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Limited Tax Ref. Bonds, Series 2001, 5.50% 2016	1,805	1,937
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds, Series 2003-A, 5.00% 2016	2,575	2,747
La Joya Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2016	4,315	4,654
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.375% 2015	580	621
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds, Series 2001, AMBAC insured, 5.00% 2017	1,000	1,070
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.375% 2015 (preref. 2011)	1,420	1,532
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.50% 2015	2,000	2,132
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax School Building and Ref. Bonds, Current Interest Bonds, Series 2001, 5.50% 2016	385	413
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax School Building Bonds, Series 2005, 5.00% 2016	3,130	3,376
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax School Building and Ref. Bonds, Current Interest Bonds, Series 2001, 5.50% 2016 (preref. 2011)	2,250	2,423
McKinney Independent School Dist. (Collin County), School Building Unlimited Tax Bonds, Series 2001, 5.125% 2016	2,075	2,202
Mission Consolidated Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,000	1,078
North Forest Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Ref. Bonds, Series 2006-A, 5.00% 2020	1,995	2,135
Northeast Medical Clinic, Hospital Auth. (County of Humble), Rev. Bonds, FSA insured, 6.25% 2012	1,000	1,118
Northside Independent School Dist., Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.50% 2014	1,885	2,021
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2016	2,560	2,745
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2017	2,695	2,878
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2018	2,835	3,027
Northside Independent School Dist., Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.50% 2014 (preref. 2011)	2,115	2,277
Plano Independent School Dist. (Collin County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	17,265	18,693
Public Fin. Auth. Charter School Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2006-A, ACA insured, 5.00% 2028	1,000	1,017
Public Fin. Auth. Charter School Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2006-A, ACA insured, 5.00% 2036	1,500	1,518
Public Fin. Auth., G.O. Ref. Bonds, Series 2001-A, 5.375% 2016	2,540	2,729
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2013	4,250	4,566
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2015	1,500	1,628
Transportation Commission, G.O. Mobility Fund Bonds, Series 2006, 5.00% 2017	7,500	8,136
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,580	1,703
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	1,000	1,083
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited Tax School Building Bonds, Series 2001-A, 5.50% 2015 (preref. 2011)	2,000	2,167
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited Tax School Building Bonds, Series 2001-A, 5.50% 2016 (preref. 2011)	2,500	2,709
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, 6.00% 2021	1,000	1,060
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, RADIAN insured, 5.125% 2017	8,000	8,415
City of San Antonio, Bexar County, Water System Rev. Ref. Bonds, Series 2001, 5.00% 2016	1,000	1,053
City of San Antonio, Electric and Gas Systems Rev. Bonds, New Series 2006-A, 5.00% 2015	4,000	4,317
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds (Forward Delivery), New Series 2003, 5.25% 2011	5,000	5,324
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1998-A, 5.25% 2015	3,300	3,447
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2002, 5.375% 2015	24,000	26,618
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.00% 2017	10,000	10,718
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.00% 2018	7,000	7,477
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.375% 2016	3,360	3,618
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1998-A, 5.25% 2015 (preref. 2009)	1,775	1,860
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.375% 2016 (preref. 2012)	1,290	1,394
City of San Antonio, General Improvement and Ref. Bonds, Series 2005, 5.25% 2016	10,000	10,954
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011	3,930	4,165
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2015	475	504
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011 (escrowed to maturity)	70	74
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2015 (preref. 2011)	4,950	5,277
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2016 (preref. 2011)	8,385	8,939
City of San Antonio, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2034 (put 2008)	12,700	12,995
City of San Antonio, Water System Rev. Ref. Bonds, Series 2005, MBIA insured, 5.00% 2019	6,170	6,573
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2013	4,260	4,567
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2015	4,390	4,709
San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2015 (preref. 2011)	1,515	1,634
San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2016 (preref. 2011)	1,705	1,839
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds, Series 2006-A, 5.00% 2017	1,485	1,595
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds, Series 2006-A, 5.00% 2019	2,805	2,991
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds, Series 2006-A, 5.00% 2020	3,465	3,685
South San Antonio Independent School Dist. (Bexar County), Unlimited Tax School Building Bonds, Series 2005, 5.50% 2030	7,510	8,806
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds, Series 2001, 5.375% 2015	3,875	4,130
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds, Series 2001, 5.375% 2016	3,070	3,272
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds, Series 2005-A, 5.00% 2014	1,030	1,110
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds, Series 2005-A, 5.00% 2015	1,085	1,175
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds, Series 2005-A, 5.00% 2016	1,140	1,230
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2036	1,500	1,576
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Bonds, Series 1997-A, MBIA insured, 5.50% 2007	4,000	4,033
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Bonds, Series 1997-A, MBIA insured, 5.75% 2015	3,000	3,375
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002-A, 5.00% 2011	1,775	1,861
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002-A, 5.00% 2019	5,500	5,697
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002-A, 5.25% 2022	3,000	3,181
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds, Series 2002, FSA insured, 5.00% 2010	1,000	1,045
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds, Series 2002, FSA insured, 5.00% 2013	3,000	3,214
Board of Regents of the Texas A&M University System, Permanent University Fund Ref. Bonds, Series 2003, 5.25% 2016	5,000	5,428
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Ref. Bonds, Series 2005, FSA insured, 5.00% 2018	7,285	7,787
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2014	1,535	1,579
Transportation Commission, State Highway Fund Rev. Bonds, Series 2006, 5.00% 2018	15,000	16,200
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project), Series 2005-A, 5.50% 2025	1,000	1,010
Turnpike Auth., Central Turnpike System, Second Tier Bond Anticipation Notes, Series 2002, 5.00% 2008	11,000	11,263
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.00% 2014	1,330	1,345
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.75% 2015	1,830	1,930
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2002-B, 5.25% 2015 (preref. 2012)	7,435	8,016
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2002-B, 5.25% 2016 (preref. 2012)	2,315	2,496
Board of Regents of the University of Texas System, Permanent University Fund Ref. Bonds, Series 2005-A, 5.00% 2015	3,985	4,339
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2001-B, 5.375% 2013 (preref. 2011)	2,000	2,150
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2001-C, 5.375% 2016 (preref. 2011)	4,000	4,300
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-B, 5.375% 2016	1,000	1,095
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2006-B, 5.00% 2016	14,570	15,914
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2006-B, 5.00% 2037	5,000	5,231
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2016	7,280	8,075
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System), Series 2003, MBIA insured, 5.00% 2012	1,895	2,012
Water Financial Assistance and Ref. Bonds, Series 2003-C, 5.00% 2015	1,500	1,605
Weatherford Independent School Dist. (Parker County), Unlimited Tax School Building and Ref. Bonds, Capital Appreciation, Series 2000, 0% 2018	2,625	1,609
Ysleta Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2018	2,480	2,673
		712,361

UTAH — 0.49%
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.00% 2012	8,130	8,659
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.25% 2011	5,000	5,393
Salt Lake County, Sales Tax Rev. Bonds, Series 2005, 5.00% 2015	2,775	3,019
Utah County, Alpine School Dist., G.O. School Building Bonds (Utah School Bond Guaranty Program), Series 2001-A, 5.25% 2015 (preref. 2011)	3,000	3,228
Utah County, Alpine School Dist., G.O. School Building Bonds (Utah School Bond Guaranty Program), Series 2001-A, 5.25% 2016 (preref. 2011)	4,225	4,547
		24,846

VIRGINIA — 0.62%
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011	3,500	3,815
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 7.50% 2029	15,500	16,914
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00% 2011	1,300	1,374
Hanover County Industrial Dev. Auth., Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured, 6.50% 2009	1,000	1,078
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-A, 6.85% 2019	892	905
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	895	953
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026	2,465	2,577
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project), Series 1998, MBIA insured, 5.00% 2010	1,000	1,041
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	2,060	2,176
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019	1,000	1,028
		31,861

WASHINGTON — 6.02%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, FGIC insured, 4.75% 2028	21,940	22,135
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, FGIC insured, 5.25% 2021	5,500	6,142
Clark County, Vancouver School Dist. No. 37, Unlimited Tax Deferred Interest G.O. Bonds, Series 2001-C, FGIC insured, 0% 2016	2,500	1,638
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2001-A, FSA insured, 5.375% 2013	3,000	3,242
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2001-A, FSA insured, 5.50% 2016	13,000	14,135
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2003-A, 5.50% 2015	3,000	3,364
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	10,000	10,842
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.00% 2016	10,000	10,799
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2006-A, 5.00% 2016	7,000	7,606
Energy Northwest, Electric Rev. Ref. Bonds (Project 3), Series 2005-A, 5.00% 2014	5,000	5,394
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2002-A, MBIA insured, 5.50% 2015	5,000	5,420
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2002-A, MBIA insured, 5.50% 2016	5,000	5,467
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2013	2,000	2,209
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2014	2,000	2,225
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2016	7,000	7,653
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2001-A, FSA insured, 5.50% 2017	5,000	5,415
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 1), Series 1997-B, 5.125% 2014	5,000	5,150
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1993-B, FSA insured, 5.65% 2008	3,030	3,142
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1994-A, 6.00% 2007	19,900	20,293
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1998-A, 5.00% 2012	2,000	2,082
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-A, MBIA insured, 0% 2013	4,000	3,054
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-B, 7.125% 2016	5,250	6,527
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2004-A, 5.25% 2008	4,670	4,807
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2006-A, 5.00% 2020	16,000	17,121
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2004-A, 5.25% 2008 (escrowed to maturity)	330	340
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, MBIA insured, 5.00% 2013	1,445	1,552
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, MBIA insured, 5.00% 2014	1,000	1,078
G.O. Bonds, Motor Vehicle Fuel Tax, Series 2002-C, FSA insured, 5.00% 2017	5,000	5,263
G.O. Bonds, Series 2003-A, 5.00% 2013	1,260	1,342
Various Purpose G.O. Bonds, Series 2001-C, 5.00% 2010	7,310	7,625
Various Purpose G.O. Ref. Bonds, Series R-2005-A, AMBAC insured, 5.00% 2018	10,000	10,706
Various Purpose G.O. Ref. Bonds, Series R-2006-A, AMBAC insured, 5.00% 2015	5,000	5,433
Public Utility Dist. No. 2 of Grant County, Priest Rapids Hydroelectric Dev. Rev. and Ref. Bonds, Series 2005-A, FGIC insured, 5.00% 2018	1,725	1,856
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative of Puget Sound), Series 2001, AMBAC insured, 5.375% 2012	1,500	1,623
Health Care Facs. Auth., Rev. Bonds (Kadlec Medical Center), Series 2006-A, ASSURED GUARANTY insured, 5.00% 2021	3,025	3,195
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.50% 2011	6,565	7,087
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.625% 2014	3,000	3,249
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.625% 2015	8,635	9,272
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)	325	358
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)	270	298
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012	2,405	2,648
King County, Sewer Rev. Ref. Bonds, Series 2001, FGIC insured, 5.25% 2015	2,000	2,144
King County, Sewer Rev. Ref. Bonds, Series 2002-B, FSA insured, 5.50% 2015	4,500	4,884
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. and Ref. Bonds, Series 2005-A, FSA insured, 5.00% 2013	2,000	2,157
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. and Ref. Bonds, Series 2005-A, FSA insured, 5.00% 2020	2,295	2,453
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2013	3,835	4,058
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2014	4,040	4,262
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.25% 2015	4,255	4,543
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2016	4,485	4,803
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2017	4,440	4,743
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2018	2,000	2,137
City of Seattle, Limited Tax G.O. Improvement and Ref. Bonds, Series 2005, 5.00% 2016	5,755	6,240
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2012	2,000	2,149
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2016	5,000	5,352
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2016	3,080	3,464
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2018	7,920	8,991
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2019	3,630	4,132
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds, Series 2002-B, FSA insured, 5.25% 2012	2,250	2,442
		307,741

WISCONSIN — 1.26%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012	2,000	2,111
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	25,655	27,343
G.O. Bonds, Series 1999-A, 5.00% 2012 (preref. 2009)	3,390	3,513
G.O. Ref. Bonds, Series 1998-1, 5.50% 2010	3,225	3,457
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 1998, AMBAC insured, 5.625% 2015	1,130	1,265
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group), Series 2001, 5.625% 2014 Series 2001, 5.625% 2014	90	98
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group), Series 2001, 5.625% 2015	100	109
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group), Series 2001, 5.625% 2014 (preref. 2011)	910	997
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group), Series 2001, 5.625% 2015 (preref. 2011)	1,000	1,096
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1998, 4.80% 2010	1,110	1,136
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1998, 4.90% 2011	1,165	1,197
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1999, 5.125% 2016	1,000	1,028
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1999, 5.375% 2022	2,000	2,055
Health and Educational Facs. Auth., Rev. Bonds (Thedacare, Inc.), Series 2005, AMBAC insured, 5.00% 2015	1,025	1,104
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 1998-A, 5.375% 2017	375	381
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources Co. Project), Series 1991-E, FGIC insured, 6.90% 2021	6,000	7,797
Transportation Rev. Bonds, Series 1993-A, MBIA insured, 4.80% 2009	9,645	9,963
		64,650

Total bonds & notes (cost: $4,698,838,000)		4,865,085

Short-term securities — 4.65%

City of Valdez, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project), Series 2003-B, 3.60% 2037[4]	600	600
Town of Hurley, New Mexico, Pollution Control Rev. Bonds (Kennecott Santa Fe Corp. Project), Series 1985, 3.60% 2015[4]	1,000	1,000
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2006-A, 4.50% 6/27/2007	20,000	20,145
District of Columbia, Multi-Modal G.O. Ref. Bonds, Series 2002-D, MBIA insured, 3.44% 2031[4]	5,000	5,000
District of Columbia, Rev. Bonds (National Academy of Sciences Project), Series 1999-C, AMBAC insured, TECP, 3.50% 10/5/2006	2,000	2,000
District of Columbia, University Rev. Bonds (George Washington University Issue), Series 1999-C, MBIA insured, 3.44% 2029[4]	4,500	4,500
Florida Gulf Coast University Fncg. Corp., Capital Improvement Rev. Bonds, Series 2003, 3.44% 2033[4]	2,400	2,400
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. and Ref. Bonds (Genesis Rehabilitation Hospital Project), Series 1996, 3.58% 2021[4]	2,550	2,550
School Dist. of Palm Beach County, Florida, Sales Tax Rev. Notes, Series 2005, TECP, 3.55% 10/19/2006	5,500	5,500
State of Florida, Sunshine State Governmental Fncg. Commission, Rev. Bonds, Series 1986, AMBAC insured, 3.58% 2016[4]	7,400	7,400
State of Florida, Sunshine State Governmental Fncg. Commission, Rev. Notes (Governmental Fncg. Program), Series 2000-A, AMBAC/FGIC insured, TECP, 3.50% 10/11/2006	1,500	1,500
State of Florida, Sunshine State Governmental Fncg. Commission, Rev. Notes (Governmental Fncg. Program), Series 2000-D, AMBAC/FGIC insured, TECP, 3.55% 10/17/2006	1,565	1,565
City of Chicago, Illinois, Wastewater Transmission Rev. Bonds, Series 2004-A, MBIA insured, 3.41% 2039[4]	7,100	7,100
Illinois Fin. Auth., Demand Rev. Bonds (Proctor Hospital), Series 2006-B, 3.45% 2016[4]	1,500	1,500
Village of Romeoville, Will County, Illinois, Demand Rev. Bonds, Lewis University, Series 2006, 3.60% 2036[4]	1,000	1,000
Maryland Econ. Dev. Corp., Rev. Bonds (Federation of American Societies for Experimental Biology Project), Series 2002-A, 3.57% 2030[4]	600	600
Maryland Health and Higher Educational Facs. Auth., Commerical Paper Notes (Johns Hopkins University Issue), Series A, 3.50% 10/6/2006	4,400	4,400
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Maryland, G.O. Multi-Modal Bond Anticipation Notes, Series 2006-A, 3.35% 2023[4]	1,700	1,700
Commonwealth of Massachusetts, G.O. Ref. Bonds (Demand Bonds), Series 1998-A, 3.35% 2016[4]	7,000	7,000
Commonwealth of Massachusetts, G.O. Ref. Bonds, Series 2001-C, 3.36% 2021[4]	2,100	2,100
Board of Trustees of Michigan State University, General Rev. Bonds, Series 2000-A, 3.41% 2030[4]	990	990
City of Minneapolis, Minnesota, Health Care System Rev. Ref. Bonds (Fairview Health Services), Series 2005-C, MBIA insured, 3.40% 2026[4]	9,000	9,000
Jackson County, Mississippi, Port Fac. Ref. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 3.57% 2023[4]	4,600	4,600
Port of Port Arthur Navigation Dist. of Jefferson County, Texas, Pollution Control Rev. Ref. Bonds (Texaco Inc. Project), Series 1994, 3.57% 2024[4]	3,740	3,740
State of Nebraska, Hospital Auth. No. 1 of Lancaster County, Health Facs. Rev. Bonds (Immanuel Health Systems — Williamsburg Project), Series 2000-A, 3.60% 2030[4,5]	1,280	1,280
State of New Mexico, Tax and Rev. Anticipation Notes, Series 2006, 4.50% 6/29/2007[5]	20,000	20,148
City of New York, New York, G.O. Bonds, Fiscal 1994 Series A, Subseries A-8, 3.56% 2017[4]	1,200	1,200
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2001-B, 3.41% 2025[4]	1,100	1,100
Ohio Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2006-A, 3.57% 2019[4]	4,800	4,800
School Dist. of Philadelphia, Pennsylvania, Tax and Rev. Anticipation Notes, Series A of 2006-2007, 4.50% 6/29/2007[5]	20,000	20,150
State of Rhode Island, Health and Educational Building Corp., Educational Institution Rev. Bonds (Portsmouth Abbey School Issue), Series 2001, 3.58% 2031[4,5]	1,410	1,410
State of Rhode Island, Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Care New England Issue), Series 2002-A, 3.58% 2032[4,5]	1,000	1,000
State of South Carolina, Greenville Hospital System Board of Trustees, Hospital Rev. Bonds, Series 2005-A, AMBAC insured, 3.39% 2035[4]	5,900	5,900
South Carolina Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 3.58% 9/6/2006	5,794	5,794
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund), Series 2001, 3.58% 2031[4,5]	2,270	2,270
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund), Series 2003, 3.58% 2033[4,5]	2,200	2,200
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund), Series 2004, 3.58% 2034[4,5]	7,030	7,030
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund), Series 2005, 3.58% 2035[4,5]	1,200	1,200
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, 3.58% 2032[4,5]	3,300	3,300
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, 3.58% 2034[4,5]	7,600	7,600
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2006, 3.58% 2036[4]	1,300	1,300
Harris County, Texas, G.O. Notes, Series C, TECP, 3.55% 10/13/2006	5,000	5,000
City of Houston, Texas, G.O. Notes, Series D, TECP, 3.63% 9/12/2006	2,000	2,000
City of Houston, Texas, G.O. Notes, Series D, TECP, 3.50% 10/12/2006	2,000	2,000
City of Houston, Texas, G.O. Notes, Series D, TECP, 3.55% 10/17/2006	3,500	3,500
State of Texas, Tax and Rev. Anticipation Notes, Series 2006, 4.50% 8/31/2007	25,000	25,235
Upper Trinity Regional Water Dist. (Denton County), Texas, Regional Treated Water Supply System Rev. Notes, Series 2005-A, TECP, 3.48% 9/7/2006	1,000	1,000
Utah Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-2, TECP, 3.50% 10/4/2006	3,200	3,200
State of Virginia, Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-A, 3.41% 2034[4]	400	400
Wisconsin State, G.O. Bonds, Series 2005-A, TECP, 3.55% 10/17/2006	3,800	3,800
City of Milwaukee, Wisconsin, School Rev. Anticipation Notes, Series 2005-M-6, 5.50% 9/7/2006	6,000	6,002

Total short-term securities (cost: $237,609,000)		237,709

Total investment securities (cost: $4,936,447,000)		5,102,794
Other assets less liabilities		9,644

Net assets		$5,112,438

1 Scheduled interest and/or principal payment was not received.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $6,736,000, which represented .13% of the net assets of the fund.
3 Step bond; coupon rate will increase at a later date.
4 Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
5 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to Abbreviations

Agcy. = Agency
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

MFGEFP-919-1006-S6841

Financial statements

Statement of assets and liabilities
at August 31, 2006	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $4,936,447)		$5,102,794
Cash		78
Receivables for:
Sales of investments	$2,891
Sales of fund's shares	21,132
Interest	59,991	84,014
		5,186,886
Liabilities:
Payables for:
Purchases of investments	59,746
Repurchases of fund's shares	6,102
Dividends on fund's shares	4,859
Investment advisory services	1,072
Services provided by affiliates	2,506
Deferred directors' compensation	155
Other fees and expenses	8	74,448
Net assets at August 31, 2006		$5,112,438

Net assets consist of:
Capital paid in on shares of capital stock		$4,949,401
Undistributed net investment income		5,147
Accumulated net realized loss		(8,457)
Net unrealized appreciation		166,347
Net assets at August 31, 2006		$5,112,438

Total authorized capital stock - 500,000 shares, $.001 par value (409,260 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$4,266,911	341,574	$12.49
Class B	120,451	9,642	12.49
Class C	196,413	15,723	12.49
Class F	424,535	33,985	12.49
Class R-5	104,128	8,336	12.49
* Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.98.

See Notes to Financial Statements

Statement of operations
for the year ended August 31, 2006	(dollars in thousands)
Investment income:
Income:
Interest		$209,273

Fees and expenses*:
Investment advisory services	$12,974
Distribution services	13,397
Transfer agent services	861
Administrative services	516
Reports to shareholders	122
Registration statement and prospectus	369
Postage, stationery and supplies	77
Directors' compensation	65
Auditing and legal	85
Custodian	23
Federal and state income taxes	548
Other state and local taxes	38
Other	43
Total fees and expenses before waiver	29,118
Less waiver of fees and expenses:
Investment advisory services	1,297
Total fees and expenses after waiver		27,821
Net investment income		181,452

Net realized loss and unrealized depreciation on investments
Net realized loss on investments		(2,776)
Net unrealized depreciation on investments		(28,274)
Net realized loss and unrealized depreciation on investments		(31,050)
Net increase in net assets resulting from operations		$150,402

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

	Year ended August 31
	2006	2005
Operations:
Net investment income	$181,452	$151,273
Net realized (loss) gain on investments	(2,776)	2,093
Net unrealized (depreciation) appreciation on investments	(28,274)	27,414
Net increase in net assets resulting from operations	150,402	180,780

Dividends paid or accrued to shareholders from net investment income	(180,247)	(150,013)

Capital share transactions	983,231	626,762

Total increase in net assets	953,386	657,529

Net assets:
Beginning of year	4,159,052	3,501,523
End of year (including
undistributed net investment income: $5,147 and $4,344, respectively)	$5,112,438	$4,159,052

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization - The Tax-Exempt Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of federally tax-exempt current income, consistent with the preservation of capital, through a diversified portfolio of municipal bonds.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The retirement plan share class (R-5) is sold without any sales charges and does not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class F	None	None	None
Class R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available or are considered unreliable are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2.	Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as net capital losses; federal income tax; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2006, the fund reclassified $501,000 from undistributed net investment income to accumulated net realized loss and $99,000 from capital paid in on shares of capital stock to undistributed net investment income to align financial reporting with tax reporting.

As of August 31, 2006, the components of distributable earnings, unrealized appreciation (depreciation) and cost of investments on a tax basis were as follows:
(dollars in thousands)
Undistributed tax-exempt income	$5,298
Capital loss carryforward expiring in 2012*	(5,205)
Post-October capital loss deferrals (realized during the period November 1, 2005, through August 31, 2006)†	(3,252)
Gross unrealized appreciation on investment securities	180,752
Gross unrealized depreciation on investment securities	(9,542)
Net unrealized appreciation on investment securities	171,210
Cost of investment securities	4,931,584

*Reflects the utilization of capital loss carryforwards of $977,000. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration date. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

Distributions paid or accrued to shareholders from tax-exempt income were as follows (dollars in thousands):

	Year ended August 31
Share class	2006	2005
Class A	$154,652	$132,769
Class B	3,899	3,934
Class C	5,697	4,688
Class F	12,412	6,350
Class R-5	3,587	2,272
Total	$180,247	$150,013

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc.SM ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.13% on such assets in excess of $6 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. CRMC is currently waiving 10% of investment advisory services fees. During the year ended August 31, 2006, total investment advisory services fees waived by CRMC were $1,297,000. As a result, the fee shown on the accompanying financial statements of $12,974,000, which was equivalent to an annualized rate of 0.285%, was reduced to $11,677,000, or 0.256% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2006, unreimbursed expenses subject to reimbursement totaled $6,053,000 for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the year ended August 31, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$9,645	$828	Not applicable	Not applicable
Class B	1,191	33	Not applicable	Not applicable
Class C	1,771	Included in administrative services	$131	$14
Class F	790		246	37
Class R-5	Not applicable		86	2
Total	$13,397	$861	$463	$53

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $65,000, shown on the accompanying financial statements, includes $50,000 in current fees (either paid in cash or deferred) and a net increase of $15,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2006
Class A	$1,176,914	94,940	$112,764	9,098	$(576,864)	(46,556)	$712,814	57,482
Class B	13,456	1,086	2,906	234	(16,414)	(1,324)	(52)	(4)
Class C	65,739	5,302	4,371	353	(37,062)	(2,991)	33,048	2,664
Class F	271,996	21,936	9,867	797	(83,763)	(6,756)	198,100	15,977
Class R-5	48,420	3,903	1,176	95	(10,275)	(828)	39,321	3,170
Total net increase
(decrease)	$1,576,525	127,167	$131,084	10,577	$(724,378)	(58,455)	$983,231	79,289

Year ended August 31, 2005
Class A	$770,057	61,433	$95,853	7,647	$(394,984)	(31,531)	$470,926	37,549
Class B	13,205	1,054	2,941	235	(14,047)	(1,122)	2,099	167
Class C	55,779	4,450	3,486	278	(29,430)	(2,350)	29,835	2,378
Class F	137,440	10,966	5,041	402	(37,153)	(2,967)	105,328	8,401
Class R-5	22,361	1,788	645	51	(4,432)	(354)	18,574	1,485
Total net increase
(decrease)	$998,842	79,691	$107,966	8,613	$(480,046)	(38,324)	$626,762	49,980

* Includes exchanges between share classes of the fund.

5. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,345,415,000 and $393,258,000, respectively, during the year ended August 31, 2006.

Financial highlights (1)

		Income from investment operations(2)			Dividends and distributions

	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers (4)	Ratio of net income to average net assets
Class A:
Year ended 8/31/2006	$12.60	$.50	$(.11)	$.39	$(.50)	$-	$(.50)	$12.49	3.18%	$4,267.59%		.56%	4.04%
Year ended 8/31/2005	12.51	.51	.09	.60	(.51)	-	(.51)	12.60	4.87	3,581.60		.57	4.08
Year ended 8/31/2004	12.17	.53	.33	.86	(.52)	-	(.52)	12.51	7.17	3,083.61		.61	4.23
Year ended 8/31/2003	12.41	.54	(.22)	.32	(.54)	(.02)	(.56)	12.17	2.55	2,905.61		.61	4.33
Year ended 8/31/2002	12.38	.57	.06	.63	(.57)	(.03)	(.60)	12.41	5.31	2,689.63		.63	4.73
Class B:
Year ended 8/31/2006	12.60	.41	(.11)	.30	(.41)	-	(.41)	12.49	2.42	120	1.34	1.32	3.29
Year ended 8/31/2005	12.51	.41	.09	.50	(.41)	-	(.41)	12.60	4.10	121	1.35	1.33	3.33
Year ended 8/31/2004	12.17	.44	.33	.77	(.43)	-	(.43)	12.51	6.38	119	1.36	1.36	3.48
Year ended 8/31/2003	12.41	.44	(.22)	.22	(.44)	(.02)	(.46)	12.17	1.79	114	1.37	1.37	3.56
Year ended 8/31/2002	12.38	.48	.06	.54	(.48)	(.03)	(.51)	12.41	4.53	81	1.38	1.38	3.91
Class C:
Year ended 8/31/2006	12.60	.40	(.11)	.29	(.40)	-	(.40)	12.49	2.37	196	1.40	1.37	3.22
Year ended 8/31/2005	12.51	.40	.09	.49	(.40)	-	(.40)	12.60	3.98	165	1.46	1.44	3.21
Year ended 8/31/2004	12.17	.42	.33	.75	(.41)	-	(.41)	12.51	6.24	134	1.49	1.49	3.34
Year ended 8/31/2003	12.41	.43	(.22)	.21	(.43)	(.02)	(.45)	12.17	1.66	120	1.50	1.50	3.43
Year ended 8/31/2002	12.38	.47	.06	.53	(.47)	(.03)	(.50)	12.41	4.40	82	1.51	1.51	3.79
Class F:
Year ended 8/31/2006	12.60	.49	(.11)	.38	(.49)	-	(.49)	12.49	3.11	425.65		.62	3.96
Year ended 8/31/2005	12.51	.49	.09	.58	(.49)	-	(.49)	12.60	4.74	227.72		.69	3.95
Year ended 8/31/2004	12.17	.51	.33	.84	(.50)	-	(.50)	12.51	7.02	120.75		.75	4.09
Year ended 8/31/2003	12.41	.52	(.22)	.30	(.52)	(.02)	(.54)	12.17	2.41	68.75		.75	4.19
Year ended 8/31/2002	12.38	.55	.06	.61	(.55)	(.03)	(.58)	12.41	5.15	42.78		.78	4.54
Class R-5:
Year ended 8/31/2006	12.60	.52	(.11)	.41	(.52)	-	(.52)	12.49	3.35	104.42		.39	4.22
Year ended 8/31/2005	12.51	.53	.09	.62	(.53)	-	(.53)	12.60	5.05	65.42		.40	4.25
Year ended 8/31/2004	12.17	.55	.33	.88	(.54)	-	(.54)	12.51	7.34	46.43		.43	4.41
Year ended 8/31/2003	12.41	.56	(.22)	.34	(.56)	(.02)	(.58)	12.17	2.72	38.44		.44	4.51
Period from 7/15/2002 to 8/31/2002	12.33	.07	.08	.15	(.07)	-	(.07)	12.41	1.23	37.06		.06	.59

	Year ended August 31
	2006	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	9%	9%	8%	8%	8%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain waivers from CRMC.
During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of The Tax-Exempt Bond Fund of America, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Bond Fund of America, Inc. (the "Fund") at August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
October 6, 2006

Tax information                                                        unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended August 31, 2006:

Exempt interest dividends                                             100%

Individual shareholders should refer to their Form 1099-DIV or other tax information, which will be mailed in January 2007, to determine the calendar year amounts to be included on their 2006 tax returns. Shareholders should consult their tax advisers.